UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2016

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Portfolio Review  page 1

Portfolio of Investments  page 18

Financial Statements  page  39

Notes to Financial Statements  page 65

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols
Jens Peers, CFA®	Class A ESGMX
Suzanne Senellart	Class C ESGCX
Hua Cheng, CFA®, PhD	Class Y ESGYX
Natixis Asset Management U.S., LLC (“Natixis AM US”)

Investment Goal

The Fund seeks long-term capital appreciation.

Total Returns — June 30, 20163

Life of Fund

Class A (Inception 3/31/16)
NAV	-1.00%
With 5.75% Maximum Sales Charge	-6.69

Class C (Inception 3/31/16)
NAV	-1.20
With CDSC[1]	-2.19

Class Y (Inception 3/31/16)
NAV	-0.90

Comparative Performance
MSCI World Index (Net)[2]	1.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies. You may not invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS OAKMARK FUND

Managers	Symbols
William C. Nygren, CFA®	Class A NEFOX
Kevin G. Grant, CFA®	Class C NECOX
M. Colin Hudson, CFA®	Class Y NEOYX
Michael J. Mangan, CFA®
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 5/6/31)
NAV	0.49%	-3.52%	9.83%	6.23%
With 5.75% Maximum Sales Charge	-5.31	-9.08	8.54	5.60

Class C (Inception 5/1/95)
NAV	0.12	-4.22	9.02	5.45
With CDSC[1]	-0.85	-5.12	9.02	5.45

Class Y (Inception 11/18/98)
NAV	0.62	-3.27	10.10	6.55

Comparative Performance
S&P 500® Index[2]	3.84	3.99	12.10	7.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA®	Class A NOIAX
Robert A. Taylor, CFA®	Class C NOICX
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 12/15/10)
NAV	-10.17%	-19.10%	1.64%	2.47%
With 5.75% Maximum Sales Charge	-15.34	-23.73	0.45	1.38

Class C (Inception 12/15/10)
NAV	-10.60	-19.80	0.87	1.69
With CDSC[1]	-11.49	-20.59	0.87	1.69

Comparative Performance
MSCI World ex USA Index (Net)[2]	-2.98	-9.84	1.23	2.22

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States. The index calculates reinvested dividends net of withholding taxes using Luxembourg tax rates.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A NEFJX
Chad D. Fargason	Class C NEJCX
Chris D. Wallis, CFA®	Class Y NEJYX
Scott J. Weber, CFA®
Vaughan Nelson Investment Management, L.P.

Effective July 31, 2009, the fund was closed to new investors.

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/31/96)
NAV	3.80%	-4.30%	10.21%	9.53%
With 5.75% Maximum Sales Charge	-2.16	-9.79	8.91	8.88

Class C (Inception 12/31/96)
NAV	3.42	-5.02	9.39	8.71
With CDSC[1]	2.42	-5.79	9.39	8.71

Class Y (Inception 8/31/06)[2]
NAV	3.98	-4.05	10.49	9.82

Comparative Performance
Russell 2000® Value Index[3]	6.08	-2.58	8.15	5.15

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Prior to the inception of Class Y shares (8/31/06), performance is that of Class A shares and reflects the higher net expenses of that share class.

3

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A VNVAX
Chad D. Fargason	Class C VNVCX
Chris D. Wallis, CFA®	Class N VNVNX
Scott J. Weber, CFA®	Class Y VNVYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	Life of Class

Class A (Inception 10/31/08)				Class A/C/Y	Class N
NAV	-2.15%	-12.28%	8.41%	12.77%	—%
With 5.75% Maximum Sales Charge	-7.76	-17.33	7.13	11.90	—

Class C (Inception 10/31/08)
NAV	-2.51	-12.95	7.60	11.94	—
With CDSC[1]	-3.46	-13.78	7.60	11.94	—

Class N (Inception 5/1/13)
NAV	-1.92	-11.94	—	—	9.04

Class Y (Inception 10/31/08)
NAV	-1.97	-12.04	8.68	13.06	—

Comparative Performance
Russell Midcap® Value Index[2]	8.87	3.25	11.70	15.06	11.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2016[1]	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD 1/1/2016[1] – 6/30/2016
Class A
Actual	$1,000.00	$990.00	$3.22	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52	*
Class C
Actual	$1,000.00	$988.00	$5.07	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27	*
Class Y
Actual	$1,000.00	$991.00	$2.60	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).
[1]

Fund commenced operations on March 31, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (91), divided by 366 (to reflect the partial period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,004.90	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
Class C
Actual	$1,000.00	$1,001.20	$9.60
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.67
Class Y
Actual	$1,000.00	$1,006.20	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67

*	Expenses are equal to the Fund’s annualized expense ratio: 1.18%, 1.93% and 0.93% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$898.30	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72
Class C
Actual	$1,000.00	$894.00	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.47

*	Expenses are equal to the Fund’s annualized expense ratio: 1.34% and 2.09% for Class A and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,038.00	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82
Class C
Actual	$1,000.00	$1,034.20	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.57
Class Y
Actual	$1,000.00	$1,039.80	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*	Expenses are equal to the Fund’s annualized expense ratio: 1.36%, 2.11% and 1.11% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$978.50	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17
Class C
Actual	$1,000.00	$974.90	$9.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92
Class N
Actual	$1,000.00	$980.80	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42
Class Y
Actual	$1,000.00	$980.30	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

*	Expenses are equal to the Fund’s annualized expense ratio: 1.23%, 1.98%, 0.88% and 0.98% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

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performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors

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included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance, although lagging in certain periods, improved slightly; and (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement when compared to relevant performance benchmarks and categories.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds in this report has expense caps in place and they considered that current expenses of all the Funds are below the cap. The Trustees noted that several Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors which management believed justified such relatively higher fee rates. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s net expense ratio was near, at, or below the median of a peer group of funds; (2) that the Fund’s advisory fee rate was not significantly above its peer group median; and (3) that the Fund’s investment discipline was capacity constrained.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their

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affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that two Funds had breakpoints in their advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

13  |

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2017.

|  14

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR MIROVA GLOBAL SUSTAINABLE EQUITY FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory and sub-advisory agreements for a registered investment company, including newly formed funds such as the Mirova Global Sustainable Equity Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on March 11, 2016.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Asset Management U.S., LLC (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds and accounts advised by the Adviser and the proposed expense cap, (ii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iii) proposed arrangements for the distribution of the Fund’s shares, (iv) the procedures proposed to be employed to determine the value of the Fund’s assets, (v) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) information about the Adviser’s performance, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. The Trustees also considered the fact that they oversee another fund advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of that other fund. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with another fund advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory

15  |

services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of another fund managed by the Adviser’s affiliate, Mirova, that pursues the same investment strategy as the Fund’s proposed strategy, as well as the performance of other accounts managed by the Adviser.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected, as well as information about differences in such fees. The Trustees also considered the advisory fee charged by the Adviser’s affiliate, Mirova, to manage a pooled investment vehicle pursuing the same investment strategy as the Fund’s proposed strategy, and noted that the same portfolio managers of that pooled investment vehicle are expected to be portfolio managers of the Fund. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

|  16

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

17  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Belgium — 2.5%
5,345	KBC Groep NV(b)	$262,872

	Canada — 1.5%
6,500	AltaGas Ltd.	157,978

	Denmark — 6.4%
1,228	Coloplast AS, Series B	91,921
5,986	Novo Nordisk AS, Class B	322,363
2,132	Novozymes AS	102,381
2,182	Vestas Wind Systems AS	148,309

		664,974

	France — 6.9%
2,619	Essilor International S.A.	344,213
500	Ingenico Group S.A.	57,952
982	L’Oreal S.A.	188,007
2,844	Valeo S.A.	126,257

		716,429

	Germany — 4.8%
784	Allianz SE, (Registered)	111,843
12,920	Deutsche Telekom AG	220,315
2,457	Symrise AG	167,595

		499,753

	Hong Kong — 1.4%
17,000	AIA Group Ltd.	102,233
72,000	Beijing Enterprises Water Group Ltd.	43,603

		145,836

	Ireland — 3.6%
3,700	Eaton Corp. PLC	221,001
1,700	Medtronic PLC	147,509

		368,510

	Japan — 2.7%
900	Rinnai Corp.	79,526
4,100	Toyota Motor Corp.	202,124

		281,650

	Netherlands — 4.0%
1,546	ASML Holding NV	152,185
5,564	Unilever NV	258,780

		410,965

	Singapore — 1.8%
162,000	Raffles Medical Group Ltd.	181,917

	Spain — 1.3%
4,511	Enagas S.A.	137,812

	Switzerland — 1.4%
2,418	Cie Financiere Richemont S.A., (Registered)	141,537

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)

	United Kingdom — 4.8%
3,800	ARM Holdings PLC	$57,721
4,493	Halma PLC	61,109
64,091	Legal & General Group PLC	164,079
12,513	Prudential PLC	212,332

		495,241

	United States — 53.2%
1,700	A.O. Smith Corp.	149,787
701	Alphabet, Inc., Class A(b)	493,175
400	Amazon.com, Inc.(b)	286,248
3,900	American Water Works Co., Inc.	329,589
3,500	Criteo S.A., Sponsored ADR(b)	160,720
5,100	Danaher Corp.	515,100
2,100	Delphi Automotive PLC	131,460
1,900	Ecolab, Inc.	225,340
2,800	Ellie Mae, Inc.(b)	256,620
2,500	Gilead Sciences, Inc.	208,550
1,900	Illumina, Inc.(b)	266,722
1,700	International Flavors & Fragrances, Inc.	214,319
2,900	MasterCard, Inc., Class A	255,374
6,200	Microsoft Corp.	317,254
1,900	NextEra Energy, Inc.	247,760
2,400	Roper Technologies, Inc.	409,344
3,300	Thermo Fisher Scientific, Inc.	487,608
1,200	United Natural Foods, Inc.(b)	56,160
6,600	Visa, Inc., Class A	489,522

		5,500,652

	Total Common Stocks (Identified Cost $10,043,673)	9,966,126

Principal Amount
Short-Term Investments — 3.8%
$390,494	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $390,494 on 7/01/2016 collateralized by $385,000 U.S. Treasury Note, 1.75% due 9/30/2022 valued at $398,475 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $390,494)	390,494

	Total Investments — 100.1% (Identified Cost $10,434,167)(a)	10,356,620
	Other assets less liabilities — (0.1)%	(15,405)

	Net Assets — 100.0%	$10,341,215

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $10,434,167 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$325,583
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(403,130)

	Net unrealized depreciation	$(77,547)

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2016 (Unaudited)

Industrial Conglomerates	8.9%
Life Sciences Tools & Services	7.3
IT Services	7.2
Chemicals	6.9
Internet Software & Services	6.4
Insurance	5.7
Health Care Equipment & Supplies	5.6
Software	5.5
Personal Products	4.3
Water Utilities	3.6
Electrical Equipment	3.6
Pharmaceuticals	3.1
Internet & Catalog Retail	2.8
Banks	2.5
Auto Components	2.5
Electric Utilities	2.4
Diversified Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Biotechnology	2.0
Other Investments, less than 2% each	11.8
Short-Term Investments	3.8

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	60.6%
Euro	19.5
Danish Krone	6.4
British Pound	4.8
Japanese Yen	2.7
Other, less than 2% each	6.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Air Freight & Logistics — 2.0%
29,840	FedEx Corp.	$4,529,115

	Automobiles — 3.4%
364,300	Fiat Chrysler Automobiles NV	2,229,516
117,800	General Motors Co.	3,333,740
45,800	Harley-Davidson, Inc.	2,074,740

		7,637,996

	Banks — 10.5%
534,400	Bank of America Corp.	7,091,488
149,100	Citigroup, Inc.	6,320,349
98,200	JPMorgan Chase & Co.	6,102,148
79,500	Wells Fargo & Co.	3,762,735

		23,276,720

	Beverages — 1.8%
34,600	Diageo PLC, Sponsored ADR	3,905,648

	Capital Markets — 6.8%
93,900	Bank of New York Mellon Corp. (The)	3,648,015
26,110	Goldman Sachs Group, Inc. (The)	3,879,424
87,800	State Street Corp.	4,734,176
37,700	T. Rowe Price Group, Inc.	2,750,969

		15,012,584

	Chemicals — 1.2%
24,800	Monsanto Co.	2,564,568

	Consumer Finance — 3.8%
233,100	Ally Financial, Inc.(b)	3,979,017
70,000	Capital One Financial Corp.	4,445,700

		8,424,717

	Electronic Equipment, Instruments & Components — 1.9%
73,500	TE Connectivity Ltd.	4,197,585

	Energy Equipment & Services — 2.5%
79,800	Halliburton Co.	3,614,142
55,500	National Oilwell Varco, Inc.	1,867,575

		5,481,717

	Food Products — 1.7%
49,600	Nestle S.A., Sponsored ADR	3,834,576

	Health Care Equipment & Supplies — 1.5%
37,100	Medtronic PLC	3,219,167

	Health Care Providers & Services — 2.3%
36,050	UnitedHealth Group, Inc.	5,090,260

	Household Durables — 2.0%
26,500	Whirlpool Corp.	4,415,960

	Industrial Conglomerates — 3.0%
214,800	General Electric Co.	6,761,904

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Insurance — 9.0%
81,600	Aflac, Inc.	$5,888,256
106,700	American International Group, Inc.	5,643,363
44,850	Aon PLC	4,898,966
84,000	Principal Financial Group, Inc.	3,453,240

		19,883,825

	Internet & Catalog Retail — 2.0%
172,300	Liberty Interactive Corp./QVC Group, Class A(b)	4,371,251

	Internet Software & Services — 4.9%
9,970	Alphabet, Inc., Class A(b)	7,014,194
20,100	LinkedIn Corp., Class A(b)	3,803,925

		10,818,119

	IT Services — 7.2%
57,000	Automatic Data Processing, Inc.	5,236,590
61,300	MasterCard, Inc., Class A	5,398,078
72,120	Visa, Inc., Class A	5,349,140

		15,983,808

	Machinery — 5.9%
60,600	Caterpillar, Inc.	4,594,086
41,500	Cummins, Inc.	4,666,260
36,200	Parker Hannifin Corp.	3,911,410

		13,171,756

	Media — 2.6%
43,700	Comcast Corp., Class A	2,848,803
262,800	News Corp., Class A	2,982,780

		5,831,583

	Oil, Gas & Consumable Fuels — 4.7%
76,000	Anadarko Petroleum Corp.	4,047,000
115,400	Apache Corp.	6,424,318

		10,471,318

	Personal Products — 1.5%
69,600	Unilever PLC, Sponsored ADR	3,334,536

	Pharmaceuticals — 1.6%
83,800	Sanofi, Sponsored ADR	3,507,030

	Semiconductors & Semiconductor Equipment — 8.2%
135,200	Applied Materials, Inc.	3,240,744
166,400	Intel Corp.	5,457,920
72,700	QUALCOMM, Inc.	3,894,539
90,400	Texas Instruments, Inc.	5,663,560

		18,256,763

	Software — 4.6%
91,700	Microsoft Corp.	4,692,289
132,000	Oracle Corp.	5,402,760

		10,095,049

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 2.1%
48,350	Apple, Inc.	$4,622,260

	Total Common Stocks (Identified Cost $205,180,985)	218,699,815

Principal Amount
Short-Term Investments — 1.8%
$3,945,008	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $3,945,011 on 7/01/2016 collateralized by $3,890,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $4,026,150 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,945,008)	3,945,008

	Total Investments — 100.5% (Identified Cost $209,125,993)(a)	222,644,823
	Other assets less liabilities — (0.5)%	(1,015,919)

	Net Assets — 100.0%	$221,628,904

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $209,125,993 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,463,087
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,944,257)

	Net unrealized appreciation	$13,518,830

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Banks	10.5%
Insurance	9.0
Semiconductors & Semiconductor Equipment	8.2
IT Services	7.2
Capital Markets	6.8
Machinery	5.9
Internet Software & Services	4.9
Oil, Gas & Consumable Fuels	4.7
Software	4.6
Consumer Finance	3.8
Automobiles	3.4
Industrial Conglomerates	3.0
Media	2.6
Energy Equipment & Services	2.5
Health Care Providers & Services	2.3
Technology Hardware, Storage & Peripherals	2.1
Air Freight & Logistics	2.0
Household Durables	2.0
Internet & Catalog Retail	2.0
Other Investments, less than 2% each	11.2
Short-Term Investments	1.8

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Australia — 2.7%
2,750,668	AMP Ltd.	$10,719,919
1,326,926	Orica Ltd.	12,343,746

		23,063,665

	China — 1.9%
96,700	Baidu, Inc., Sponsored ADR(b)	15,970,005

	France — 12.8%
645,700	BNP Paribas S.A.(c)	28,317,505
610,100	Bureau Veritas S.A.	12,809,063
141,123	Danone	9,876,158
104,850	Kering	16,878,960
77,650	LVMH Moet Hennessy Louis Vuitton SE	11,704,542
85,800	Pernod-Ricard S.A.	9,499,455
147,700	Safran S.A.	9,946,377
201,100	Valeo S.A.	8,927,647

		107,959,707

	Germany — 6.4%
153,550	Allianz SE, (Registered)	21,905,045
34,000	Continental AG	6,433,705
427,600	Daimler AG, (Registered)	25,586,863

		53,925,613

	Hong Kong — 1.5%
1,026,495	Melco Crown Entertainment Ltd., Sponsored ADR	12,913,307

	Indonesia — 2.5%
28,625,600	Bank Mandiri Persero Tbk PT	20,715,055

	Ireland — 1.3%
580,231	Experian PLC	11,008,176

	Israel — 0.2%
16,600	Check Point Software Technologies Ltd.(b)	1,322,688

	Italy — 6.9%
443,400	Exor SpA	16,368,338
13,680,200	Intesa Sanpaolo SpA	26,056,817
5,039,800	Prada SpA	15,607,355

		58,032,510

	Japan — 17.9%
4,604,000	Daiwa Securities Group, Inc.	24,255,572
1,434,300	Honda Motor Co. Ltd.(c)	35,979,766
713,000	Komatsu Ltd.	12,386,001
7,787,200	Nomura Holdings, Inc.	27,695,613
489,500	Omron Corp.	15,977,657
399,700	Sumitomo Mitsui Financial Group, Inc.	11,541,354
461,600	Toyota Motor Corp.	22,756,187

		150,592,150

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Korea — 1.8%
12,070	Samsung Electronics Co. Ltd.	$15,031,388

	Mexico — 1.7%
533,500	Grupo Televisa SAB, Sponsored ADR	13,892,340

	Netherlands — 2.9%
46,431	Akzo Nobel NV	2,884,329
103,000	ASML Holding NV	10,139,127
454,439	Koninklijke Philips NV	11,286,570

		24,310,026

	Sweden — 4.3%
311,200	Atlas Copco AB, B Shares	7,376,160
511,600	Hennes & Mauritz AB, B Shares	15,051,686
882,300	SKF AB, B Shares	14,137,056

		36,564,902

	Switzerland — 17.5%
310,000	Cie Financiere Richemont S.A., (Registered)	18,145,749
3,473,167	Credit Suisse Group AG, (Registered)(c)	36,997,598
19,726,600	Glencore PLC	40,658,844
67,700	Kuehne & Nagel International AG, (Registered)	9,485,417
616,995	LafargeHolcim Ltd., (Registered)	25,813,546
21,000	Nestle S.A., (Registered)	1,627,044
50,950	Swatch Group AG (The)	14,826,535

		147,554,733

	Taiwan — 0.7%
1,244,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,269,382

	United Kingdom — 14.8%
1,309,800	Ashtead Group PLC	18,709,071
3,430,100	CNH Industrial NV	24,880,737
476,100	Diageo PLC	13,300,164
3,639,700	G4S PLC	8,918,577
27,594,900	Lloyds Banking Group PLC	19,986,680
1,476,304	Meggitt PLC	8,024,352
437,563	Schroders PLC	13,827,266
100	Schroders PLC, (Non Voting)	2,418
694,100	Smiths Group PLC	10,726,070
87,400	Wolseley PLC	4,525,886
87,800	WPP PLC	1,829,873

		124,731,094

	United States — 1.5%
104,352	Willis Towers Watson PLC	12,971,997

	Total Common Stocks (Identified Cost $1,053,158,410)	836,828,738

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.9%
$7,468,028	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $7,468,034 on 7/01/2016 collateralized by $7,360,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $7,617,600 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,468,028)	$7,468,028

	Total Investments — 100.2% (Identified Cost $1,060,626,438)(a)	844,296,766
	Other assets less liabilities — (0.2)%	(1,925,503)

	Net Assets — 100.0%	$842,371,263

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,060,626,438 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,245,315
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(233,574,987)

	Net unrealized depreciation	$(216,329,672)

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/21/2016	Australian Dollar	4,193,000	$3,108,609	$(23,567)
Sell[1]	9/21/2016	Swiss Franc	31,131,000	32,022,472	(250,959)

Total					$(274,526)

1 Counterparty is State Street Bank and Trust Company

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Banks	12.7%
Capital Markets	12.2
Automobiles	10.0
Textiles, Apparel & Luxury Goods	9.2
Machinery	7.0
Metals & Mining	4.8
Insurance	4.1
Diversified Financial Services	3.2
Construction Materials	3.1
Professional Services	2.8
Trading Companies & Distributors	2.7
Beverages	2.7
Industrial Conglomerates	2.6
Aerospace & Defense	2.1
Other Investments, less than 2% each	20.1
Short-Term Investments	0.9

Total Investments	100.2
Other assets less liabilities (including forward foreign currency contracts)	(0.2)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

Euro	30.1%
British Pound	17.9
Japanese Yen	17.9
Swiss Franc	12.7
United States Dollar	7.7
Swedish Krona	4.3
Australian Dollar	2.7
Indonesian Rupiah	2.5
Other, less than 2% each	4.4

Total Investments	100.2
Other assets less liabilities (including forward foreign currency contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 91.4% of Net Assets
	Aerospace & Defense — 1.1%
154,550	Engility Holdings, Inc.(b)	$3,264,096

	Banks — 11.2%
36,025	Capital Bank Financial Corp., Class A	1,037,520
214,025	First Financial Bancorp	4,162,786
162,475	First Merchants Corp.	4,050,502
49,300	Lakeland Financial Corp.	2,317,593
201,425	Old National Bancorp	2,523,855
69,800	Pacific Premier Bancorp, Inc.(b)	1,675,200
136,775	Prosperity Bancshares, Inc.	6,974,157
181,525	Union Bankshares Corp.	4,485,483
187,875	Webster Financial Corp.	6,378,356

		33,605,452

	Building Products — 1.7%
2,525	American Woodmark Corp.(b)	167,609
76,325	Continental Building Products, Inc.(b)	1,696,705
22,350	Lennox International, Inc.	3,187,110

		5,051,424

	Commercial Services & Supplies — 4.6%
205,775	KAR Auction Services, Inc.	8,589,049
44,725	Multi-Color Corp.	2,835,565
90,100	Team, Inc.(b)	2,237,183

		13,661,797

	Consumer Finance — 2.0%
114,500	First Cash Financial Services, Inc.	5,877,285

	Containers & Packaging — 5.4%
477,225	Graphic Packaging Holding Co.	5,984,402
236,175	Multi Packaging Solutions International Ltd.(b)	3,152,936
136,800	Silgan Holdings, Inc.	7,039,728

		16,177,066

	Diversified Consumer Services — 0.6%
41,900	ServiceMaster Global Holdings, Inc.(b)	1,667,620

	Electric Utilities — 1.4%
89,700	El Paso Electric Co.	4,240,119

	Electrical Equipment — 1.0%
153,525	Thermon Group Holdings, Inc.(b)	2,949,215

	Electronic Equipment, Instruments & Components — 0.6%
15,775	Littelfuse, Inc.	1,864,447

	Energy Equipment & Services — 1.8%
154,950	Forum Energy Technologies, Inc.(b)	2,682,184
143,950	Superior Energy Services, Inc.	2,650,120

		5,332,304

	Gas Utilities — 1.3%
53,025	Spire, Inc.	3,756,291

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.3%
49,975	Integra LifeSciences Holdings Corp.(b)	$3,987,006

	Health Care Providers & Services — 5.5%
86,700	Amsurg Corp.(b)	6,722,718
133,500	Civitas Solutions, Inc.(b)	2,780,805
225,225	Surgery Partners, Inc.(b)	4,031,528
62,375	Surgical Care Affiliates, Inc.(b)	2,973,416

		16,508,467

	Health Care Technology — 0.9%
131,225	Cotiviti Holdings, Inc.(b)	2,772,784

	Household Durables — 3.1%
132,529	CalAtlantic Group, Inc.	4,865,140
160,475	La-Z-Boy, Inc.	4,464,414

		9,329,554

	Insurance — 10.3%
132,475	Aspen Insurance Holdings Ltd.	6,144,191
194,675	Brown & Brown, Inc.	7,294,472
53,100	CNO Financial Group, Inc.	927,126
194,450	First American Financial Corp.	7,820,779
73,391	RenaissanceRe Holdings Ltd.	8,619,039

		30,805,607

	Internet & Catalog Retail — 0.7%
42,500	HSN, Inc.	2,079,525

	IT Services — 5.4%
323,000	Booz Allen Hamilton Holding Corp.	9,573,720
73,975	CACI International, Inc., Class A(b)	6,688,080

		16,261,800

	Leisure Products — 1.6%
98,700	Vista Outdoor, Inc.(b)	4,710,951

	Life Sciences Tools & Services — 4.8%
145,325	Albany Molecular Research, Inc.(b)	1,953,168
43,700	PRA Health Sciences, Inc.(b)	1,824,912
369,900	VWR Corp.(b)	10,690,110

		14,468,190

	Machinery — 4.1%
138,125	Franklin Electric Co., Inc.	4,565,031
182,900	Hillenbrand, Inc.	5,494,316
37,475	Lincoln Electric Holdings, Inc.	2,214,023

		12,273,370

	Marine — 1.0%
49,600	Kirby Corp.(b)	3,094,544

	Metals & Mining — 2.3%
87,450	Reliance Steel & Aluminum Co.	6,724,905

	Multi-Utilities — 4.1%
100,025	NorthWestern Corp.	6,308,577
113,825	Vectren Corp.	5,995,163

		12,303,740

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 1.9%
390,125	Laredo Petroleum, Inc.(b)	$4,088,510
156,100	Oasis Petroleum, Inc.(b)	1,457,974

		5,546,484

	Professional Services — 4.5%
42,100	Dun & Bradstreet Corp. (The)	5,129,464
109,200	ICF International, Inc.(b)	4,466,280
117,375	TransUnion(b)	3,925,020

		13,520,764

	REITs – Hotels — 0.9%
154,475	Hersha Hospitality Trust	2,649,246

	Semiconductors & Semiconductor Equipment — 1.8%
109,850	Silicon Laboratories, Inc.(b)	5,354,089

	Software — 2.2%
51,400	BroadSoft, Inc.(b)	2,108,942
132,200	Verint Systems, Inc.(b)	4,379,786

		6,488,728

	Specialty Retail — 0.8%
35,500	Group 1 Automotive, Inc.	1,752,280
56,550	Tailored Brands, Inc.	715,923

		2,468,203

	Technology Hardware, Storage & Peripherals — 0.4%
28,825	Electronics For Imaging, Inc.(b)	1,240,628

	Trading Companies & Distributors — 1.1%
66,125	WESCO International, Inc.(b)	3,404,776

	Total Common Stocks (Identified Cost $245,553,028)	273,440,477

Closed-End Investment Companies — 2.2%
332,200	FS Investment Corp.	3,006,410
228,675	TCP Capital Corp.	3,494,154

	Total Closed-End Investment Companies (Identified Cost $6,707,561)	6,500,564

Principal Amount
Short-Term Investments — 5.8%
$17,192,754	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $17,192,768 on 7/01/2016 collateralized by $16,945,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $17,538,075 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $17,192,754)	17,192,754

	Total Investments — 99.4% (Identified Cost $269,453,343)(a)	297,133,795
	Other assets less liabilities — 0.6%	1,901,008

	Net Assets — 100.0%	$299,034,803

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $269,453,343 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,558,681
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,878,229)

	Net unrealized appreciation	$27,680,452

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

Banks	11.2%
Insurance	10.3
Health Care Providers & Services	5.5
IT Services	5.4
Containers & Packaging	5.4
Life Sciences Tools & Services	4.8
Commercial Services & Supplies	4.6
Professional Services	4.5
Multi-Utilities	4.1
Machinery	4.1
Household Durables	3.1
Metals & Mining	2.3
Closed-End Investment Companies	2.2
Software	2.2
Consumer Finance	2.0
Other Investments, less than 2% each	21.9
Short-Term Investments	5.8

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 91.3% of Net Assets
	Banks — 5.3%
606,900	Chemical Financial Corp.	$22,631,301
2,178,700	Investors Bancorp, Inc.	24,139,996
655,900	PacWest Bancorp	26,091,702

		72,862,999

	Building Products — 1.5%
603,300	Caesarstone Ltd.(b)	20,970,708

	Capital Markets — 1.0%
288,875	SEI Investments Co.	13,897,776

	Chemicals — 0.1%
47,245	Ingevity Corp.(b)	1,608,220

	Commercial Services & Supplies — 1.4%
459,700	KAR Auction Services, Inc.	19,187,878

	Communications Equipment — 0.8%
339,275	CommScope Holding Co., Inc.(b)	10,527,703

	Consumer Finance — 1.9%
1,005,300	Synchrony Financial(b)	25,413,984

	Containers & Packaging — 6.3%
274,925	Avery Dennison Corp.	20,550,644
653,250	Crown Holdings, Inc.(b)	33,100,177
314,525	Packaging Corp. of America	21,051,158
288,125	WestRock Co.	11,199,419

		85,901,398

	Diversified Consumer Services — 5.7%
892,975	Grand Canyon Education, Inc.(b)	35,647,562
1,007,350	H&R Block, Inc.	23,169,050
477,275	ServiceMaster Global Holdings, Inc.(b)	18,995,545

		77,812,157

	Diversified Financial Services — 1.9%
411,300	Nasdaq, Inc.	26,598,771

	Health Care Providers & Services — 10.5%
354,125	Amsurg Corp.(b)	27,458,852
245,300	Centene Corp.(b)	17,507,061
490,475	Community Health Systems, Inc.(b)	5,910,224
475,075	HCA Holdings, Inc.(b)	36,585,526
469,625	MEDNAX, Inc.(b)	34,014,939
688,425	Premier, Inc., Class A(b)	22,511,497

		143,988,099

	Health Care Technology — 1.7%
906,175	IMS Health Holdings, Inc.(b)	22,980,598

	Household Durables — 4.5%
513,375	Lennar Corp., Class A	23,666,588
794,085	Newell Brands, Inc.	38,568,708

		62,235,296

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Household Products — 1.9%
217,750	Spectrum Brands Holdings, Inc.	$25,979,753

	Insurance — 8.5%
791,800	Arthur J. Gallagher & Co.	37,689,680
750,025	First American Financial Corp.	30,166,005
380,500	Hartford Financial Services Group, Inc. (The)	16,886,590
329,925	Reinsurance Group of America, Inc., Class A	31,999,426

		116,741,701

	Internet & Catalog Retail — 1.1%
292,525	HSN, Inc.	14,313,248

	IT Services — 12.9%
87,500	Alliance Data Systems Corp.(b)	17,143,000
442,100	Broadridge Financial Solutions, Inc.	28,824,920
213,350	CACI International, Inc., Class A(b)	19,288,973
536,675	Fidelity National Information Services, Inc.	39,542,214
1,561,625	First Data Corp., Class A(b)	17,287,189
156,150	Fiserv, Inc.(b)	16,978,189
288,350	Global Payments, Inc.	20,582,423
633,450	Sabre Corp.	16,970,126

		176,617,034

	Life Sciences Tools & Services — 2.6%
1,236,100	VWR Corp.(b)	35,723,290

	Machinery — 2.6%
1,189,750	Milacron Holdings Corp.(b)	17,263,273
112,475	Snap-on, Inc.	17,750,804

		35,014,077

	Metals & Mining — 2.5%
206,750	Carpenter Technology Corp.	6,808,278
2,654,750	Constellium NV, Class A(b)	12,450,777
197,950	Reliance Steel & Aluminum Co.	15,222,355

		34,481,410

	Oil, Gas & Consumable Fuels — 0.7%
292,525	Gulfport Energy Corp.(b)	9,144,332

	Pharmaceuticals — 2.2%
1,037,250	Catalent, Inc.(b)	23,846,377
415,700	Endo International PLC(b)	6,480,763

		30,327,140

	REITs – Diversified — 3.1%
3,105,650	New Residential Investment Corp.	42,982,196

	Road & Rail — 1.0%
1,227,300	Hertz Global Holdings, Inc.(b)	13,586,211

	Semiconductors & Semiconductor Equipment — 1.0%
976,575	Micron Technology, Inc.(b)	13,437,672

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Software — 2.5%
279,300	Check Point Software Technologies Ltd.(b)	$22,254,624
571,850	RingCentral, Inc., Class A(b)	11,276,882

		33,531,506

	Specialty Retail — 0.9%
92,375	Signet Jewelers Ltd.	7,612,624
411,300	Tailored Brands, Inc.	5,207,058

		12,819,682

	Technology Hardware, Storage & Peripherals — 1.0%
487,475	NCR Corp.(b)	13,537,181

	Textiles, Apparel & Luxury Goods — 2.1%
512,475	Gildan Activewear, Inc.	15,030,892
144,400	PVH Corp.	13,606,812

		28,637,704

	Trading Companies & Distributors — 2.1%
591,750	HD Supply Holdings, Inc.(b)	20,604,735
116,575	United Rentals, Inc.(b)	7,822,183

		28,426,918

	Total Common Stocks (Identified Cost $1,260,377,369)	1,249,286,642

Closed-End Investment Companies — 2.6%
2,503,275	Ares Capital Corp. (Identified Cost $39,994,095)	35,546,505

Principal Amount
Short-Term Investments — 6.8%
$93,492,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $93,492,334 on 7/01/2016 collateralized by $91,260,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $95,366,700 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $93,492,256)	93,492,256

	Total Investments — 100.7% (Identified Cost $1,393,863,720)(a)	1,378,325,403
	Other assets less liabilities — (0.7)%	(9,112,787)

	Net Assets — 100.0%	$1,369,212,616

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,393,863,720 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$98,939,203
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(114,477,520)

	Net unrealized depreciation	$(15,538,317)

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

IT Services	12.9%
Health Care Providers & Services	10.5
Insurance	8.5
Containers & Packaging	6.3
Diversified Consumer Services	5.7
Banks	5.3
Household Durables	4.5
REITs - Diversified	3.1
Life Sciences Tools & Services	2.6
Closed-End Investment Companies	2.6
Machinery	2.6
Metals & Mining	2.5
Software	2.5
Pharmaceuticals	2.2
Textiles, Apparel & Luxury Goods	2.1
Trading Companies & Distributors	2.1
Other Investments, less than 2% each	17.9
Short-Term Investments	6.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

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|  38

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$10,434,167	$209,125,993	$1,060,626,438
Net unrealized appreciation (depreciation)	(77,547)	13,518,830	(216,329,672)

Investments at value	10,356,620	222,644,823	844,296,766
Foreign currency at value (identified cost $59,362, $0 and $471,457, respectively)	59,766	—	471,278
Receivable for Fund shares sold	15,000	270,459	1,948,084
Receivable from investment adviser (Note 6)	5,229	—	—
Receivable for securities sold	293,604	—	13,760,937
Dividends and interest receivable	6,010	121,405	897,781
Tax reclaims receivable	2,906	25,949	1,610,874

TOTAL ASSETS	10,739,135	223,062,636	862,985,720

LIABILITIES
Payable for securities purchased	367,475	—	5,744,042
Payable for Fund shares redeemed	—	823,011	13,708,473
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	274,526
Management fees payable (Note 6)	—	128,704	636,390
Deferred Trustees’ fees (Note 6)	1,926	407,461	73,486
Administrative fees payable (Note 6)	374	8,274	33,378
Payable to distributor (Note 6d)	—	1,307	9,298
Other accounts payable and accrued expenses	28,145	64,975	134,864

TOTAL LIABILITIES	397,920	1,433,732	20,614,457

NET ASSETS	$10,341,215	$221,628,904	$842,371,263

NET ASSETS CONSIST OF:
Paid-in capital	$10,433,881	$211,080,018	$1,124,444,139
Undistributed net investment income	34,406	525,575	11,882,587
Accumulated net realized loss on investments and foreign currency transactions	(49,775)	(3,495,519)	(77,321,340)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(77,297)	13,518,830	(216,634,123)

NET ASSETS	$10,341,215	$221,628,904	$842,371,263

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,357	$153,016,248	$577,898,691

Shares of beneficial interest	1,955	8,297,628	56,354,027

Net asset value and redemption price per share	$9.90	$18.44	$10.25

Offering price per share (100/94.25 of net asset value) (Note 1)	$10.50	$19.56	$10.88

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$26,827	$53,835,767	$264,472,572

Shares of beneficial interest	2,714	3,317,884	26,308,092

Net asset value and offering price per share	$9.88	$16.23	$10.05

Class Y shares:
Net assets	$10,295,031	$14,776,889	$—

Shares of beneficial interest	1,039,221	766,290	—

Net asset value, offering and redemption price per share	$9.91	$19.28	$—

See accompanying notes to financial statements.

|  40

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$269,453,343	$1,393,863,720
Net unrealized appreciation (depreciation)	27,680,452	(15,538,317)

Investments at value	297,133,795	1,378,325,403
Receivable for Fund shares sold	78,889	2,169,082
Receivable for securities sold	5,245,058	14,656,217
Dividends and interest receivable	320,421	745,474

TOTAL ASSETS	302,778,163	1,395,896,176

LIABILITIES
Payable for securities purchased	2,836,149	22,043,035
Payable for Fund shares redeemed	391,907	3,500,713
Management fees payable (Note 6)	222,773	921,843
Deferred Trustees’ fees (Note 6)	218,292	84,075
Administrative fees payable (Note 6)	10,644	51,281
Payable to distributor (Note 6d)	2,115	12,628
Other accounts payable and accrued expenses	61,480	69,985

TOTAL LIABILITIES	3,743,360	26,683,560

NET ASSETS	$299,034,803	$1,369,212,616

NET ASSETS CONSIST OF:
Paid-in capital	$267,232,607	$1,433,403,646
Undistributed net investment income	186,949	2,827,043
Accumulated net realized gain (loss) on investments	3,934,795	(51,479,756)
Net unrealized appreciation (depreciation) on investments	27,680,452	(15,538,317)

NET ASSETS	$299,034,803	$1,369,212,616

See accompanying notes to financial statements.

41  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$97,927,408	$138,207,321

Shares of beneficial interest	5,422,016	7,257,456

Net asset value and redemption price per share	$18.06	$19.04

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.16	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$19,826,534	$84,401,857

Shares of beneficial interest	1,591,233	4,659,487

Net asset value and offering price per share	$12.46	$18.11

Class N shares:
Net assets	$—	$104,740,682

Shares of beneficial interest	—	5,427,989

Net asset value, offering and redemption price per share	$—	$19.30

Class Y shares:
Net assets	$181,280,861	$1,041,862,756

Shares of beneficial interest	9,758,405	53,981,220

Net asset value, offering and redemption price per share	$18.58	$19.30

See accompanying notes to financial statements.

|  42

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund(a)	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$66,272	$2,626,248	$23,394,115
Interest	64	960	1,794
Less net foreign taxes withheld	(5,276)	(66,192)	(2,433,283)

	61,060	2,561,016	20,962,626

Expenses
Management fees (Note 6)	20,290	816,834	4,099,098
Service and distribution fees (Note 6)	24	503,211	2,334,648
Administrative fees (Note 6)	1,122	52,256	213,514
Trustees’ fees and expenses (Note 6)	3,321	4,423	16,896
Transfer agent fees and expenses (Note 6)	43	139,982	561,843
Audit and tax services fees	11,031	19,887	30,462
Custodian fees and expenses	8,925	5,015	185,022
Legal fees	68	1,832	7,556
Registration fees	15,414	34,638	51,925
Shareholder reporting expenses	1,070	13,888	48,525
Miscellaneous expenses	2,545	8,265	25,083

Total expenses	63,853	1,600,231	7,574,572
Less waiver and/or expense reimbursement (Note 6)	(37,199)	—	—

Net expenses	26,654	1,600,231	7,574,572

Net investment income	34,406	960,785	13,388,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(41,655)	(2,825,678)	(71,267,026)
Foreign currency transactions	(8,120)	—	1,237,139
Net change in unrealized appreciation (depreciation) on:
Investments	(77,547)	1,351,121	(46,862,261)
Foreign currency translations	250	—	(1,646,361)

Net realized and unrealized loss on investments and foreign currency transactions	(127,072)	(1,474,557)	(118,538,509)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(92,666)	$(513,772)	$(105,150,455)

(a)	From commencement of operations on March 31, 2016 through June 30, 2016.

See accompanying notes to financial statements.

43  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$2,180,529	$10,306,331
Interest	2,389	8,791
Less net foreign taxes withheld	—	(12,444)

	2,182,918	10,302,678

Expenses
Management fees (Note 6)	1,316,915	5,533,521
Service and distribution fees (Note 6)	218,871	601,651
Administrative fees (Note 6)	64,790	306,259
Trustees’ fees and expenses (Note 6)	9,239	19,183
Transfer agent fees and expenses (Notes 6 and 7)	141,682	679,792
Audit and tax services fees	19,889	20,335
Custodian fees and expenses	9,697	21,893
Legal fees	2,160	8,045
Registration fees	30,420	100,660
Shareholder reporting expenses	13,369	47,592
Miscellaneous expenses	9,561	19,566

Total expenses	1,836,593	7,358,497
Less waiver and/or expense reimbursement (Note 6)	—	(225)

Net expenses	1,836,593	7,358,272

Net investment income	346,325	2,944,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,095,125	(51,293,461)
Net change in unrealized appreciation (depreciation) on:
Investments	3,832,776	22,716,788

Net realized and unrealized gain (loss) on investments	10,927,901	(28,576,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,274,226	$(25,632,267)

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets

Mirova Global Sustainable Equity Fund
Period Ended June 30, 2016 (Unaudited)(a)
FROM OPERATIONS:
Net investment income	$34,406
Net realized loss on investments and foreign currency transactions	(49,775)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(77,297)

Net decrease in net assets resulting from operations	(92,666)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	10,433,881

Net increase in net assets	10,341,215
NET ASSETS
Beginning of the period	—

End of the period	$10,341,215

UNDISTRIBUTED NET INVESTMENT INCOME	$34,406

(a)	From commencement of operations on March 31, 2016 through June 30, 2016.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$960,785	$1,465,832
Net realized gain (loss) on investments	(2,825,678)	13,620,468
Net change in unrealized appreciation (depreciation) on investments	1,351,121	(28,311,926)

Net decrease in net assets resulting from operations	(513,772)	(13,225,626)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(17,616)	(1,174,474)
Class B(a)	—	(41)
Class C	(7,530)	(17,288)
Class Y	(1,600)	(192,508)
Net realized capital gains
Class A	(3,755,652)	(5,783,752)
Class B(a)	—	(2,310)
Class C	(1,600,919)	(2,542,676)
Class Y	(340,250)	(658,314)

Total distributions	(5,723,567)	(10,371,363)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(38,402,038)	4,501,009

Net decrease in net assets	(44,639,377)	(19,095,980)
NET ASSETS
Beginning of the period	266,268,281	285,364,261

End of the period	$221,628,904	$266,268,281

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$525,575	$(408,464)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$13,388,054	$10,840,979
Net realized gain (loss) on investments and foreign currency transactions	(70,029,887)	11,191,231
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(48,508,622)	(111,848,122)

Net decrease in net assets resulting from operations	(105,150,455)	(89,815,912)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(12,403,954)
Class C	—	(3,234,507)
Net realized capital gains
Class A	(2,775,676)	(7,266,683)
Class C	(1,263,983)	(3,475,721)

Total distributions	(4,039,659)	(26,380,865)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(113,203,191)	236,259,606

Net increase (decrease) in net assets	(222,393,305)	120,062,829
NET ASSETS
Beginning of the period	1,064,764,568	944,701,739

End of the period	$842,371,263	$1,064,764,568

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$11,882,587	$(1,505,467)

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$346,325	$1,134,464
Net realized gain on investments	7,095,125	43,233,709
Net change in unrealized appreciation (depreciation) on investments	3,832,776	(45,477,353)

Net increase (decrease) in net assets resulting from operations	11,274,226	(1,109,180)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(188,563)
Class Y	—	(849,469)
Net realized capital gains
Class A	(1,845,106)	(15,119,557)
Class B(a)	—	(14,484)
Class C	(543,820)	(4,223,610)
Class Y	(3,324,354)	(25,335,936)

Total distributions	(5,713,280)	(45,731,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(10,150,680)	20,099,488

Net decrease in net assets	(4,589,734)	(26,741,311)
NET ASSETS
Beginning of the period	303,624,537	330,365,848

End of the period	$299,034,803	$303,624,537

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$186,949	$(159,376)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,944,406	$3,451,042
Net realized gain (loss) on investments	(51,293,461)	65,059,104
Net change in unrealized appreciation (depreciation) on investments	22,716,788	(145,095,686)

Net decrease in net assets resulting from operations	(25,632,267)	(76,585,540)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(6,982)	(144,297)
Class C	(4,215)	—
Class N	(3,101)	(217,534)
Class Y	(51,904)	(2,976,150)
Net realized capital gains
Class A	(4,375,048)	(2,753,605)
Class C	(2,641,165)	(1,777,113)
Class N	(1,943,672)	(1,365,729)
Class Y	(32,526,948)	(22,568,470)

Total distributions	(41,553,035)	(31,802,898)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	5,637,460	761,923,276

Net increase (decrease) in net assets	(61,547,842)	653,534,838
NET ASSETS
Beginning of the period	1,430,760,458	777,225,620

End of the period	$1,369,212,616	$1,430,760,458

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$2,827,043	$(51,161)

See accompanying notes to financial statements.

49  |

Financial Highlights

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class A
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	(0.13)

Total from Investment Operations	(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.90

Total return(b)	(1.00	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19
Net expenses	1.30	%(d)(e)
Gross expenses	2.80	%(e)
Net investment income	1.16	%(e)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class C
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)
Net realized and unrealized gain (loss)	(0.12)

Total from Investment Operations	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.88

Total return(c)	(1.20	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27
Net expenses	2.05	%(e)(f)
Gross expenses	3.58	%(f)
Net investment income	0.16	%(f)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class Y
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	(0.12)

Total from Investment Operations	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.91

Total return	(0.90	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,295
Net expenses	1.05	%(c)(d)
Gross expenses	2.52	%(d)
Net investment income	1.36	%(d)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$18.79		$20.43	$21.40		$16.09		$13.86		$14.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.10		0.06		0.12		0.08
Net realized and unrealized gain (loss)	(0.01)		(1.02)	2.11		6.03		2.24		(0.30)

Total from Investment Operations	0.08		(0.88)	2.21		6.09		2.36		(0.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.13)	(0.07)		(0.07)		(0.13)		(0.09)
Net realized capital gains	(0.43)		(0.63)	(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.76)	(3.18)		(0.78)		(0.13)		(0.09)

Net asset value, end of the period	$18.44		$18.79	$20.43		$21.40		$16.09		$13.86

Total return(c)	0.49	%(d)	(4.41)%	10.43%		37.82%		17.03	%(e)	(1.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$153,016		$173,925	$195,061		$145,270		$113,870		$107,978
Net expenses	1.18	%(f)	1.14%	1.22%		1.30	%(g)	1.30	%(h)	1.30	%(i)
Gross expenses	1.18	%(f)	1.14%	1.22%		1.30	%(g)	1.33%		1.30	%(i)
Net investment income	0.99	%(f)	0.68%	0.44%		0.33%		0.77%		0.57%
Portfolio turnover rate	4%		23%	64	%(j)	29%		25%		36%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$16.65		$18.19		$19.48		$14.75		$12.72		$13.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.01)		(0.06)		(0.07)		0.00	(b)	(0.03)
Net realized and unrealized gain (loss)	(0.01)		(0.90)		1.90		5.51		2.05		(0.27)

Total from Investment Operations	0.01		(0.91)		1.84		5.44		2.05		(0.30)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.02)		—		(0.02)		(0.00	)(b)
Net realized capital gains	(0.43)		(0.63)		(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.63)		(3.13)		(0.71)		(0.02)		(0.00)

Net asset value, end of the period	$16.23		$16.65		$18.19		$19.48		$14.75		$12.72

Total return(c)	0.12	%(d)	(5.07)%		9.55%		36.88%		16.13	%(e)	(2.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$53,836		$70,616		$62,941		$8,425		$6,016		$5,667
Net expenses	1.93	%(f)	1.89%		1.97%		2.05	%(g)	2.05	%(h)	2.05	%(i)
Gross expenses	1.93	%(f)	1.89%		1.97%		2.05	%(g)	2.08%		2.05	%(i)
Net investment income (loss)	0.25	%(f)	(0.07)%		(0.30)%		(0.42)%		0.02%		(0.19)%
Portfolio turnover rate	4%		23%		64	%(j)	29%		25%		36%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.60		$21.28	$22.16		$16.63		$14.32		$14.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.19	0.15		0.11		0.17		0.12
Net realized and unrealized gain (loss)	(0.00	)(b)	(1.06)	2.20		6.24		2.31		(0.33)

Total from Investment Operations	0.11		(0.87)	2.35		6.35		2.48		(0.21)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.18)	(0.12)		(0.11)		(0.17)		(0.12)
Net realized capital gains	(0.43)		(0.63)	(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.81)	(3.23)		(0.82)		(0.17)		(0.12)

Net asset value, end of the period	$19.28		$19.60	$21.28		$22.16		$16.63		$14.32

Total return	0.62	%(c)	(4.18)%	10.70%		38.21%		17.33	%(d)	(1.40)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,777		$21,696	$26,694		$14,176		$12,100		$7,567
Net expenses	0.93	%(e)	0.89%	0.97%		1.05	%(f)	1.05	%(g)	1.05	%(h)
Gross expenses	0.93	%(e)	0.89%	0.97%		1.05	%(f)	1.09%		1.05	%(h)
Net investment income	1.23	%(e)	0.92%	0.67%		0.54%		1.04%		0.80%
Portfolio turnover rate	4%		23%	64	%(i)	29%		25%		36%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$11.47		$12.44	$13.74	$10.94		$8.68		$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15	0.18	0.07		0.14		0.09	(b)
Net realized and unrealized gain (loss)	(1.34)		(0.80)	(1.01)	2.99		2.35		(1.57)

Total from Investment Operations	(1.18)		(0.65)	(0.83)	3.06		2.49		(1.48)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)	(0.25)	(0.08)		(0.23)		(0.00	)(c)
Net realized capital gains	(0.04)		(0.12)	(0.22)	(0.18)		—		(0.00	)(c)

Total Distributions	(0.04)		(0.32)	(0.47)	(0.26)		(0.23)		(0.00)

Net asset value, end of the period	$10.25		$11.47	$12.44	$13.74		$10.94		$8.68

Total return(d)	(10.17	)%(e)	(5.35)%	(6.05)%	28.13%		28.78	%(f)	(14.55	)%(b)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$577,899		$722,805	$617,383	$314,579		$35,555		$33,852
Net expenses	1.34	%(g)	1.31%	1.31%	1.44	%(h)	1.45	%(i)	1.45	%(i)
Gross expenses	1.34	%(g)	1.31%	1.31%	1.44	%(h)	1.64%		1.87%
Net investment income	3.03	%(g)	1.17%	1.34%	0.52%		1.50%		0.93	%(b)
Portfolio turnover rate	22%		51%	31%	20%		53%		48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (14.65)% and the ratio of net investment income to average net assets would have been 0.81%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.05%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$11.29		$12.25	$13.53	$10.82		$8.61		$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		0.05	0.08	(0.02)		0.06		0.02	(b)
Net realized and unrealized gain (loss)	(1.32)		(0.78)	(0.98)	2.94		2.34		(1.56)

Total from Investment Operations	(1.20)		(0.73)	(0.90)	2.92		2.40		(1.54)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)	(0.16)	(0.03)		(0.19)		(0.00	)(c)
Net realized capital gains	(0.04)		(0.12)	(0.22)	(0.18)		—		(0.00	)(c)

Total Distributions	(0.04)		(0.23)	(0.38)	(0.21)		(0.19)		(0.00)

Net asset value, end of the period	$10.05		$11.29	$12.25	$13.53		$10.82		$8.61

Total return(d)	(10.60	)%(e)	(6.08)%	(6.67)%	27.13%		27.93	%(f)	(15.17	)%(b)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$264,473		$341,959	$327,319	$237,250		$34,142		$13,501
Net expenses	2.09	%(h)	2.06%	2.05%	2.19	%(g)	2.20	%(i)	2.20	%(i)
Gross expenses	2.09	%(h)	2.06%	2.05%	2.19	%(g)	2.39%		2.59%
Net investment income (loss)	2.23	%(h)	0.39%	0.61%	(0.14)%		0.59%		0.20	%(b)
Portfolio turnover rate	22%		51%	31%	20%		53%		48%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (15.27)% and the ratio of net investment income to average net assets would have been 0.08%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Includes fee/expense recovery of 0.04%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$17.74		$20.65		$22.34	$18.97		$17.74		$22.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.06	(b)	(0.06)	0.07	(c)	0.13	(d)	0.10
Net realized and unrealized gain (loss)	0.64		(0.07)		1.95	7.14		2.50		(0.83)

Total from Investment Operations	0.65		(0.01)		1.89	7.21		2.63		(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		—	(0.06)		(0.14)		(0.09)
Net realized capital gains	(0.33)		(2.86)		(3.58)	(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.90)		(3.58)	(3.84)		(1.40)		(4.22)

Net asset value, end of the period	$18.06		$17.74		$20.65	$22.34		$18.97		$17.74

Total return(e)	3.80	%(f)	(0.29	)%(b)	8.79%	39.01	%(c)	14.93	%(d)	(3.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$97,927		$103,092		$125,201	$152,792		$160,400		$228,445
Net expenses	1.36	%(g)	1.35%		1.37%	1.39	%(h)	1.39%		1.36%
Gross expenses	1.36	%(g)	1.35%		1.37%	1.39	%(h)	1.39%		1.36%
Net investment income (loss)	0.13	%(g)	0.26	%(b)	(0.27)%	0.33	%(c)	0.67	%(d)	0.44%
Portfolio turnover rate	38%		62%		58%	58%		73%		88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 14.42% and the ratio of net investment income to average net assets would have been 0.22%.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$12.39		$15.36		$17.61	$15.64		$14.85		$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.08	)(b)	(0.18)	(0.07	)(c)	(0.01	)(d)	(0.06)
Net realized and unrealized gain (loss)	0.44		(0.03)		1.51	5.83		2.08		(0.70)

Total from Investment Operations	0.40		(0.11)		1.33	5.76		2.07		(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.01)		(0.02)		—
Net realized capital gains	(0.33)		(2.86)		(3.58)	(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.86)		(3.58)	(3.79)		(1.28)		(4.13)

Net asset value, end of the period	$12.46		$12.39		$15.36	$17.61		$15.64		$14.85

Total return(e)	3.42	%(f)	(1.02	)%(b)	7.94%	37.99	%(c)	14.08	%(d)	(4.51)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,827		$21,188		$27,292	$31,476		$26,980		$30,284
Net expenses	2.11	%(g)	2.10%		2.12%	2.14	%(h)	2.14%		2.11%
Gross expenses	2.11	%(g)	2.10%		2.12%	2.14	%(h)	2.14%		2.11%
Net investment loss	(0.62	)%(g)	(0.48	)%(b)	(1.02)%	(0.40	)%(c)	(0.07	)%(d)	(0.33)%
Portfolio turnover rate	38%		62%		58%	58%		73%		88%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 13.52% and the ratio of net investment income loss to average net assets would have been (0.51)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$18.21		$21.13		$22.73		$19.24		$17.99		$22.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.11	(b)	(0.00	)(c)	0.13	(d)	0.18	(e)	0.15
Net realized and unrealized gain (loss)	0.67		(0.07)		1.98		7.26		2.53		(0.84)

Total from Investment Operations	0.70		0.04		1.98		7.39		2.71		(0.69)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		—		(0.12)		(0.20)		(0.15)
Net realized capital gains	(0.33)		(2.86)		(3.58)		(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.96)		(3.58)		(3.90)		(1.46)		(4.28)

Net asset value, end of the period	$18.58		$18.21		$21.13		$22.73		$19.24		$17.99

Total return	3.98	%(f)	(0.05	)%(b)	9.04%		39.43	%(d)	15.18	%(e)	(3.54)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$181,281		$179,322		$176,905		$163,836		$132,970		$130,115
Net expenses	1.11	%(g)	1.10%		1.12%		1.14	%(h)	1.14%		1.10%
Gross expenses	1.11	%(g)	1.10%		1.12%		1.14	%(h)	1.14%		1.10%
Net investment income (loss)	0.39	%(g)	0.50	%(b)	(0.01)%		0.59	%(d)	0.95	%(e)	0.65%
Portfolio turnover rate	38%		62%		58%		58%		73%		88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.
(e)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 14.73% and the ratio of net investment income to average net assets would have been 0.50%.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$20.04		$21.29		$20.63	$15.49	$13.83		$14.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.03	(b)	(0.08)	(0.03)	0.15	(c)	(0.01)
Net realized and unrealized gain (loss)	(0.46)		(0.79)		2.31	6.36	2.05		(0.39)

Total from Investment Operations	(0.44)		(0.76)		2.23	6.33	2.20		(0.40)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.02)		—	—	(0.14)		—
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.49)		(1.57)	(1.19)	(0.54)		(0.52)

Net asset value, end of the period	$19.04		$20.04		$21.29	$20.63	$15.49		$13.83

Total return(e)	(2.15	)%(f)	(3.66	)%(b)	10.92%	41.22%	15.93	%(c)	(2.71)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$138,207		$142,833		$73,237	$67,716	$28,381		$21,308
Net expenses	1.23	%(g)	1.23%		1.25%	1.27%	1.31%		1.40	%(h)
Gross expenses	1.23	%(g)	1.23%		1.25%	1.27%	1.31%		1.40	%(h)
Net investment income (loss)	0.26	%(g)	0.16	%(b)	(0.37)%	(0.13)%	0.97	%(c)	(0.07)%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 15.06% and the ratio of net investment income to average net assets would have been 0.16%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.16		$20.51		$20.07	$15.21	$13.60		$14.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.13	)(b)	(0.23)	(0.17)	0.04	(c)	(0.12)
Net realized and unrealized gain (loss)	(0.45)		(0.75)		2.24	6.22	2.01		(0.39)

Total from Investment Operations	(0.49)		(0.88)		2.01	6.05	2.05		(0.51)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—		—	—	(0.04)		—
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.47)		(1.57)	(1.19)	(0.44)		(0.52)

Net asset value, end of the period	$18.11		$19.16		$20.51	$20.07	$15.21		$13.60

Total return(e)	(2.51	)%(f)	(4.39	)%(b)	10.12%	40.13%	15.10	%(c)	(3.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,402		$89,284		$35,894	$21,005	$3,090		$1,822
Net expenses	1.98	%(g)	1.98%		2.00%	2.02%	2.06%		2.15	%(h)
Gross expenses	1.98	%(g)	1.98%		2.00%	2.02%	2.06%		2.15	%(h)
Net investment income (loss)	(0.49	)%(g)	(0.61	)%(b)	(1.10)%	(0.89)%	0.24	%(c)	(0.83)%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 14.21% and the ratio of net investment loss to average net assets would have been (0.57)%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$20.26		$21.50		$20.76		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.11	(b)	(0.00	)(c)	(0.04)
Net realized and unrealized gain (loss)	(0.46)		(0.81)		2.31		4.35

Total from Investment Operations	(0.40)		(0.70)		2.31		4.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.07)		—		(0.02)
Net realized capital gains	(0.56)		(0.47)		(1.57)		(1.06)

Total Distributions	(0.56)		(0.54)		(1.57)		(1.08)

Net asset value, end of the period	$19.30		$20.26		$21.50		$20.76

Total return	(1.92	)%(d)	(3.35	)%(b)	11.24%		24.70	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,741		$65,010		$12,024		$1
Net expenses	0.88	%(f)	0.89%		0.91	%(g)	1.03	%(f)(h)
Gross expenses	0.88	%(f)	0.89%		0.91	%(g)	2.07	%(f)
Net investment income (loss)	0.68	%(f)	0.50	%(b)	(0.00	)%(i)	(0.33	)%(f)
Portfolio turnover rate	32%		32%		58%		39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$20.27		$21.52		$20.78	$15.57	$13.89		$14.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.09	(b)	(0.02)	0.02	0.18	(c)	0.03
Net realized and unrealized gain (loss)	(0.46)		(0.82)		2.33	6.39	2.08		(0.41)

Total from Investment Operations	(0.41)		(0.73)		2.31	6.41	2.26		(0.38)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.05)		—	(0.01)	(0.18)		(0.01)
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.52)		(1.57)	(1.20)	(0.58)		(0.53)

Net asset value, end of the period	$19.30		$20.27		$21.52	$20.78	$15.57		$13.89

Total return	(1.97	)%(e)	(3.47	)%(b)	11.23%	41.52%	16.28	%(c)	(2.53)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,041,863		$1,133,634		$656,071	$360,820	$163,589		$109,419
Net expenses	0.98	%(f)	0.98%		1.00%	1.02%	1.06%		1.15	%(g)
Gross expenses	0.98	%(f)	0.98%		1.00%	1.02%	1.06%		1.15	%(g)
Net investment income (loss)	0.50	%(f)	0.39	%(b)	(0.10)%	0.12%	1.22	%(c)	0.23%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, total return would have been 15.41% and the ratio of net investment income to average net assets would have been 0.42%.
(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

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Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Global Sustainable Equity Fund commenced operations on March 31, 2016 via contribution to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) and affiliates of $10,002,000.

Each Fund is a diversified investment company.

Each Fund offers Class A and Class C shares. Global Sustainable Equity Fund, Small Cap Value Fund, Natixis Oakmark Fund and Value Opportunity Fund also offer Class Y shares. In addition, Value Opportunity Fund offers Class N shares. As of the close of business on January 11, 2016, Class B shares of Natixis Oakmark Fund and Small Cap Value Fund were converted into Class A shares and are no longer offered.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund continues to offer Class A, Class C and Class Y shares to existing investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are intended for institutional investors with a minimum initial investment of

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

$100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for Value Opportunity Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2016, securities held by the funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$3,680,206	35.6%
Natixis Oakmark International Fund	$779,758,401	92.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital and capital gain distributions received, foreign currency gains and losses and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contracts mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Natixis Oakmark Fund	$2,201,492	$8,169,871	$10,371,363
Natixis Oakmark International Fund	19,403,163	6,977,702	26,380,865
Small Cap Value Fund	8,983,694	36,747,925	45,731,619
Value Opportunity Fund	8,555,915	23,246,983	31,802,898

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of December 31, 2015, late-year ordinary and post-October capital loss deferrals were as follows:

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Late-year ordinary and post-October capital loss deferrals*	$—	$(2,438,773)	$(1,710,621)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2016, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$262,872	$—	$262,872
Bermuda	—	43,602	—	43,602
Denmark	—	664,974	—	664,974
France	160,720	716,429	—	877,149
Germany	—	499,753	—	499,753
Hong Kong	—	102,233	—	102,233
Japan	—	281,651	—	281,651
Netherlands	258,780	152,185	—	410,965
Singapore	—	181,917	—	181,917
Spain	—	137,812	—	137,812
Switzerland	—	141,537	—	141,537
United Kingdom	—	495,241	—	495,241
All Other Common Stocks(a)	5,866,420	—	—	5,866,420

Total Common Stocks	6,285,920	3,680,206	$—	9,966,126

Short-Term Investments	—	390,494	—	390,494

Total	$6,285,920	$4,070,700	$—	$10,356,620

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016 there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$218,699,815	$—	$—	$218,699,815
Short-Term Investments	—	3,945,008	—	3,945,008

Total	$218,699,815	$3,945,008	$—	$222,644,823

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,063,665	$—	$23,063,665
France	—	107,959,707	—	107,959,707
Germany	—	53,925,613	—	53,925,613
Indonesia	—	20,715,055	—	20,715,055
Ireland	—	11,008,176	—	11,008,176
Italy	—	58,032,510	—	58,032,510
Japan	—	150,592,150	—	150,592,150
Korea	—	15,031,388	—	15,031,388
Netherlands	—	24,310,026	—	24,310,026
Sweden	—	36,564,902	—	36,564,902
Switzerland	—	147,554,733	—	147,554,733
Taiwan	—	6,269,382	—	6,269,382
United Kingdom	—	124,731,094	—	124,731,094
All Other Common Stocks(a)	57,070,337	—	—	57,070,337

Total Common Stocks	57,070,337	779,758,401	—	836,828,738

Short-Term Investments	—	7,468,028	—	7,468,028

Total	$57,070,337	$787,226,429	$—	$844,296,766

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(274,526)	$—	$(274,526)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $18,325,211 was transferred from Level 1 to Level 2 during the period ended June 30, 2016. At December 31, 2015, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$276,446,887	$—	$—	$276,446,887
Closed-End Investment Companies	3,494,154	—	—	3,494,154
Short-Term Investments	—	17,192,754	—	17,192,754

Total	$279,941,041	$17,192,754	$—	$297,133,795

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,249,286,642	$—	$—	$1,249,286,642
Closed-End Investment Companies	35,546,505	—	—	35,546,505
Short-Term Investments	—	93,492,256	—	93,492,256

Total	$1,284,833,147	$93,492,256	$—	$1,378,325,403

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

4. Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(274,526)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2016, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$878,679

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(1,725,685)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	3.85%
Highest Notional Amount Outstanding	4.27%
Lowest Notional Amount Outstanding	3.51%
Notional Amount Outstanding as of June 30, 2016	4.17%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

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Notes to Financial Statements (continued)

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The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2016, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(274,526)	$—	$(274,526)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$—	$—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Sustainable Equity Fund	$11,169,433	$1,084,104
Natixis Oakmark Fund	9,569,200	55,416,204
Natixis Oakmark International Fund	212,397,112	312,055,162
Small Cap Value Fund	108,011,527	128,502,544
Value Opportunity Fund	423,497,915	499,478,457

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund except the Global Sustainable Equity Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”) is the investment adviser to the Global Sustainable Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Global Sustainable Equity Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 Million	Next $1.3 Billion	Over $1.5 Billion
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

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Notes to Financial Statements (continued)

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NGAM Advisors and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Global Sustainable Equity Fund	1.30%	—	2.05%	—	1.05%
Natixis Oakmark Fund	1.30%	2.05%	2.05%	—	1.05%
Natixis Oakmark International Fund	1.45%	—	2.20%	—	—
Small Cap Value Fund	1.45%	2.20%	2.20%	—	1.20%
Value Opportunity Fund	1.40%	—	2.15%	1.10%	1.15%

NGAM Advisors and Natixis AM US shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Sustainable Equity Fund	$20,290	$20,290	$—	0.80%	—
Natixis Oakmark Fund	816,834	—	816,834	0.69%	0.69%
Natixis Oakmark International Fund	4,099,098	—	4,099,098	0.85%	0.85%
Small Cap Value Fund	1,316,915	—	1,316,915	0.90%	0.90%
Value Opportunity Fund	5,533,521	—	5,533,521	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2017.

In addition, the investment adviser reimbursed non-class-specific expenses of Global Sustainable Equity Fund in the amount of $16,909 for the period ended June 30, 2016. This expense reimbursement is subject to possible recovery until December 31, 2017.

No expenses were recovered during the six months ended June 30, 2016 under the terms of the expense limitation agreement.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidiary of Natixis Asset Management (“NAM”), which is in turn a subsidiary of Natixis Global Asset Management.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Global Sustainable Equity Fund	$10	$—	$4	$—	$10
Natixis Oakmark Fund	198,599	2	76,151	7	228,452
Natixis Oakmark International Fund	829,273	—	376,344	—	1,129,031
Small Cap Value Fund	120,508	2	24,589	5	73,767
Value Opportunity Fund	180,091	—	105,390	—	316,170

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Sustainable Equity Fund	$1,122
Natixis Oakmark Fund	52,256
Natixis Oakmark International Fund	213,514
Small Cap Value Fund	64,790
Value Opportunity Fund	306,259

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Sustainable Equity Fund	$7
Natixis Oakmark Fund	66,359
Natixis Oakmark International Fund	531,420
Small Cap Value Fund	96,871
Value Opportunity Fund	637,968

As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$1,307
Natixis Oakmark International Fund	9,298
Small Cap Value Fund	2,115
Value Opportunity Fund	12,628

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

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e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016, were as follows:

Fund	Commissions
Natixis Oakmark Fund	$25,026
Natixis Oakmark International Fund	91,583
Small Cap Value Fund	1,151
Value Opportunity Fund	35,429

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

g.  Affiliated Ownership.  As of June 30, 2016 Natixis US and affiliates held shares of Global Sustainable Equity Fund representing 95.84% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Value Opportunity Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period January 1, 2016 through April 30, 2016, NGAM Advisors reimbursed the Fund $225 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2016, Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$74,347	$43,651	$383	$561,411

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  The Global Sustainable Equity Fund and Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership		Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Sustainable Equity Fund	—	—		95.84%	95.84%
Natixis Oakmark International Fund	1	8.13%		—	8.13%
Small Cap Value Fund	1	6.22%		—	6.22%
Value Opportunity Fund	1	15.41	%(a)	—	15.41%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts;

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex Group, LLC, which is a subsidiary of Natixis US)(“ASG”). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Period Ended June 30, 2016*
Global Sustainable Equity Fund	Shares	Amount
Class A
Issued from the sale of shares	1,956	$19,555
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	1,955	$19,545

Class C
Issued from the sale of shares	2,715	$26,010
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	2,714	$26,000

Class Y
Issued from the sale of shares	1,039,222	$10,388,345
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(9)

Net change	1,039,221	$10,388,336

Increase (decrease) from capital share transactions	1,043,890	$10,433,881

*	From commencement of operations on March 31, 2016 through June 30, 2016.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	678,980	$11,809,709	1,517,556	$30,354,006
Issued in connection with the reinvestment of distributions	189,829	3,386,537	313,620	6,034,951
Redeemed	(1,827,651)	(32,547,953)	(2,123,661)	(41,948,388)

Net change	(958,842)	$(17,351,707)	(292,485)	$(5,559,431)

Class B(a)
Issued from the sale of shares	—	$—	94	$1,650
Issued in connection with the reinvestment of distributions	—	—	123	2,182
Redeemed	(1,891)	(29,216)	(34,844)	(631,808)

Net change	(1,891)	$(29,216)	(34,627)	$(627,976)

Class C
Issued from the sale of shares	365,612	$5,718,622	1,967,705	$34,953,476
Issued in connection with the reinvestment of distributions	65,621	1,032,235	88,208	1,504,613
Redeemed	(1,355,373)	(21,626,162)	(1,273,258)	(22,539,155)

Net change	(924,140)	$(14,875,305)	782,655	$13,918,934

Class Y
Issued from the sale of shares	260,916	$4,828,849	551,387	$11,590,333
Issued in connection with the reinvestment of distributions	15,862	295,808	37,938	760,796
Redeemed	(617,288)	(11,270,467)	(737,029)	(15,581,647)

Net change	(340,510)	$(6,145,810)	(147,704)	$(3,230,518)

Increase (decrease) from capital share transactions	(2,225,383)	$(38,402,038)	307,839	$4,501,009

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,643,393	$123,163,700	40,727,220	$524,245,138
Issued in connection with the reinvestment of distributions	252,891	2,650,174	1,547,094	18,551,475
Redeemed	(18,548,523)	(197,124,415)	(28,890,059)	(355,356,386)

Net change	(6,652,239)	$(71,310,541)	13,384,255	$187,440,227

Class C
Issued from the sale of shares	1,646,401	$17,270,488	10,955,520	$138,511,592
Issued in connection with the reinvestment of distributions	89,394	920,762	408,992	4,881,076
Redeemed	(5,719,031)	(60,083,900)	(7,803,461)	(94,573,289)

Net change	(3,983,236)	$(41,892,650)	3,561,051	$48,819,379

Increase (decrease) from capital share transactions	(10,635,475)	$(113,203,191)	16,945,306	$236,259,606

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	196,490	$3,369,611	586,565	$12,199,067
Issued in connection with the reinvestment of distributions	95,064	1,622,723	718,326	13,152,899
Redeemed	(682,279)	(11,771,817)	(1,556,600)	(32,314,146)

Net change	(390,725)	$(6,779,483)	(251,709)	$(6,962,180)

Class B(a)
Issued from the sale of shares	—	$—	1,259	$20,238
Issued in connection with the reinvestment of distributions	—	—	567	8,015
Redeemed	(1,791)	(20,887)	(62,964)	(986,740)

Net change	(1,791)	$(20,887)	(61,138)	$(958,487)

Class C
Issued from the sale of shares	23,412	$277,001	130,432	$1,823,149
Issued in connection with the reinvestment of distributions	37,172	438,631	255,701	3,290,720
Redeemed	(180,007)	(2,156,508)	(452,639)	(6,920,026)

Net change	(119,423)	$(1,440,876)	(66,506)	$(1,806,157)

Class Y
Issued from the sale of shares	931,017	$16,236,628	2,141,789	$46,690,758
Issued in connection with the reinvestment of distributions	166,309	2,918,723	1,198,310	22,443,814
Redeemed	(1,187,077)	(21,064,785)	(1,865,835)	(39,308,260)

Net change	(89,751)	$(1,909,434)	1,474,264	$29,826,312

Increase (decrease) from capital share transactions	(601,690)	$(10,150,680)	1,094,911	$20,099,488

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,873,431	$34,800,582	6,072,313	$131,319,540
Issued in connection with the reinvestment of distributions	204,452	3,858,017	125,012	2,584,853
Redeemed	(1,949,565)	(36,602,027)	(2,508,032)	(53,811,968)

Net change	128,318	$2,056,572	3,689,293	$80,092,425

Class C
Issued from the sale of shares	434,596	$7,759,021	3,368,669	$70,554,606
Issued in connection with the reinvestment of distributions	116,224	2,089,713	71,042	1,402,692
Redeemed	(552,118)	(9,961,888)	(529,265)	(10,823,300)

Net change	(1,298)	$(113,154)	2,910,446	$61,133,998

Class N
Issued from the sale of shares	2,559,103	$50,348,073	2,972,431	$65,031,583
Issued in connection with the reinvestment of distributions	101,925	1,946,774	75,531	1,583,262
Redeemed	(441,930)	(8,442,970)	(398,415)	(8,784,271)

Net change	2,219,098	$43,851,877	2,649,547	$57,830,574

Class Y
Issued from the sale of shares	11,737,549	$221,211,622	35,161,537	$775,069,318
Issued in connection with the reinvestment of distributions	1,443,245	27,580,410	1,024,181	21,435,705
Redeemed	(15,117,511)	(288,949,867)	(10,758,464)	(233,638,744)

Net change	(1,936,717)	$(40,157,835)	25,427,254	$562,866,279

Increase (decrease) from capital share transactions	409,401	$5,637,460	34,676,540	$761,923,276

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SEMIANNUAL REPORT

June 30, 2016

Loomis Sayles Multi-Asset Income Fund

McDonnell Intermediate Municipal Bond Fund

Natixis U.S. Equity Opportunities Fund

SeeyondSM Multi-Asset Allocation Fund

Portfolio Review  page 1

Portfolio of Investments  page 14

Financial Statements  page  39

Notes to Financial Statements page 59

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols
Thomas Fahey	Class A	IIDPX
Kevin P. Kearns	Class C	CIDPX
Maura T. Murphy, CFA®	Class N	LMINX
Loomis, Sayles & Company, L.P.	Class Y	YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

Average Annual Total Returns — June 30, 20164,5

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/17/05)
NAV	6.27%	6.57%	7.16%	6.53%	—%
With 4.25% Maximum Sales Charge	1.76	2.03	6.23	6.06	—

Class C (Inception 11/17/05)
NAV	5.91	5.80	6.34	5.74	—
With CDSC[2]	4.91	4.80	6.34	5.74	—

Class N (Inception 8/31/15)
NAV	6.47	—	—	—	8.50

Class Y (Inception 12/3/12)[1]
NAV	6.35	6.88	7.25	6.57	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	5.31	6.00	3.76	5.13	5.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

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MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
Dawn Mangerson	Class A MIMAX
James Grabovac, CFA®	Class C MIMCX
Lawrence Jones	Class Y MIMYX
Steve Wlodarski, CFA®
McDonnell Investment Management, LLC

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 12/31/12)[1]
NAV	3.65%	6.22%	2.62%
With 3.00% Maximum Sales Charge	0.56	3.00	1.72

Class C (Inception 12/31/12)[1]
NAV	3.26	5.44	1.87
With CDSC[2]	2.26	4.44	1.87

Class Y (Inception 12/31/12)[1]
NAV	3.77	6.48	2.94

Comparative Performance
Barclays 3-15 Year Blend Municipal Bond Index[3]	3.68	6.67	3.53

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols
Large Cap Value Segment	Class A NEFSX
Harris Associates L.P.	Class C NECCX
All Cap Growth Segment	Class Y NESYX
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 7/7/94)
NAV	1.29%	4.21%	11.90%	8.76%
With 5.75% Maximum Sales Charge	-4.52	-1.79	10.58	8.12

Class C (Inception 7/7/94)
NAV	0.88	3.41	11.06	7.94
With CDSC[1]	-0.11	2.45	11.06	7.94

Class Y (Inception 11/15/94)
NAV	1.41	4.47	12.19	9.06

Comparative Performance
S&P 500® Index[2]	3.84	3.99	12.10	7.42
Russell 1000® Index[3]	3.74	2.93	11.88	7.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

SEEYOND MULTI-ASSET ALLOCATION FUND

Managers	Symbols
Simon Aninat	Class A SAFAX
Frédéric Babu	Class C SAFCX
Stéphanie Bigou	Class Y SAFYX
Jonathan M. Birtwell*
Didier Jauneaux
Alexandar J. Nary*
Frank Trividic
Yufeng Xie
Natixis Asset Management U.S., LLC (“Natixis AM US”)

*	Jonathan Birtwell no longer serves as associate portfolio manager of the Fund effective July 18, 2016.
*	Alexandar J. Nary became portfolio manager of the Fund effective August 2, 2016.

Investment Goal

The Fund seeks long-term growth of capital by investing in a range of securities and asset classes across global markets.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 7/23/14)
NAV	1.11%	-4.69%	-3.89%
With 5.75% Maximum Sales Charge	-4.69	-10.22	-6.79

Class C (Inception 7/23/14)
NAV	0.78	-5.36	-4.60
With CDSC[1]	-0.22	-6.30	-4.60

Class Y (Inception 7/23/14)
NAV	1.32	-4.37	-3.62

Comparative Performance
MSCI ACWI (Net)[2]	1.23	-3.73	-2.05
Blended Index[3]	5.07	2.32	-0.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI Index (Net) represents the performance of 47 markets in both the developed and emerging markets in Africa, Europe, North America and South America.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net)/40% Citigroup World Government Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,062.70	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77
Class C
Actual	$1,000.00	$1,059.10	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class N
Actual	$1,000.00	$1,064.70	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27
Class Y
Actual	$1,000.00	$1,063.50	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,036.50	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class C
Actual	$1,000.00	$1,032.60	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class Y
Actual	$1,000.00	$1,037.70	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

7  |

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,012.90	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class C
Actual	$1,000.00	$1,008.80	$9.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$9.97
Class Y
Actual	$1,000.00	$1,014.10	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97

*	Expenses are equal to the Fund’s annualized expense ratio: 1.24%, 1.99% and 0.99% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

SEEYOND MULTI-ASSET ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,011.10	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.07
Class C
Actual	$1,000.00	$1,007.80	$10.78
Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82
Class Y
Actual	$1,000.00	$1,013.20	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including interest expense: 1.41%, 2.16% and 1.16% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

9  |

performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors

|  10

included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund was relatively new and therefore had a limited operating history on which to judge its performance record; (3) that the Fund’s performance, although lagging in certain periods, was stronger over the long term; and (4) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement when compared to relevant performance benchmarks and categories. The Trustees also considered that the investment strategies for the Loomis Sayles Multi-Asset Income Fund and the Natixis U.S. Equity Opportunities Fund had recently changed.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds had expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Adviser for each of those Funds with current expenses above the cap. The Trustees further noted that management had proposed to reduce the expense cap and the advisory fee of the Seeyond Multi-Asset Allocation Fund. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) the complexity of managing a Fund with two investment disciplines; (2) that

11  |

the Fund has achieved excess performance returns during the one, three, five and ten year periods relative to the medians of a peer group of funds; and (3) that management had proposed to reduce the expense cap and advisory fee of a Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund had breakpoints in its advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. The Trustees considered management’s proposal to institute a lower advisory fee and expense cap for the Seeyond Multi-Asset Allocation Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

|  12

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction in the advisory fee and expense cap for the Seeyond Multi-Asset Allocation Fund described above, should be continued through June 30, 2017.

13  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks — 41.0% of Net Assets
	Aerospace & Defense — 0.5%
1,381	Boeing Co. (The)	$179,350
3,878	United Technologies Corp.	397,689

		577,039

	Air Freight & Logistics — 0.2%
6,280	bpost S.A.	160,759
1,656	Oesterreichische Post AG	53,478
12,269	Royal Mail PLC	82,430

		296,667

	Airlines — 0.4%
5,300	Japan Airlines Co. Ltd.	170,515
7,698	Southwest Airlines Co.	301,838

		472,353

	Auto Components — 0.1%
2,990	Johnson Controls, Inc.	132,337

	Automobiles — 0.3%
4,800	Fuji Heavy Industries Ltd.	164,992
7,109	General Motors Co.	201,185

		366,177

	Banks — 2.4%
8,042	BB&T Corp.	286,376
58,000	BOC Hong Kong Holdings Ltd.	174,774
2,300	Canadian Imperial Bank of Commerce	172,756
12,852	JPMorgan Chase & Co.	798,623
3,513	PNC Financial Services Group, Inc. (The)	285,923
6,699	U.S. Bancorp	270,171
17,492	Wells Fargo & Co.	827,896

		2,816,519

	Beverages — 1.7%
17,022	Coca-Cola Co. (The)	771,607
1,717	Constellation Brands, Inc., Class A	283,992
989	Dr Pepper Snapple Group, Inc.	95,567
8,162	PepsiCo, Inc.	864,682

		2,015,848

	Biotechnology — 0.5%
6,060	AbbVie, Inc.	375,175
1,096	Amgen, Inc.	166,756

		541,931

	Capital Markets — 0.1%
19,383	BGC Partners, Inc., Class A	168,826

	Chemicals — 0.8%
3,034	Dow Chemical Co. (The)	150,820

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
2,794	E.I. du Pont de Nemours & Co.	$181,051
2,158	LyondellBasell Industries NV, Class A	160,599
2,525	Monsanto Co.	261,110
2,106	PPG Industries, Inc.	219,340

		972,920

	Commercial Services & Supplies — 0.8%
6,775	Berendsen PLC	110,075
5,070	Intrum Justitia AB	159,008
2,000	Ritchie Bros Auctioneers, Inc.	67,588
13,598	Tyco International PLC	579,275

		915,946

	Construction & Engineering — 0.1%
8,237	Skanska AB	172,474

	Containers & Packaging — 0.3%
7,159	International Paper Co.	303,398

	Diversified Telecommunication Services — 1.5%
4,072	CenturyLink, Inc.	118,129
126,000	HKT Trust & HKT Ltd.	181,575
68,799	Spark New Zealand Ltd.	174,863
23,464	Verizon Communications, Inc.	1,310,230

		1,784,797

	Electric Utilities — 2.3%
18,500	CLP Holdings Ltd.	188,981
4,900	Emera, Inc.	184,402
2,277	Entergy Corp.	185,234
4,010	Exelon Corp.	145,804
194,500	HK Electric Investments & HK Electric Investments Ltd., 144A	181,491
6,911	NextEra Energy, Inc.	901,194
9,710	PG&E Corp.	620,663
4,573	PPL Corp.	172,631
2,397	Southern Co. (The)	128,551
4,142	SSE PLC	86,208

		2,795,159

	Energy Equipment & Services — 0.2%
4,302	Halliburton Co.	194,838

	Food & Staples Retailing — 0.7%
3,402	CVS Health Corp.	325,708
7,976	Kroger Co. (The)	293,437
2,210	Wal-Mart Stores, Inc.	161,374

		780,519

	Food Products — 0.5%
1,801	General Mills, Inc.	128,447
2,939	Mead Johnson Nutrition Co.	266,714

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
5,637	Salmar ASA	$167,748

		562,909

	Health Care Providers & Services — 0.1%
770	HealthSouth Corp.	29,891
541	Quest Diagnostics, Inc.	44,043

		73,934

	Hotels, Restaurants & Leisure — 1.0%
2,996	Cedar Fair LP	173,229
1,045	Cracker Barrel Old Country Store, Inc.	179,186
2,584	Darden Restaurants, Inc.	163,670
12,674	Hilton Worldwide Holdings, Inc.	285,545
2,955	McDonald’s Corp.	355,605

		1,157,235

	Household Durables — 0.5%
3,781	Berkeley Group Holdings PLC	127,676
2,029	Leggett & Platt, Inc.	103,702
3,091	Tupperware Brands Corp.	173,961
1,055	Whirlpool Corp.	175,805

		581,144

	Industrial Conglomerates — 0.9%
24,065	General Electric Co.	757,566
1,830	Roper Technologies, Inc.	312,125

		1,069,691

	Insurance — 0.7%
1,797	Aspen Insurance Holdings Ltd.	83,345
6,395	Assured Guaranty Ltd.	162,241
1,964	Chubb Ltd.	256,714
5,773	MetLife, Inc.	229,939
2,357	RLI Corp.	162,115

		894,354

	Internet Software & Services — 0.2%
4,400	Mixi, Inc.	181,920
32,862	Moneysupermarket.com Group PLC	119,061

		300,981

	IT Services — 0.7%
1,469	Accenture PLC, Class A	166,423
3,217	Paychex, Inc.	191,411
4,925	Visa, Inc., Class A	365,287
8,670	Western Union Co. (The)	166,291

		889,412

	Machinery — 0.2%
3,164	Caterpillar, Inc.	239,863

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Media — 0.4%
4,326	Comcast Corp., Class A	$282,012
2,056	Omnicom Group, Inc.	167,543

		449,555

	Metals & Mining — 0.4%
2,538	Nucor Corp.	125,403
2,052	Reliance Steel & Aluminum Co.	157,799
7,029	Steel Dynamics, Inc.	172,210

		455,412

	Multi-Utilities — 0.7%
2,500	ACEA SpA	30,324
7,751	CenterPoint Energy, Inc.	186,024
1,686	National Grid PLC	24,793
5,126	Sempra Energy	584,467

		825,608

	Multiline Retail — 0.1%
2,096	Target Corp.	146,343

	Oil, Gas & Consumable Fuels — 2.4%
4,945	Chevron Corp.	518,384
2,300	Enbridge Income Fund Holdings, Inc.	57,075
11,759	Exxon Mobil Corp.	1,102,289
8,413	Golar LNG Ltd.	130,401
5,186	Hess Corp.	311,679
10,567	Kinder Morgan, Inc.	197,814
15,607	Marathon Oil Corp.	234,261
3,000	TonenGeneral Sekiyu KK	27,329
4,963	Valero Energy Corp.	253,113

		2,832,345

	Paper & Forest Products — 0.1%
9,296	UPM-Kymmene OYJ	170,775

	Personal Products — 0.3%
1,468	Blackmores Ltd.	144,893
2,000	Pola Orbis Holdings, Inc.	188,220

		333,113

	Pharmaceuticals — 2.9%
6,000	Bayer AG, Sponsored ADR	603,900
6,710	Bristol-Myers Squibb Co.	493,521
4,591	Eli Lilly & Co.	361,541
10,042	Johnson & Johnson	1,218,095
22,002	Pfizer, Inc.	774,690

		3,451,747

	REITs – Apartments — 0.7%
15,500	American Campus Communities, Inc.	819,485

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 0.8%
8,840	American Tower Corp.	$1,004,312

	REITs – Health Care — 2.1%
33,400	HCP, Inc.	1,181,692
18,300	Ventas, Inc.	1,332,606

		2,514,298

	REITs – Hotels — 1.0%
42,615	Hospitality Properties Trust	1,227,312

	REITs – Office Property — 0.9%
10,000	SL Green Realty Corp.	1,064,700

	REITs – Regional Malls — 1.1%
5,900	Simon Property Group, Inc.	1,279,710

	REITs – Shopping Centers — 1.3%
9,400	Federal Realty Investment Trust	1,556,170

	REITs – Storage — 1.9%
37,850	CubeSmart	1,168,808
4,350	Public Storage	1,111,817

		2,280,625

	Road & Rail — 0.2%
10,051	CSX Corp.	262,130

	Semiconductors & Semiconductor Equipment — 1.2%
21,883	Cypress Semiconductor Corp.	230,866
13,678	Intel Corp.	448,638
4,619	Maxim Integrated Products, Inc.	164,852
10,182	QUALCOMM, Inc.	545,450

		1,389,806

	Software — 1.4%
26,117	Microsoft Corp.	1,336,407
7,627	Oracle Corp.	312,173

		1,648,580

	Specialty Retail — 0.3%
10,997	American Eagle Outfitters, Inc.	175,182
5,567	Best Buy Co., Inc.	170,350

		345,532

	Technology Hardware, Storage & Peripherals — 0.7%
3,097	Apple, Inc.	296,073
21,200	EMC Corp.	576,004

		872,077

	Tobacco — 1.9%
6,463	Altria Group, Inc.	445,689
2,875	British American Tobacco PLC	186,383
3,245	Imperial Brands PLC	175,985
4,000	Japan Tobacco, Inc.	161,209

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Tobacco — continued
5,228	Philip Morris International, Inc.	$531,792
7,367	Reynolds American, Inc.	397,302
4,811	Swedish Match AB	167,895
8,039	Vector Group Ltd.	180,234

		2,246,489

	Trading Companies & Distributors — 0.1%
14,100	ITOCHU Corp.	172,488

	Transportation Infrastructure — 0.1%
59,200	SATS Ltd.	180,998

	Wireless Telecommunication Services — 0.3%
5,036	Freenet AG	129,695
7,000	NTT DOCOMO, Inc.	188,780

		318,475

	Total Common Stocks (Identified Cost $45,903,349)	48,925,356

Principal Amount
Bonds and Notes — 35.9%
	Aerospace & Defense — 0.6%
$750,000	KLX, Inc., 5.875%, 12/01/2022, 144A	735,000

	Banking — 7.5%
610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(b)	629,753
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(b)	873,086
2,250,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625%(b)	2,008,125
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(b)	1,150,000
1,400,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(b)	1,170,750
1,100,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(b)	1,004,124
1,145,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)	1,051,610
1,140,000	UBS Group AG, (fixed rate to 8/07/2025, variable rate thereafter), 6.875%(b)	1,076,582

		8,964,030

	Building Materials — 0.9%
550,000	Cemex SAB de CV, 6.500%, 12/10/2019, 144A	586,438
470,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	493,077

		1,079,515

	Cable Satellite — 1.0%
1,100,000	Cablevision Systems Corp., 7.750%, 4/15/2018	1,177,682

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 1.1%
$350,000	Hexion, Inc., 8.875%, 2/01/2018	$303,625
1,000,000	Koppers, Inc., 7.875%, 12/01/2019	1,020,000

		1,323,625

	Electric — 1.1%
600,000	Dynegy, Inc., 7.375%, 11/01/2022	579,000
250,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	284,688
435,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	432,825

		1,296,513

	Food & Beverage — 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	647,700

	Government Owned – No Guarantee — 2.0%
1,145,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	1,181,640
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,155,750

		2,337,390

	Independent Energy — 3.2%
850,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	796,875
570,000	Rice Energy, Inc., 6.250%, 5/01/2022	565,725
470,000	Southwestern Energy Co., 4.050%, 1/23/2020	461,775
400,000	Southwestern Energy Co., 7.500%, 2/01/2018	425,000
400,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	384,000
1,230,000	WPX Energy, Inc., 5.250%, 1/15/2017	1,233,075

		3,866,450

	Metals & Mining — 2.3%
1,020,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.750%, 2/01/2022	999,919
1,200,000	Glencore Finance Canada Ltd., 5.800%, 11/15/2016, 144A	1,214,400
340,000	Teck Resources Ltd., 8.000%, 6/01/2021, 144A	350,200
150,000	Teck Resources Ltd., 8.500%, 6/01/2024, 144A	155,625

		2,720,144

	Midstream — 1.0%
85,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/2024	79,823
465,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	483,084
600,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.375%, 5/01/2024	626,250

		1,189,157

	Refining — 0.8%
1,000,000	Western Refining, Inc., 6.250%, 4/01/2021	910,000

	Retailers — 0.6%
380,000	Walgreens Boots Alliance, Inc., 3.450%, 6/01/2026	390,085
300,000	Walgreens Boots Alliance, Inc., 4.650%, 6/01/2046	319,957

		710,042

	Sovereigns — 1.2%
850,000	Republic of Argentina, 6.250%, 4/22/2019, 144A	885,878
485,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	523,897

		1,409,775

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 6.7%
$1,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$1,772,250
1,175,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.450%, 6/15/2023, 144A	1,219,148
370,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	377,316
1,160,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,209,285
75,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	78,331
410,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	442,000
290,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	311,781
290,000	Oracle Corp., 2.650%, 7/15/2026	290,728
290,000	Oracle Corp., 3.850%, 7/15/2036	290,753
580,000	Oracle Corp., 4.000%, 7/15/2046	584,758
690,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	734,850
675,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	722,250

		8,033,450

	Treasuries — 2.4%
2,800,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,917,796

	Wirelines — 3.0%
945,000	CenturyLink, Inc., 7.650%, 3/15/2042	798,525
380,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	320,150
1,355,000	Frontier Communications Corp., 8.875%, 9/15/2020	1,446,462
920,000	Frontier Communications Corp., 10.500%, 9/15/2022	973,475

		3,538,612

	Total Bonds and Notes (Identified Cost $41,980,451)	42,856,881

Shares
Exchange-Traded Funds & Notes — 8.0%
469,500	Alerian MLP ETF	5,972,040
112,000	JPMorgan Alerian MLP Index ETN (Identified Cost $9,346,604)	3,564,960

		9,537,000

Preferred Stocks — 5.9%
Non-Convertible Preferred Stocks — 5.4%
	Banking — 4.1%
64,000	Bank of America Corp., Series CC, 6.200%	1,683,193
39,418	Citigroup, Inc., Series L, 6.875%	1,094,244
32,000	Goldman Sachs Group, Inc. (The), Series N, 6.300%	862,720
48,000	JPMorgan Chase & Co., Series BB, 6.150%	1,284,000

		4,924,157

	Consumer Cyclical Services — 0.5%
22,000	eBay, Inc., 6.000%	584,540

	REITs – Storage — 0.8%
35,400	Public Storage, Series B, 5.400%	940,932

	Total Non-Convertible Preferred Stocks (Identified Cost $6,117,939)	6,449,629

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
Convertible Preferred Stock — 0.5%
	Pharmaceuticals — 0.5%
665	Allergan PLC, Series A, 5.500% (Identified Cost $575,087)	$554,358

	Total Preferred Stocks (Identified Cost $6,693,026)	7,003,987

Principal Amount
Senior Loans — 4.8%
	Airlines — 2.5%
$3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(c)	3,048,318

	Electric — 0.9%
1,060,000	Dynegy, Inc., Incremental Term Loan B, 6/20/2023(d)	1,040,793

	Technology — 1.4%
1,715,000	Dell, Inc., 2016 Term Loan B, 5/24/2023(d)	1,707,848

	Total Senior Loans (Identified Cost $5,765,326)	5,796,959

Short-Term Investments — 10.5%
12,486,645	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $12,486,655 on 7/01/2016 collateralized by $12,310,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $12,740,850 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,486,645)	12,486,645

	Total Investments — 106.1% (Identified Cost $122,175,401)(a)	126,606,828
	Other assets less liabilities — (6.1)%	(7,257,465)

	Net Assets — 100.0%	$119,349,363

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $122,183,990 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,840,916
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,418,078)

	Net unrealized appreciation	$4,422,838

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Position is unsettled. Contract rate was not determined at June 30, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $14,417,543 or 12.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

Banking	11.6%
Technology	8.1
Exchange-Traded Funds	8.0
Pharmaceuticals	3.4
Independent Energy	3.2
Wirelines	3.0
Airlines	2.9
REITs – Storage	2.7
Metals & Mining	2.7
Treasuries	2.4
Oil, Gas & Consumable Fuels	2.4
Banks	2.4
Electric Utilities	2.3
REITs – Health Care	2.1
Government Owned – No Guarantee	2.0
Electric	2.0
Other Investments, less than 2% each	34.4
Short-Term Investments	10.5

Total Investments	106.1
Other assets less liabilities	(6.1)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.7% of Net Assets
Municipals — 91.7%
	Arizona — 0.8%
$800,000	Scottsdale Municipal Property Corp. Excise Tax Revenue, Water & Sewer Development Project, Prerefunded 07/01/2018@100, Series A, 5.000%, 7/01/2019	$869,224

	Arkansas — 0.9%
750,000	Arizona Board of Regents, State University System Revenue, Refunding, Series A, 5.000%, 7/01/2024	955,283

	California — 4.1%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	309,397
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	469,289
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	585,899
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035(b)	837,788
400,000	Los Angeles Harbor Department Revenue, Refunding, Series A, AMT, 5.000%, 8/01/2036	480,424
690,000	San Gorgonio Memorial Health Care District, GO, Refunding, 4.000%, 8/01/2016	691,939
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	950,312

		4,325,048

	Colorado — 3.6%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,300,770
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033(b)	322,148
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028(b)	469,148
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	496,188
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	667,575
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	504,256

		3,760,085

	Connecticut — 2.0%
2,000,000	State of Connecticut, GO, Refunding, Series B, (AMBAC insured), 5.250%, 6/01/2017	2,083,220

	District of Columbia — 0.8%
800,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Prerefunded 10/01/2018@100, Series A, 5.000%, 10/01/2024	876,744

	Florida — 11.0%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	609,545
1,000,000	Florida Municipal Power Agency, Refunding, Series A, 5.000%, 10/01/2028	1,287,110
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	434,032

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Florida — continued
$1,000,000	Lee County Transportation Facilities Revenue, Refunding, (AGM insured), 5.000%, 10/01/2022	$1,220,920
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	788,947
1,000,000	Miami-Dade County Water & Sewer System Revenue, Refunding, 5.000%, 10/01/2023	1,240,680
1,000,000	Orange County School Board, COP, Refunding, Series B, 5.000%, 8/01/2027	1,293,490
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	486,256
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,207,940
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,232,840
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	733,764
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	504,092
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025(b)	496,852

		11,536,468

	Georgia — 2.6%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	586,085
1,500,000	Municipal Electric Authority of Georgia Revenue, Project One Subordinated Bonds, Refunding, Series A, 5.000%, 1/01/2032	1,839,120
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	304,962

		2,730,167

	Hawaii — 3.3%
1,500,000	Hawaii, Refunding, Series EZ, 5.000%, 10/01/2025	1,958,730
1,335,000	Honolulu City & County, Prerefunded 4/01/2019@100, Series A, 5.000%, 4/01/2026	1,489,513

		3,448,243

	Illinois — 7.1%
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,244,560
2,000,000	DuPage County Community Unit School District No. 200, GO, Refunding, 4.000%, 11/01/2020(c)	2,234,860
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	405,379
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	569,130
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	116,180
2,000,000	Illinois Municipal Electric Agency Power Supply, Prerefunded 2/01/2017@100, Series A, 5.125%, 2/01/2029	2,052,180
700,000	Will County Forest Preservation District, GO, Refunding, Series A, 5.000%, 12/15/2020	817,362

		7,439,651

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Indiana — 2.1%
$405,000	Greenfield Middle School Building Corp. Revenue, 1st Mortgage, Refunding, 5.000%, 1/15/2020	$462,636
1,035,000	Hobart Building Corp. Revenue, Refunding, 4.000%, 1/15/2021	1,158,382
500,000	Indianapolis Local Public Improvement Bond Bank Revenue, Indianapolis Airport Authority, Refunding, Series A1, AMT, 5.000%, 1/01/2023	604,680

		2,225,698

	Iowa — 0.3%
250,000	City of Carter Lake Local Option Sales Tax Revenue, Prerefunded 06/01/2018@100, 5.500%, 6/01/2038	272,890

	Kansas — 0.8%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	826,301

	Kentucky — 1.4%
1,000,000	Kentucky State Property & Building Commission Revenue, Project No. 112, Refunding, Series B, 5.000%, 11/01/2022	1,202,890
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	298,606

		1,501,496

	Massachusetts — 0.5%
310,000	Massachusetts State Development Finance Agency Revenue, Charles Stark Draper Laboratory, Prerefunded 09/01/2018@100, 5.500%, 9/01/2020	341,595
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	159,408

		501,003

	Minnesota — 0.5%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	255,405
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	309,453

		564,858

	Missouri — 3.1%
735,000	Clay County Public School District No. 53, Liberty Public School District, GO, Refunding, 4.000%, 3/01/2024	868,535
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	859,523
1,250,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, Series A, 5.000%, 12/01/2034	1,544,850

		3,272,908

	Nebraska — 2.8%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,217,670
1,000,000	Nebraska Public Power District Revenue, Prerefunded 1/01/2018@100, Series C, 5.000%, 1/01/2024	1,065,620

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Nebraska — continued
$500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028(b)	$594,150

		2,877,440

	Nevada — 0.6%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	632,930

	New Jersey — 3.8%
500,000	New Jersey Economic Development Authority, School Facilities, Prerefunded 09/01/2017@100, Series U, (AGM insured), 5.000%, 9/01/2022	525,055
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	326,695
1,500,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,840,425
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032(b)	613,100
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	620,345

		3,925,620

	New Mexico — 3.2%
2,500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Prerefunded 08/01/2018@100, Series A, 6.000%, 8/01/2023	2,768,450
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031(b)	618,235

		3,386,685

	New York — 5.0%
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Fiscal 2016, Series A-1, 5.000%, 8/01/2032	2,519,960
1,025,000	New York City, Fiscal 2015, GO, Refunding, Series A, 5.000%, 8/01/2021	1,221,011
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	359,597
1,000,000	Port Authority of New York & New Jersey Revenue, 195th Series, Refunding, AMT, 5.000%, 10/01/2019	1,128,410

		5,228,978

	Ohio — 4.3%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021(b)	452,152
250,000	American Municipal Power, Inc. Revenue, Greenup Hydroelectric Project, Series A, 5.000%, 2/15/2028	316,010
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023(b)	629,080
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024(b)	600,205
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	600,700
1,000,000	Ohio State Hospital Revenue, University Hospitals Health System, Inc. Obligated Group, Refunding, Series A, 5.000%, 1/15/2027	1,256,040
500,000	Scioto County Hospital Revenue, Southern Ohio Medical Center Obligated Group, Refunding, 5.000%, 2/15/2030	616,745

		4,470,932

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Pennsylvania — 3.1%
$335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	$376,704
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	318,542
2,000,000	Pennsylvania State University Revenue, Refunding, Series B, 5.000%, 9/01/2023	2,502,300

		3,197,546

	Rhode Island — 1.8%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	632,490
1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,243,170

		1,875,660

	South Dakota — 0.5%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036(b)	486,460

	Tennessee — 1.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	623,375
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	744,101

		1,367,476

	Texas — 10.8%
500,000	City of Dallas, GO, Prerefunded 2/15/2018@100, 5.000%, 2/15/2024	534,990
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024(b)	877,247
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	295,388
250,000	Denton Independent School District, GO, Prerefunded 08/15/2017@100, (PSF-GTD), 5.000%, 8/15/2030	261,760
1,550,000	Harris County Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, Refunding, 5.000%, 11/15/2027	1,996,663
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	576,015
1,000,000	Houston Higher Education Finance Corp. Revenue, Harmony Public School, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2024	1,238,590
1,000,000	Lancaster Independent School District, GO, Refunding, (BAM insured), 5.000%, 2/15/2026	1,272,390
940,000	New Caney Independent School District, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2023	1,159,546
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	419,223
1,275,000	State of Texas, Transportation Commission Mobility Fund, GO, Prerefunded 4/01/2018@100, 5.000%, 4/01/2026	1,371,046
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024(b)	493,492
670,000	Texas State Technical College System Revenue, Refunding, (AGM Insured), 4.000%, 10/15/2033	756,665

		11,253,015

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Utah — 1.5%
$1,250,000	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Refunding, Series A, 4.000%, 7/01/2016	$1,250,000
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	304,802

		1,554,802

	Washington — 6.7%
1,430,000	Energy Northwest Washington Electric Revenue, Columbia Station, Prerefunded 7/01/2016@100, Series A, (AMBAC insured), 5.000%, 7/01/2024	1,430,000
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,418,798
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032(b)	601,755
1,500,000	Pierce County School District No. 10 Tacoma, Refunding, 5.000%, 12/01/2026	1,937,490
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	584,905
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	450,764
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031(b)	620,690

		7,044,402

	Wisconsin — 1.4%
1,000,000	Public Finance Authority Lease Development Revenue, Kansas University Development Corp., 5.000%, 3/01/2030	1,239,340
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	263,941

		1,503,281

	Total Bonds and Notes (Identified Cost $92,087,323)	95,994,514

Short-Term Investments — 7.0%
7,313,543	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $7,313,549 on 7/01/2016 collateralized by $7,210,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $7,462,350 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,313,543)	7,313,543

	Total Investments — 98.7% (Identified Cost $99,400,866)(a)	103,308,057
	Other assets less liabilities — 1.3%	1,312,599

	Net Assets — 100.0%	$104,620,656

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2016, the net unrealized appreciation on investments based on a cost of $99,400,866 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,911,286
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,095)

	Net unrealized appreciation	$3,907,191

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open when-issued/delayed delivery securities.
(c)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COP	Certificate of Participation
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Holdings Summary at June 30, 2016 (Unaudited)

General Obligation	13.7%
Medical	11.8
School District	11.2
Power	11.2
Higher Education	10.5
Transportation	8.9
General	8.5
Water	6.5
Education	3.8
Airport	2.8
Utilities	2.2
Bond Bank	0.6
Short-Term Investments	7.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.7% of Net Assets
	Air Freight & Logistics — 4.4%
251,021	Expeditors International of Washington, Inc.	$12,310,070
48,400	FedEx Corp.	7,346,152
43,709	United Parcel Service, Inc., Class B	4,708,333

		24,364,555

	Automobiles — 1.2%
231,700	General Motors Co.	6,557,110

	Banks — 5.8%
872,200	Bank of America Corp.	11,574,094
249,300	Citigroup, Inc.	10,567,827
162,700	JPMorgan Chase & Co.	10,110,178

		32,252,099

	Beverages — 6.8%
162,898	Coca-Cola Co. (The)	7,384,166
51,600	Diageo PLC, Sponsored ADR	5,824,608
119,741	Monster Beverage Corp.(b)	19,243,576
94,225	SABMiller PLC, Sponsored ADR	5,515,932

		37,968,282

	Biotechnology — 0.8%
28,033	Amgen, Inc.	4,265,221

	Capital Markets — 2.3%
155,267	Greenhill & Co., Inc.	2,499,799
221,333	SEI Investments Co.	10,648,330

		13,148,129

	Chemicals — 0.8%
43,800	Monsanto Co.	4,529,358

	Communications Equipment — 2.6%
512,549	Cisco Systems, Inc.	14,705,031

	Consumer Finance — 1.6%
26,955	American Express Co.	1,637,786
118,700	Capital One Financial Corp.	7,538,637

		9,176,423

	Diversified Financial Services — 2.1%
39,523	FactSet Research Systems, Inc.	6,379,803
69,103	MSCI, Inc.	5,329,223

		11,709,026

	Energy Equipment & Services — 2.6%
141,500	Halliburton Co.	6,408,535
101,912	Schlumberger Ltd.	8,059,201

		14,467,736

	Food Products — 1.4%
559,360	Danone, Sponsored ADR	7,926,131

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.6%
111,926	Varian Medical Systems, Inc.(b)	$9,203,675

	Health Care Providers & Services — 1.5%
60,300	UnitedHealth Group, Inc.	8,514,360

	Health Care Technology — 1.1%
106,984	Cerner Corp.(b)	6,269,262

	Hotels, Restaurants & Leisure — 1.2%
79,652	Yum! Brands, Inc.	6,604,744

	Household Durables — 1.4%
48,550	Whirlpool Corp.	8,090,372

	Household Products — 1.2%
80,025	Procter & Gamble Co. (The)	6,775,717

	Industrial Conglomerates — 2.1%
370,600	General Electric Co.	11,666,488

	Insurance — 4.9%
137,800	Aflac, Inc.	9,943,648
178,400	American International Group, Inc.	9,435,576
74,600	Aon PLC	8,148,558

		27,527,782

	Internet & Catalog Retail — 4.9%
28,179	Amazon.com, Inc.(b)	20,165,456
277,900	Liberty Interactive Corp./QVC Group, Class A(b)	7,050,323

		27,215,779

	Internet Software & Services — 10.4%
162,838	Alibaba Group Holding Ltd., Sponsored ADR(b)	12,950,506
29,343	Alphabet, Inc., Class A(b)	20,643,681
9,974	Alphabet, Inc., Class C(b)	6,903,005
153,918	Facebook, Inc., Class A(b)	17,589,749

		58,086,941

	IT Services — 5.9%
32,916	Automatic Data Processing, Inc.	3,023,993
107,500	MasterCard, Inc., Class A	9,466,450
280,217	Visa, Inc., Class A	20,783,695

		33,274,138

	Machinery — 2.9%
104,900	Caterpillar, Inc.	7,952,469
74,900	Cummins, Inc.	8,421,756

		16,374,225

	Media — 1.0%
499,000	News Corp., Class A	5,663,650

	Metals & Mining — 0.4%
32,394	Compass Minerals International, Inc.	2,403,311

	Oil, Gas & Consumable Fuels — 2.1%
206,500	Apache Corp.	11,495,855

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 3.0%
44,857	Merck & Co., Inc.	$2,584,212
65,711	Novartis AG, Sponsored ADR	5,421,814
165,700	Novo Nordisk AS, Sponsored ADR	8,911,346

		16,917,372

	Semiconductors & Semiconductor Equipment — 8.0%
16,103	Analog Devices, Inc.	912,074
164,455	ARM Holdings PLC, Sponsored ADR	7,484,347
290,200	Intel Corp.	9,518,560
23,785	Linear Technology Corp.	1,106,716
298,843	QUALCOMM, Inc.	16,009,020
156,100	Texas Instruments, Inc.	9,779,665

		44,810,382

	Software — 7.8%
142,353	Autodesk, Inc.(b)	7,706,991
256,159	Microsoft Corp.	13,107,656
558,179	Oracle Corp.	22,846,267

		43,660,914

	Technology Hardware, Storage & Peripherals — 1.4%
81,400	Apple, Inc.	7,781,840

	Textiles, Apparel & Luxury Goods — 1.5%
114,323	adidas AG, Sponsored ADR	8,195,816

	Total Common Stocks (Identified Cost $463,071,111)	541,601,724

Principal Amount
Short-Term Investments — 3.4%
$19,100,173	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $19,100,189 on 7/01/2016 collateralized by $18,830,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $19,489,050 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,100,173)	19,100,173

	Total Investments — 100.1% (Identified Cost $482,171,284)(a)	560,701,897
	Other assets less liabilities — (0.1)%	(283,153)

	Net Assets — 100.0%	$560,418,744

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
Principal Amount

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $482,171,284 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$102,449,527
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,918,914)

	Net unrealized appreciation	$78,530,613

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2016 (Unaudited)

Internet Software & Services	10.4%
Semiconductors & Semiconductor Equipment	8.0
Software	7.8
Beverages	6.8
IT Services	5.9
Banks	5.8
Insurance	4.9
Internet & Catalog Retail	4.9
Air Freight & Logistics	4.4
Pharmaceuticals	3.0
Machinery	2.9
Communications Equipment	2.6
Energy Equipment & Services	2.6
Capital Markets	2.3
Diversified Financial Services	2.1
Industrial Conglomerates	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	18.1
Short-Term Investments	3.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 18.2% of Net Assets
	France — 2.4%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,150,696

	Germany — 2.6%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	489,584
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	758,110

		1,247,694

	Japan — 6.0%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,919,386

	United Kingdom — 0.6%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(b)	295,193

	United States — 6.6%
3,020,340	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026	3,180,521

	Total Bonds and Notes (Identified Cost $8,676,954)	8,793,490

Shares
Exchange-Traded Funds — 6.7%
	United States — 6.7%
2,910	iShares® MSCI China ETF(c)	123,355
49,410	iShares® MSCI Emerging Markets ETF(b)(c)	1,697,728
2,500	iShares® MSCI India ETF(c)	69,800
4,025	iShares® MSCI South Korea Capped ETF(b)(c)	209,582
29,600	iShares® MSCI Switzerland Capped ETF(b)(c)	877,640
13,030	iShares® MSCI Taiwan ETF(b)(c)	183,071
700	iShares® MSCI Thailand Capped ETF(b)(c)	48,237

	Total Exchange-Traded Funds (Identified Cost $3,367,338)	3,209,413

Contracts
Purchased Options — 2.3%
	Index Options — 2.1%
70	EURO STOXX 50®, Call expiring September 16, 2016 at 2800	129,304
63	EURO STOXX 50®, Call expiring December 16, 2016 at 2800	146,742
100	EURO STOXX 50®, Call expiring July 15, 2016 at 3050	4,361
332	EURO STOXX 50®, Call expiring December 16, 2016 at 3100	257,935
556	EURO STOXX 50®, Put expiring December 16, 2016 at 2500	457,004

	(Identified Cost $1,280,818)	995,346

	Options on Futures Contracts — 0.2%
82	E-mini S&P 500®, Put expiring September 16, 2016 at 2000 (Identified Cost $172,405)	125,050

	Total Purchased Options (Identified Cost $1,453,223)	1,120,396

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 56.2%
$5,600,698	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $5,600,703 on 7/01/2016 collateralized by $5,520,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $5,713,200 including accrued interest (Note 2 of Notes to Financial Statements)	$5,600,698
9,470,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $9,470,008 on 7/01/2016 collateralized by $6,615,000 Federal Home Loan Mortgage, 5.500% due 7/15/2036 valued at $9,661,538 including accrued interest (Note 2 of Notes to Financial Statements)(b)	9,470,000
12,000,000	U.S. Treasury Bills, 0.257%, 9/08/2016(d)(e)	11,995,332

	Total Short-Term Investments (Identified Cost $27,064,799)	27,066,030

	Total Investments — 83.4% (Identified Cost $40,562,314)(a)	40,189,329
	Other assets less liabilities — 16.6%	8,002,628

	Net Assets — 100.0%	$48,191,957

Contracts
Written Options — (1.9%)
	Index Options — (1.9%)
112	EURO STOXX 50®, Call expiring December 15, 2017 at 3100	$(179,115)
34	EURO STOXX 50®, Put expiring December 16, 2016 at 3100	(121,740)
112	EURO STOXX 50®, Put expiring December 15, 2017 at 3100	(627,342)

	(Premiums Received $932,030)	$(928,197)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $40,692,300 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$673,226
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,176,197)

	Net unrealized depreciation	$(502,971)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2016	22	$2,925,656	$33,773
Australian Dollar	9/19/2016	7	519,680	385
British Pound	9/19/2016	28	2,318,400	(247,713)
CBOE SPX Volatility Index	7/20/2016	34	577,150	(123,263)
CBOE SPX Volatility Index	8/17/2016	18	329,850	(36,866)
E-mini NASDAQ 100	9/16/2016	9	793,260	(2,034)
E-mini S&P 500®	9/16/2016	138	14,422,380	265,822
Euro-Buxl® 30 Year Bond	9/08/2016	2	435,377	32,227
FTSE 100 Index	9/16/2016	14	1,202,809	97,047
German Euro Bund	9/08/2016	22	4,080,151	42,481
German Euro Bund, Put options at 163.50*	8/26/2016	36	12,385	(28,765)
Japanese Yen	9/19/2016	21	2,548,088	83,213
Nikkei 225™	9/08/2016	7	553,700	(30,400)
S&P/TSX 60 Index	9/15/2016	4	504,230	7,041
Ultra Long U.S. Treasury Bond	9/21/2016	4	745,500	45,219

Total				$138,167

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50®	9/16/2016	126	$4,005,159	$(90,938)
Euro	9/19/2016	11	1,527,281	35,956
Canadian Dollar	9/20/2016	22	1,696,640	34,540
Swiss Franc	9/19/2016	6	769,800	12,938

Total				$(7,504)

* German Euro Bund options are categorized as futures for valuation purposes but carry the risks associated with investments in options (see Note 2 of Notes to Financial Statements).

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	18.2%
Exchange-Traded Funds	6.7
Purchased Options	2.3
Short-Term Investments	56.2

Total Investments	83.4
Other assets less liabilities (including open written options and futures contracts)	16.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
ASSETS
Investments at cost	$109,688,756	$92,087,323	$463,071,111	$25,491,616
Repurchase agreement(s) at cost	12,486,645	7,313,543	19,100,173	15,070,698
Net unrealized appreciation (depreciation)	4,431,427	3,907,191	78,530,613	(372,985)

Investments at value	126,606,828	103,308,057	560,701,897	40,189,329
Cash	199,889	—	68,792	—
Foreign currency at value (identified cost $61,972, $0, $0 and $8,741,665, respectively)	62,174	—	—	8,850,551
Receivable for Fund shares sold	481,955	2,540,196	825,170	—
Receivable for securities sold	160,896	—	—	—
Dividends and interest receivable	765,619	1,186,184	258,481	37,696
Tax reclaims receivable	1,270	—	68,049	—
Unrealized appreciation on futures contracts (Note 2)	—	—	—	690,642

TOTAL ASSETS	128,278,631	107,034,437	561,922,389	49,768,218

LIABILITIES
Options written, at value (premiums received $0, $0, $0 and $932,030, respectively) (Note 2)	—	—	—	928,197
Payable for securities purchased	8,625,332	—	—	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	2,221,480	—	—
Payable for Fund shares redeemed	88,186	16,356	477,882	—
Due to broker (Note 2)	—	—	—	21,245
Unrealized depreciation on futures contracts (Note 2)	—	—	—	559,979
Distributions payable	—	90,211	—	—
Management fees payable (Note 6)	44,837	20,033	369,390	25,436
Deferred Trustees’ fees (Note 6)	104,926	28,772	496,704	16,979
Administrative fees payable (Note 6)	4,147	3,676	20,446	1,756
Payable to distributor (Note 6d)	853	184	2,134	8
Other accounts payable and accrued expenses	60,987	33,069	137,089	22,661

TOTAL LIABILITIES	8,929,268	2,413,781	1,503,645	1,576,261

NET ASSETS	$119,349,363	$104,620,656	$560,418,744	$48,191,957

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital	$113,310,400	$101,023,645	$481,131,819	$50,385,158
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	731,775	(22,790)	987,455	(343,827)
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	876,661	(287,390)	(231,143)	(1,719,795)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	4,430,527	3,907,191	78,530,613	(129,579)

NET ASSETS	$119,349,363	$104,620,656	$560,418,744	$48,191,957

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$59,650,135	$15,414,294	$428,202,614	$309,335

Shares of beneficial interest	4,421,319	1,482,656	15,464,223	33,824

Net asset value and redemption price per share	$13.49	$10.40	$27.69	$9.15

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.09	$10.72	$29.38	$9.71

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$47,628,762	$5,586,970	$61,290,264	$265,612

Shares of beneficial interest	3,544,174	537,254	3,099,399	29,480

Net asset value and offering price per share	$13.44	$10.40	$19.77	$9.01

Class N shares:
Net assets	$1,086	$—	$—	$—

Shares of beneficial interest	81	—	—	—

Net asset value, offering and redemption price per share	$13.41	$—	$—	$—

Class Y shares:
Net assets	$12,069,380	$83,619,392	$70,925,866	$47,617,010

Shares of beneficial interest	899,074	8,033,487	2,231,066	5,185,149

Net asset value, offering and redemption price per share	$13.42	$10.41	$31.79	$9.18

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
INVESTMENT INCOME
Dividends	$1,274,842	$—	$4,918,316	$38,688
Interest	1,395,278	821,123	1,918	70,805
Less net foreign taxes withheld	(9,154)	—	(95,205)	—

	2,660,966	821,123	4,825,029	109,493

Expenses
Management fees (Note 6)	312,874	180,564	2,139,505	199,334
Service and distribution fees (Note 6)	303,173	44,538	814,149	1,503
Administrative fees (Note 6)	25,188	19,989	118,416	10,384
Trustees’ fees and expenses (Note 6)	7,846	7,553	10,475	7,363
Transfer agent fees and expenses (Note 6)	38,881	9,647	268,206	2,432
Audit and tax services fees	23,441	25,493	23,633	32,669
Custodian fees and expenses	23,742	3,469	10,811	10,350
Interest expense (Note 11)	—	—	—	26,912
Legal fees	964	363	3,614	323
Registration fees	31,960	29,599	32,686	26,785
Shareholder reporting expenses	13,157	2,450	33,983	843
Miscellaneous expenses	8,147	5,562	10,784	9,320

Total expenses	789,373	329,227	3,466,262	328,218
Fee/expense recovery (Note 6)	—	—	2,238	—
Less waiver and/or expense reimbursement (Note 6)	(87,336)	(81,553)	—	(53,566)

Net expenses	702,037	247,674	3,468,500	274,652

Net investment income (loss)	1,958,929	573,449	1,356,529	(165,159)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,492,034	89,520	320,194	(979,844)
Futures contracts	(289,466)	—	—	(119,069)
Options written	—	—	—	(185,883)
Foreign currency transactions	3,532	—	—	187,324
Increase from payments by affiliates (Note 6)	—	—	—	61,161
Net change in unrealized appreciation on:
Investments	2,383,338	2,605,102	5,645,894	1,374,130
Futures contracts	—	—	—	286,054
Options written	—	—	—	(163,461)
Foreign currency translations	3,006	—	—	295,791

Net realized and unrealized gain on investments, futures contracts, options written and foreign currency transactions	4,592,444	2,694,622	5,966,088	756,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,551,373	$3,268,071	$7,322,617	$591,044

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,958,929	$3,626,869
Net realized gain on investments, futures contracts and foreign currency transactions	2,206,100	7,718,703
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,386,344	(15,091,886)

Net increase (decrease) in net assets resulting from operations	6,551,373	(3,746,314)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(705,995)	(2,173,545)
Class C	(400,868)	(937,937)
Class N	(14)	(14)
Class Y	(135,518)	(430,540)

Total distributions	(1,242,395)	(3,542,036)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(8,277,732)	(48,770,339)

Net decrease in net assets	(2,968,754)	(56,058,689)
NET ASSETS
Beginning of the period	122,318,117	178,376,806

End of the period	$119,349,363	$122,318,117

UNDISTRIBUTED NET INVESTMENT INCOME	$731,775	$15,241

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets (continued)

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$573,449	$544,038
Net realized gain on investments	89,520	24,506
Net change in unrealized appreciation (depreciation) on investments	2,605,102	538,992

Net increase in net assets resulting from operations	3,268,071	1,107,536

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(62,866)	(46,261)
Class C	(11,174)	(15,022)
Class Y	(499,409)	(504,191)

Total distributions	(573,449)	(565,474)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	22,430,488	46,018,276

Net increase in net assets	25,125,110	46,560,338
NET ASSETS
Beginning of the period	79,495,546	32,935,208

End of the period	$104,620,656	$79,495,546

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(22,790)	$(22,790)

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,356,529	$837,665
Net realized gain on investments	320,194	26,118,486
Net change in unrealized appreciation (depreciation) on investments	5,645,894	3,596,453

Net increase in net assets resulting from operations	7,322,617	30,552,604

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(378,543)	—
Class C	(75,717)	—
Class Y	(46,716)	(147,433)
Net realized capital gains
Class A	(3,626,706)	(20,882,818)
Class B(a)	—	(45,584)
Class C	(726,461)	(4,110,090)
Class Y	(448,323)	(2,904,325)

Total distributions	(5,302,466)	(28,090,250)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,654,841	56,719,631

Net increase in net assets	5,674,992	59,181,985
NET ASSETS
Beginning of the period	554,743,752	495,561,767

End of the period	$560,418,744	$554,743,752

UNDISTRIBUTED NET INVESTMENT INCOME	$987,455	$131,902

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	Seeyond Multi-Asset Allocation Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(165,159)	$(372,544)
Net realized loss on investments, futures contracts, options written and foreign currency transactions	(1,036,311)	(612,468)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	1,792,514	(1,624,172)

Net increase (decrease) in net assets resulting from operations	591,044	(2,609,184)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	—	(453)
Class C	—	(576)
Class Y	—	(658,223)

Total distributions	—	(659,252)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	20,475	2,065,103

Net increase (decrease) in net assets	611,519	(1,203,333)
NET ASSETS
Beginning of the period	47,580,438	48,783,771

End of the period	$48,191,957	$47,580,438

ACCUMULATED NET INVESTMENT LOSS	$(343,827)	$(178,668)

See accompanying notes to financial statements.

45  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$12.85		$13.45		$12.21	$11.83	$10.74	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.32		0.32	0.29	0.29	0.34
Net realized and unrealized gain (loss)	0.56		(0.58)		1.26	0.40	1.12	0.40

Total from Investment Operations	0.80		(0.26)		1.58	0.69	1.41	0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.34)		(0.34)	(0.31)	(0.32)	(0.41)
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.16)		(0.34)		(0.34)	(0.31)	(0.32)	(0.41)

Net asset value, end of the period	$13.49		$12.85		$13.45	$12.21	$11.83	$10.74

Total return(b)	6.27	%(c)(d)	(1.96	)%(c)	13.08%	5.84%	13.22%	7.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,650		$63,254		$110,874	$79,039	$78,216	$45,211
Net expenses	0.95	%(e)(f)	1.04	%(e)(g)	1.06%	1.09%	1.11%	1.13%
Gross expenses	1.10	%(f)	1.11%		1.06%	1.09%	1.11%	1.13%
Net investment income	3.72	%(f)	2.40%		2.46%	2.34%	2.53%	3.17%
Portfolio turnover rate	207	%(h)	93	%(i)	41%	41%	29%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$12.80		$13.41		$12.17	$11.80	$10.71	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.24		0.22	0.19	0.20	0.26
Net realized and unrealized gain (loss)	0.56		(0.60)		1.27	0.39	1.12	0.39

Total from Investment Operations	0.75		(0.36)		1.49	0.58	1.32	0.65

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.25)		(0.25)	(0.21)	(0.23)	(0.33)
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.11)		(0.25)		(0.25)	(0.21)	(0.23)	(0.33)

Net asset value, end of the period	$13.44		$12.80		$13.41	$12.17	$11.80	$10.71

Total return(b)	5.91	%(c)(d)	(2.73	)%(c)	12.28%	4.98%	12.43%	6.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$47,629		$47,791		$53,074	$48,512	$49,697	$29,814
Net expenses	1.70	%(e)(f)	1.80	%(e)(g)	1.81%	1.84%	1.86%	1.88%
Gross expenses	1.85	%(f)	1.87%		1.81%	1.84%	1.86%	1.88%
Net investment income	2.98	%(f)	1.78%		1.70%	1.59%	1.79%	2.42%
Portfolio turnover rate	207	%(h)	93	% (i)	41%	41%	29%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2016 (Unaudited)		Period Ended December 31, 2015*
Net asset value, beginning of the period	$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.14
Net realized and unrealized gain (loss)	0.56		0.10

Total from Investment Operations	0.82		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.17)
Net realized capital gains	—		—

Total Distributions	(0.18)		(0.17)

Net asset value, end of the period	$13.41		$12.77

Total return(b)(c)	6.47%		1.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(d)(e)	0.65%		0.65%
Gross expenses(e)	13.66%		13.66%
Net investment income(e)	4.01%		3.22%
Portfolio turnover rate	207	%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015 for Class N shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$12.79		$13.39		$12.19	$11.83	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26		0.36		0.38	0.33	(0.02)
Net realized and unrealized gain (loss)	0.55		(0.59)		1.19	0.37	0.18

Total from Investment Operations	0.81		(0.23)		1.57	0.70	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.37)		(0.37)	(0.34)	(0.05)
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.18)		(0.37)		(0.37)	(0.34)	(0.05)

Net asset value, end of the period	$13.42		$12.79		$13.39	$12.19	$11.83

Total return	6.35	%(b)(c)	(1.72	)%(b)	13.05%	5.93%	1.35	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,069		$11,272		$14,428	$628	$1
Net expenses	0.70	%(d)(e)	0.80	%(d)(f)	0.82%	0.83%	1.00	%(e)
Gross expenses	0.85	%(e)	0.86%		0.82%	0.83%	1.00	%(e)
Net investment income (loss)	3.98	%(e)	2.73%		2.92%	2.71%	(2.37	)%(e)
Portfolio turnover rate	207	%(g)	93	%(h)	41%	41%	29%

*	From commencement of operations on December 3, 2012, through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09		$10.00		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.13		0.11	0.09	(0.01)
Net realized and unrealized gain (loss)	0.31		0.10		0.47	(0.35)	(0.10)

Total from Investment Operations	0.37		0.23		0.58	(0.26)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.14)		(0.12)	(0.09)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.06)		(0.14)		(0.12)	(0.09)	—

Net asset value, end of the period	$10.40		$10.09		$10.00	$9.54	$9.89

Total return(b)(c)	3.65	%(d)	2.28%		6.08%	(2.66)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,414		$6,427		$2,399	$1,047	$1
Net expenses(e)	0.70	%(f)	0.74	%(g)	0.80%	0.80%	2.19	%(f)(h)
Gross expenses	0.88	%(f)	1.12%		1.26%	1.37%	2.23	%(f)
Net investment income (loss)	1.13	%(f)	1.27%		1.15%	0.90%	(0.71	)%(f)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09		$9.99		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.05		0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.31		0.11		0.45	(0.34)	(0.10)

Total from Investment Operations	0.33		0.16		0.49	(0.33)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.06)		(0.04)	(0.02)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.02)		(0.06)		(0.04)	(0.02)	—

Net asset value, end of the period	$10.40		$10.09		$9.99	$9.54	$9.89

Total return(b)(c)	3.26	%(d)	1.63%		5.18%	(3.35)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,587		$6,355		$2,223	$55	$1
Net expenses(e)	1.45	%(f)	1.49	%(g)	1.55%	1.55%	2.20	%(f)(h)
Gross expenses	1.63	%(f)	1.88%		2.04%	2.08%	2.24	%(f)
Net investment income (loss)	0.36	%(f)	0.52%		0.41%	0.14%	(0.73	)%(f)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.10		$10.00		$9.54	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.15		0.14	0.11	(0.01)
Net realized and unrealized gain (loss)	0.31		0.11		0.46	(0.34)	(0.11)

Total from Investment Operations	0.38		0.26		0.60	(0.23)	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.16)		(0.14)	(0.11)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.07)		(0.16)		(0.14)	(0.11)	—

Net asset value, end of the period	$10.41		$10.10		$10.00	$9.54	$9.88

Total return(b)	3.77	%(c)	2.63%		6.36%	(2.31)%	(1.20	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$83,619		$66,713		$28,314	$21,704	$14,827
Net expenses(d)	0.45	%(e)	0.49	%(f)	0.55%	0.55%	2.33	%(e)(g)
Gross expenses	0.63	%(e)	0.85%		1.02%	1.04%	2.37	%(e)
Net investment income (loss)	1.37	%(e)	1.48%		1.46%	1.13%	(0.84	)%(e)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$27.60		$27.40		$33.07		$26.35		$23.56		$25.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.06		0.02		(0.04)		0.07		(0.04)
Net realized and unrealized gain (loss)	0.27		1.55		4.31		9.34		4.12		(0.69)

Total from Investment Operations	0.34		1.61		4.33		9.30		4.19		(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—		—		—		(0.07)		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.41)		(10.00)		(2.58)		(1.40)		(0.88)

Net asset value, end of the period	$27.69		$27.60		$27.40		$33.07		$26.35		$23.56

Total return(b)	1.29	%(c)	5.86%		12.94%		35.75	%(d)	17.79	%(d)	(2.79	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$428,203		$422,069		$400,678		$371,102		$289,898		$281,467
Net expenses	1.24	%(e)	1.25	%(f)	1.29	%(g)	1.30	%(h)	1.30	%(h)	1.34	%(h)(i)
Gross expenses	1.24	%(e)	1.25%		1.29	%(g)	1.32%		1.35%		1.38%
Net investment income (loss)	0.56	%(e)	0.21%		0.07%		(0.12)%		0.25%		(0.15)%
Portfolio turnover rate	4%		20%		93	%(j)	50%		52%		97%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(g)	Includes fee/expense recovery of 0.02%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective June 1, 2011, the expense limit decreased to 1.30%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.86		$20.24		$26.92		$21.99		$19.94		$21.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.11)		(0.19)		(0.22)		(0.11)		(0.20)
Net realized and unrealized gain (loss)	0.18		1.14		3.51		7.73		3.49		(0.59)

Total from Investment Operations	0.16		1.03		3.32		7.51		3.38		(0.79)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—		—		—		—		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Net asset value, end of the period	$19.77		$19.86		$20.24		$26.92		$21.99		$19.94

Total return(b)	0.88	%(c)	5.06%		12.12%		34.69	%(d)	16.96	%(d)	(3.53	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$61,290		$61,864		$53,925		$44,150		$30,525		$28,462
Net expenses	1.99	%(e)	2.00	%(f)	2.04	%(g)	2.05	%(h)	2.05	%(h)	2.09	%(h)(i)
Gross expenses	1.99	%(e)	2.00%		2.04	%(g)	2.07%		2.10%		2.13%
Net investment loss	(0.19	)%(e)	(0.54)%		(0.68)%		(0.86)%		(0.49)%		(0.90)%
Portfolio turnover rate	4%		20%		93	%(j)	50%		52%		97%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$31.61		$31.18		$36.32		$28.68		$25.52		$27.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.15		0.12		0.05		0.17		0.04
Net realized and unrealized gain (loss)	0.31		1.76		4.74		10.17		4.46		(0.76)

Total from Investment Operations	0.43		1.91		4.86		10.22		4.63		(0.72)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.07)		—		—		(0.14)		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.48)		(10.00)		(2.58)		(1.47)		(0.88)

Net asset value, end of the period	$31.79		$31.61		$31.18		$36.32		$28.68		$25.52

Total return	1.41	%(b)	6.11%		13.25%		36.06	%(c)	18.15	%(c)	(2.56	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,926		$70,643		$37,636		$24,661		$11,035		$2,047
Net expenses	0.99	%(d)	1.00	%(e)	1.05	%(f)	1.05	%(g)	1.05	%(g)	1.09	%(g)(h)
Gross expenses	0.99	%(d)	1.00%		1.05	%(f)	1.07%		1.10%		1.14%
Net investment income	0.81	%(d)	0.46%		0.32%		0.13%		0.61%		0.16%
Portfolio turnover rate	4%		20%		93	% (i)	50%		52%		97%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective June 1, 2011, the expense limit decreased to 1.05%.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.04		$9.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.09)	(0.05)
Net realized and unrealized gain (loss)	0.15		(0.42)	(0.27)

Total from Investment Operations	0.11		(0.51)	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.15		$9.04	$9.68

Total return(b)(c)	1.11	%(d)	(5.39)%	(3.20	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309		$246	$1
Net expenses, including interest expense(e)	1.41	%(f)	1.35%	1.31	%(f)
Gross expenses, including interest expense	1.64	%(f)	1.60%	1.47	%(f)
Net expenses, excluding interest expense(e)	1.30	%(f)	1.30%	1.30	%(f)
Gross expenses, excluding interest expense	1.53	%(f)	1.55%	1.46	%(f)
Net investment loss	(0.92	)%(f)	(0.90)%	(1.05	)%(f)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$8.94		$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.16)	(0.07)
Net realized and unrealized gain (loss)	0.14		(0.42)	(0.28)

Total from Investment Operations	0.07		(0.58)	(0.35)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.01		$8.94	$9.65

Total return(b)(c)	0.78	%(d)	(6.14)%	(3.50	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$266		$201	$27
Net expenses, including interest expense (e)	2.16	%(f)	2.10%	2.06	%(f)
Gross expenses, including interest expense	2.39	%(f)	2.33%	2.38	%(f)
Net expenses, excluding interest expense(e)	2.05	%(f)	2.05%	2.05	%(f)
Gross expenses, excluding interest expense	2.28	%(f)	2.28%	2.37	%(f)
Net investment loss	(1.67	)%(f)	(1.67)%	(1.64	)%(f)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.07		$9.69	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.14		(0.42)	(0.28)

Total from Investment Operations	0.11		(0.49)	(0.31)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.18		$9.07	$9.69

Total return(b)	1.32	%(c)	(5.17)%	(3.10	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$47,617		$47,134	$48,756
Net expenses, including interest expense(d)	1.16	%(e)	1.09%	1.05	%(e)
Gross expenses, including interest expense	1.39	%(e)	1.29%	1.35	%(e)
Net expenses, excluding interest expense(d)	1.05	%(e)	1.05%	1.05	%(e)
Gross expenses, excluding interest expense	1.28	%(e)	1.25%	1.35	%(e)
Net investment loss	(0.70	)%(e)	(0.75)%	(0.79	)%(e)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

SeeyondSM Multi-Asset Allocation Fund (the “Multi-Asset Allocation Fund”)

Each Fund is a diversified investment company, except for Multi-Asset Allocation Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Multi-Asset Income Fund also offers Class N shares. As of the close of business on January 11, 2016, Class B shares of U.S. Equity Opportunities Fund were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 3.00% and 4.25% for Intermediate Municipal Bond Fund and Multi-Asset Income Fund, respectively, and 5.75% for U.S. Equity Opportunities Fund and Multi-Asset Allocation Fund. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the

59  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for Multi-Asset Income Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are

|  60

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers. Interest rate swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

61  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Options contracts[1]	Percentage of Net Assets	Futures contracts[2]	Percentage of Net Assets	Equity securities[3]	Percentage of Net Assets
Multi-Asset Income Fund	$—	—	$—	—	$4,395,894	3.68%
Multi-Asset Allocation Fund	1,923,543	3.99%	187,985	0.39%	—	—

[1]

Certain foreign index option contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents absolute value of open contracts.

[2]

Certain foreign index futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents gross unrealized appreciation/(depreciation) of open contracts, at absolute value.

[3]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  62

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended June 30, 2016, the amount of income available to be distributed by Multi-Asset Income Fund was reduced by $614,016 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has

63  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

|  64

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter (“OTC”) options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

For the six months ended June 30, 2016, the Funds were not party to any OTC options.

g.  Swaptions.  Certain funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap

65  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

For the six months ended June 30, 2016, the Funds were not party to any swaptions.

h.  Swap Agreements.  Multi-Asset Income Fund may enter into interest rate swaps. An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended June 30, 2016, Multi-Asset Income Fund was not party to any interest rate swaps.

i.  Due to Brokers.  Transactions and positions in futures and options contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Multi-Asset Allocation Fund represents cash on deposit with the broker for open futures and options contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses, Treasury Inflation-Protected Securities (“TIPS”), distributions in excess of income and/or capital gain, return of capital distributions received, distribution redesignation and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, trust preferred securities, return of capital distributions received, futures and options contract mark-to-market and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Multi-Asset Income Fund	$3,542,036	$—	$—	$3,542,036
Intermediate Municipal Bond Fund	—	565,474	—	565,474
U.S. Equity Opportunities Fund	7,472,234	—	20,618,016	28,089,250
Multi-Asset Allocation Fund	—	—	659,252	659,252

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of December 31, 2015, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Multi-Asset Income Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund	Multi-Asset Allocation Fund
Capital loss carryforward:
Short-term:
December 31, 2017	$(1,209,090)	$—	$—	$—
No expiration date	—	(332,683)	—	—
Long-term:
No expiration date	—	(44,227)	—	—

Total capital loss carryforward	$(1,209,090)	$(376,910)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$(3,169)	$—	$—	$(1,081,274)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year. Multi-Asset Income Fund is deferring capital losses that occurred after October 31, 2015. Multi-Asset Allocation Fund is deferring foreign currency losses and capital losses that occurred after October 31, 2015.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

As of June 30, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Multi-Asset Income Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund	Multi-Asset Allocation Fund
Unrealized appreciation (depreciation)
Investments	$4,423,250	$3,907,191	$78,530,613	$(368,475)
Foreign currency translations	$(1,311)	—	—	108,910

Total unrealized appreciation (depreciation)	$4,421,939	$3,907,191	$78,530,613	$(259,565)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

n.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2016, none of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$296,667	$—	$296,667
Airlines	301,838	170,515	—	472,353
Automobiles	201,185	164,992	—	366,177
Banks	2,641,745	174,774	—	2,816,519
Commercial Services & Supplies	646,863	269,083	—	915,946
Construction & Engineering	—	172,474	—	172,474
Diversified Telecommunication Services	1,609,934	174,863	—	1,784,797
Electric Utilities	2,338,479	456,680	—	2,795,159
Food Products	395,161	167,748	—	562,909
Household Durables	453,468	127,676	—	581,144
Internet Software & Services	—	300,981	—	300,981
Multi-Utilities	800,815	24,793	—	825,608
Oil, Gas & Consumable Fuels	2,805,016	27,329	—	2,832,345
Paper & Forest Products	—	170,775	—	170,775
Personal Products	—	333,113	—	333,113
Tobacco	1,555,017	691,472	—	2,246,489
Trading Companies & Distributors	—	172,488	—	172,488
Transportation Infrastructure	—	180,998	—	180,998
Wireless Telecommunication Services	—	318,475	—	318,475
All Other Common Stocks(a)	30,779,939	—	—	30,779,939

Total Common Stocks	44,529,460	4,395,896	—	48,925,356

Bonds and Notes(a)	—	42,856,881	—	42,856,881
Exchange-Traded Funds	9,537,000	—	—	9,537,000
Preferred Stocks
Non-Convertible Preferred Stocks
Banking	2,378,244	2,545,913	—	4,924,157
All Other Non-Convertible Preferred Stocks(a)	1,525,472	—	—	1,525,472

Total Non-Convertible Preferred Stocks	3,903,716	2,545,913	—	6,449,629

Convertible Preferred Stock(a)	554,358	—	—	554,358

Total Preferred Stocks	4,458,074	2,545,913	—	7,003,987

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Multi-Asset Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$5,796,959	$—	$5,796,959
Short-Term Investments	—	12,486,645	—	12,486,645

Total	$58,524,534	$68,082,294	$—	$126,606,828

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$95,994,514	$—	$95,994,514
Short-Term Investments	—	7,313,543	—	7,313,543

Total	$—	$103,308,057	$—	$103,308,057

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$541,601,724	$—	$—	$541,601,724
Short-Term Investments	—	19,100,173	—	19,100,173

Total	$541,601,724	$19,100,173	$—	$560,701,897

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Multi-Asset Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$8,793,490	$—	$8,793,490
Exchange-Traded Funds(a)	3,209,413	—	—	3,209,413
Purchased Options(a)	125,050	995,346	—	1,120,396
Short-Term Investments	—	27,066,030	—	27,066,030

Total Investments	3,334,463	36,854,866	—	40,189,329

Futures Contracts (unrealized appreciation)	593,595	97,047	—	690,642

Total	$3,928,058	$36,951,913	$—	$40,879,971

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(928,197)	$—	$(928,197)
Futures Contracts (unrealized depreciation)	(469,041)	(90,938)	—	(559,979)

Total	$(469,041)	$(1,019,135)	$—	$(1,448,176)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2015 and/or June 30, 2016:

Multi-Asset Income Fund

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Building Materials	$40,758	$2	$(110,921)	$108,665	$—

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Multi-Asset Income Fund (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Building Materials	$(38,504)	$—	$—	$—	$—

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Multi-Asset Income Fund and Multi-Asset Allocation Fund used during the period include futures contracts and option contracts.

Multi-Asset Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts for investment purposes. During the six months ended June 30, 2016, the Fund engaged in futures contracts for investment purposes.

Multi-Asset Allocation Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments and futures contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the six months ended June 30, 2016, the Fund used futures, equity index options and options on futures contracts to gain investment exposure in accordance with its objective.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Transactions in derivative instruments for Multi-Asset Income Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Equity Contracts	$(289,466)

The following is a summary of derivative instruments for Multi-Asset Allocation Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$153,701	$153,701
Foreign exchange contracts	—	167,031	167,031
Equity contracts	1,120,396	369,910	1,490,306

Total asset derivatives	$1,120,396	$690,642	$1,811,038

Liabilities	Options written at value	Unrealized depreciation on futures contracts	Total
Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$(28,765)	$(28,765)
Foreign exchange contracts	—	(247,713)	(247,713)
Equity contracts	(928,197)	(283,501)	(1,211,698)

Total liability derivatives	$(928,197)	$(559,979)	$1,488,176)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Multi-Asset Allocation Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$—	$441,882	$—
Foreign exchange contracts	—	305,292	—
Equity contracts	(548,562)	(866,243)[3]	(185,883)

Total	$(548,562)	$(119,069)	$(185,883)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$7,719	$130,616	$—
Foreign exchange contracts	—	(84,669)	—
Equity contracts	107,156	240,107	(163,461)

Total	$114,875	$286,054	$(163,461)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
[3]	Excludes reimbursement for losses incurred in connection with a trading error. See Note 6i.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, for Multi-Asset Income Fund and Multi-Asset Allocation Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Multi-Asset Income Fund	Futures
Average Notional Amount Outstanding	0.59%
Highest Notional Amount Outstanding	3.01%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2016	0.00%

Multi-Asset Allocation Fund	Futures
Average Notional Amount Outstanding	93.80%
Highest Notional Amount Outstanding	111.13%
Lowest Notional Amount Outstanding	68.08%
Notional Amount Outstanding as of June 30, 2016	82.92%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

77  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Multi-Asset Allocation Fund, based on month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2016:

Multi-Asset Allocation Fund*	Call Options Purchased	Put Options Purchased	Call Options Written	Put Options Written
Average Market Value of Underlying Instruments	44.33%	73.32%	11.38%	15.00%
Highest Market Value of Underlying Instruments	63.50%	118.55%	26.00%	53.71%
Lowest Market Value of Underlying Instruments	31.70%	42.97%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2016	37.27%	54.45%	7.39%	9.63%

*	Market value of underlying instruments is determined as follows: for domestic indices by multiplying the number of contracts by the contract multiplier by the price of the option’s underlying index, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the option’s underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

Market value of underlying securities at the end of the prior period, if applicable, are included in the averages above.

The following is a summary of Multi-Asset Allocation Fund’s written option activity:

	Contracts	Premiums
Outstanding at December 31, 2015	443	$1,982,375
Options written	760	1,774,559
Options terminated in closing purchase transactions	(945)	(2,824,904)

Outstanding at June 30, 2016	258	$932,030

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically

|  78

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross
Multi-Asset Allocation Fund	$2,599,899

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Multi-Asset Income Fund	$191,624,114	$201,870,151
Intermediate Municipal Bond Fund	28,798,140	7,003,857
U.S. Equity Opportunities Fund	23,724,486	29,850,199
Multi-Asset Allocation Fund	5,179,146	3,999,209

For the six months ended June 30, 2016, purchases and sales of U.S. Government/Agency securities by Multi-Asset Income Fund were $36,729,586 and $34,247,229, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to each Fund except the Multi-Asset Allocation Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”) is the investment adviser to the Multi-Asset Allocation Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%
Intermediate Municipal Bond Fund	0.40%	0.40%
U.S. Equity Opportunities Fund	0.80%	0.80%
Multi-Asset Allocation Fund	0.85%	0.85%

Effective July 1, 2016, Multi-Asset Allocation Fund will pay a management fee at the annual rate of 0.80% calculated daily and payable monthly based on the Fund’s average daily net assets.

79  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Multi-Asset Income Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis Sayles

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s/Segment’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%
Intermediate Municipal Bond Fund	McDonnell	0.20%	0.20%
U.S. Equity Opportunities Fund
Large Cap Growth Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%

Payments to NGAM Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

NGAM Advisors and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

|  80

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Multi-Asset Income Fund	0.95%	—	1.70%	0.65%	0.70%
Intermediate Municipal Bond Fund	0.70%	—	1.45%	—	0.45%
U.S. Equity Opportunities Fund	1.25%	2.00%	2.00%	—	1.00%
Multi-Asset Allocation Fund	1.30%	—	2.05%	—	1.05%

Effective July 1, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreement for Multi-Asset Allocation Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
	Class A	Class C	Class Y
Multi-Asset Allocation Fund	1.25%	2.00%	1.00%

This undertaking is in effect until April 30, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

NGAM Advisors and Natixis AM US shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Multi-Asset Income Fund	$312,874	$77,220	$235,654	0.55%	0.41%
Intermediate Municipal Bond Fund	180,564	81,553	99,011	0.40%	0.22%
U.S. Equity Opportunities Fund	2,139,505	—	2,139,505	0.80%	0.80%
Multi-Asset Allocation Fund	199,334	53,566	145,768	0.85%	0.62%

[1]	Contractual expense management fee waivers are subject to possible recovery until December 31, 2017.

81  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, class-specific expenses have been reimbursed as follows:

	Contractual Reimbursement
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	$5,068	$4,102	$—	$880

[3]	Contractual expense reimbursements are subject to possible recovery until December 31, 2017, except as noted in Note 6g.

For the six months ended June 30, 2016, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
U.S. Equity Opportunities Fund	$2,238

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, McDonnell, Loomis Sayles and Harris are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidiary of Natixis Asset Management (“NAM”), which is in turn a subsidiary of Natixis Global Asset Management.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average

|  82

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Multi-Asset Income Fund	$71,876	$—	$57,824	$—	$173,473
Intermediate Municipal Bond Fund	13,892	—	7,662	—	22,984
U.S. Equity Opportunities Fund	516,758	12	74,336	37	223,006
Multi-Asset Allocation Fund	332	—	293	—	878

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Multi-Asset Income Fund	$25,188
Intermediate Municipal Bond Fund	19,989
U.S. Equity Opportunities Fund	118,416
Multi-Asset Allocation Fund	10,384

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries.

83  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Multi-Asset Income Fund	$31,918
Intermediate Municipal Bond Fund	7,163
U.S. Equity Opportunities Fund	96,622
Multi-Asset Allocation Fund	340

As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Multi-Asset Income Fund	$853
Intermediate Municipal Bond Fund	184
U.S. Equity Opportunities Fund	2,134
Multi-Asset Allocation Fund	8

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016 were as follows:

Fund	Commissions
Multi-Asset Income Fund	$7,386
Intermediate Municipal Bond Fund	2,058
U.S. Equity Opportunities Fund	24,127
Multi-Asset Allocation Fund	38

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee

|  84

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Effective September 1, 2015, NGAM Advisors has given a binding contractual undertaking to Multi-Asset Income Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the period from January 1, 2016 through June 30, 2016, NGAM Advisors reimbursed the Fund $66 for transfer agency expenses related to Class N shares.

h.  Affiliated Ownership.  As of June 30, 2016, Natixis US and affiliates held shares of Multi-Asset Income Fund and Multi-Asset Allocation Fund of less than .01% and 96.49% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Fund.

85  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

i.  Payment by Affiliates.  During the six months ended June 30, 2016, Loomis Sayles reimbursed Multi-Asset Income Fund $6,754 and Natixis AM US reimbursed Multi-Asset Allocation Fund $61,161 for losses incurred in connection with trading errors. The reimbursement to Multi-Asset Allocation Fund is presented separately, in the Statement of Operations as a realized gain, and offsets losses realized on futures contracts.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2016, Multi-Asset Income Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$19,606	$15,798	$66	$3,411

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  86

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Multi-Asset Income Fund	$6,397
U.S. Equity Opportunities Fund	1,722

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Multi-Asset Allocation Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

11.  Interest Expense.  Multi-Asset Allocation Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2016 is reflected on the Statements of Operations.

87  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015*
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	470,097	$6,150,203	1,847,041	$25,047,639
Issued in connection with the reinvestment of distributions	44,326	578,453	135,940	1,788,328
Redeemed	(1,016,031)	(12,975,537)	(5,302,356)	(70,529,840)

Net change	(501,608)	$(6,246,881)	(3,319,375)	$(43,693,873)

Class C
Issued from the sale of shares	159,433	$2,094,210	809,470	$10,798,585
Issued in connection with the reinvestment of distributions	18,173	236,227	42,974	560,787
Redeemed	(367,104)	(4,730,786)	(1,076,310)	(14,183,914)

Net change	(189,498)	$(2,400,349)	(223,866)	$(2,824,542)

Class N
Issued from the sale of shares	—	$—	79	$1,001
Issued in connection with the reinvestment of distributions	1	14	1	14

Net change	1	$14	80	$1,015

Class Y
Issued from the sale of shares	361,056	$4,774,955	1,039,119	$14,008,487
Issued in connection with the reinvestment of distributions	10,377	134,791	31,764	417,023
Redeemed	(353,971)	(4,540,262)	(1,266,925)	(16,678,449)

Net change	17,462	$369,484	(196,042)	$(2,252,939)

Increase (decrease) from capital share transactions	(673,643)	$(8,277,732)	(3,739,203)	$(48,770,339)

*	From commencement of class operations on August 31, 2015 through December 31, 2015 for Class N shares.

|  88

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	874,731	$8,899,047	592,244	$5,929,603
Issued in connection with the reinvestment of distributions	3,898	40,033	4,131	41,346
Redeemed	(32,970)	(336,238)	(199,347)	(1,988,883)

Net change	845,659	$8,602,842	397,028	$3,982,066

Class C
Issued from the sale of shares	191,100	$1,951,830	516,208	$5,183,929
Issued in connection with the reinvestment of distributions	385	3,958	478	4,779
Redeemed	(283,999)	(2,903,631)	(109,322)	(1,092,827)

Net change	(92,514)	$(947,843)	407,364	$4,095,881

Class Y
Issued from the sale of shares	3,087,169	$31,714,472	6,857,887	$68,754,803
Issued in connection with the reinvestment of distributions	6,591	67,682	19,332	193,727
Redeemed	(1,666,173)	(17,006,665)	(3,102,593)	(31,008,201)

Net change	1,427,587	$14,775,489	3,774,626	$37,940,329

Increase (decrease) from capital share transactions	2,180,732	$22,430,488	4,579,018	$46,018,276

89  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,167,598	$29,980,775	1,905,649	$53,185,247
Issued in connection with the reinvestment of distributions	142,741	3,821,175	717,539	19,984,422
Redeemed	(1,136,394)	(30,168,835)	(1,954,194)	(54,802,400)

Net change	173,945	$3,633,115	668,994	$18,367,269

Class B(a)
Issued from the sale of shares	—	$—	451	$9,116
Issued in connection with the reinvestment of distributions	—	—	2,049	41,836
Redeemed	(8,466)	(156,331)	(158,367)	(3,248,117)

Net change	(8,466)	$(156,331)	(155,867)	$(3,197,165)

Class C
Issued from the sale of shares	198,615	$3,778,832	731,050	$14,968,474
Issued in connection with the reinvestment of distributions	34,129	653,580	166,686	3,355,438
Redeemed	(248,003)	(4,748,501)	(447,307)	(9,204,165)

Net change	(15,259)	$(316,089)	450,429	$9,119,747

Class Y
Issued from the sale of shares	640,093	$19,893,099	1,585,958	$50,501,292
Issued in connection with the reinvestment of distributions	13,938	428,156	79,841	2,543,672
Redeemed	(657,565)	(19,827,109)	(638,372)	(20,615,184)

Net change	(3,534)	$494,146	1,027,427	$32,429,780

Increase (decrease) from capital share transactions	146,686	$3,654,841	1,990,983	$56,719,631

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

|  90

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Multi-Asset Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,595	$60,126	27,184	$256,150
Issued in connection with the reinvestment of distributions	—	—	46	454
Redeemed	—	—	(101)	(991)

Net change	6,595	$60,126	27,129	$255,613

Class C
Issued from the sale of shares	7,679	$68,000	26,919	$257,993
Issued in connection with the reinvestment of distributions	—	—	58	577
Redeemed	(647)	(5,822)	(7,350)	(70,270)

Net change	7,032	$62,178	19,627	$188,300

Class Y
Issued from the sale of shares	12,789	$115,434	115,322	$1,137,630
Issued in connection with the reinvestment of distributions	—	—	66,280	658,156
Redeemed	(24,211)	(217,263)	(18,663)	(174,596)

Net change	(11,422)	$(101,829)	162,939	$1,621,190

Increase (decrease) from capital share transactions	2,205	$20,475	209,695	$2,065,103

91  |

SEMIANNUAL REPORT

June 30, 2016

Gateway Equity Call Premium Fund

Loomis Sayles Strategic Alpha Fund

Portfolio Review page 1

Portfolio of Investments page 11

Financial Statements page  45

Notes to Financial Statements page 55

GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GCPAX
Michael T. Buckius, CFA®	Class C GCPCX
Kenneth H. Toft, CFA®	Class Y GCPYX
Gateway Investment Advisers, LLC

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 9/30/14)
NAV	1.88%	2.16%	3.31%
With 5.75% Maximum Sales Charge	-3.95	-3.68	-0.13

Class C (Inception 9/30/14)
NAV	1.61	1.38	2.61
With CDSC[1]	0.61	0.38	2.61

Class Y (Inception 9/30/14)
NAV	2.09	2.40	3.59

Comparative Performance
CBOE S&P 500 BuyWrite Index (BXMSM)[2]	2.43	3.99	3.90
S&P 500® Index[3]	3.84	3.99	5.85

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The CBOE S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A LABAX
Kevin P. Kearns	Class C LABCX
Todd P. Vandam, CFA®	Class Y LASYX
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 12/15/10)
NAV	2.45%	-0.60%	2.28%	2.17%
With 4.25% Maximum Sales Charge	-1.91	-4.83	1.40	1.37

Class C (Inception 12/15/10)
NAV	2.08	-1.26	1.53	1.38
With CDSC[1]	1.08	-2.23	1.53	1.38

Class Y (Inception 12/15/10)
NAV	2.60	-0.33	2.54	2.41

Comparative Performance
3-Month LIBOR[2]	0.31	0.41	0.34	0.33
3-Month LIBOR + 300 basis points[3]	1.82	3.47	3.39	3.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,018.80	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02
Class C
Actual	$1,000.00	$1,016.10	$9.77
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.77
Class Y
Actual	$1,000.00	$1,020.90	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

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LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,024.50	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52
Class C
Actual	$1,000.00	$1,020.80	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27
Class Y
Actual	$1,000.00	$1,026.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.32

*	Expenses are equal to the Fund’s annualized expense ratio: 1.10%, 1.85% and 0.86% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (collectively, the “Advisers”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of a peer group of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods,

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and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Adviser and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of a peer group and category of funds and the Funds’ performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of the Loomis Sayles Strategic Alpha Fund, the performance of which lagged that of a relevant peer group and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance

7  |

was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s long-term performance was competitive when compared to relevant performance benchmarks or its category median. The Trustees also noted that the Gateway Equity Call Premium Fund was relatively new and therefore had a limited operating history on which to judge its performance record.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds has an expense cap in place and they considered the amounts waived or reimbursed, if any, by the Advisers under these caps. The Trustees noted that Loomis Sayles Strategic Alpha Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the following factors that management believed justified such relatively higher fee rate: (1) that the Fund’s investment discipline is capacity constrained; (2) that the Fund’s net expense ratio was at the median of a peer group of funds; and (3) that the Fund’s advisory fee rate was not significantly above its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses

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used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage

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commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreements should be continued through June 30, 2017.

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Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 2.7%
1,325	B/E Aerospace, Inc.(b)	$61,182
2,873	Boeing Co. (The)(b)	373,117
1,431	General Dynamics Corp.(b)	199,252
3,488	Honeywell International, Inc.(b)	405,724
468	Huntington Ingalls Industries, Inc.(b)	78,638
532	KLX, Inc.(b)(c)	16,492
1,207	Lockheed Martin Corp.(b)	299,541
3,296	United Technologies Corp.(b)	338,005

		1,771,951

	Air Freight & Logistics — 0.8%
1,248	FedEx Corp.(b)	189,421
3,255	United Parcel Service, Inc., Class B(b)	350,629

		540,050

	Airlines — 0.5%
1,054	Alaska Air Group, Inc.	61,438
4,519	Delta Air Lines, Inc.(b)	164,627
1,762	JetBlue Airways Corp.(b)(c)	29,179
1,958	United Continental Holdings, Inc.(b)(c)	80,356

		335,600

	Auto Components — 0.4%
4,206	Johnson Controls, Inc.(b)	186,157
847	Lear Corp.(b)	86,191

		272,348

	Automobiles — 0.5%
9,746	General Motors Co.(b)	275,812
208	Tesla Motors, Inc.(b)(c)	44,154

		319,966

	Banks — 5.3%
48,443	Bank of America Corp.(b)	642,839
8,442	Citigroup, Inc.(b)	357,856
3,048	Comerica, Inc.(b)	125,364
757	East West Bancorp, Inc.(b)	25,874
7,783	Fifth Third Bancorp(b)	136,903
888	First Republic Bank(b)	62,151
18,007	Huntington Bancshares, Inc.(b)	160,983
14,793	JPMorgan Chase & Co.(b)	919,237
376	Signature Bank(b)(c)	46,970
5,001	SunTrust Banks, Inc.(b)	205,441
17,219	Wells Fargo & Co.(b)	814,975

		3,498,593

	Beverages — 2.4%
16,998	Coca-Cola Co. (The)(b)	770,520

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Beverages — continued
7,414	PepsiCo, Inc.(b)	$785,439

		1,555,959

	Biotechnology — 3.0%
5,981	AbbVie, Inc.(b)	370,284
996	Alexion Pharmaceuticals, Inc.(b)(c)	116,293
1,861	Alkermes PLC(b)(c)	80,432
719	Alnylam Pharmaceuticals, Inc.(b)(c)	39,897
2,999	Amgen, Inc.(b)	456,298
962	Biogen, Inc.(b)(c)	232,631
352	BioMarin Pharmaceutical, Inc.(b)(c)	27,385
3,079	Celgene Corp.(b)(c)	303,682
4,034	Gilead Sciences, Inc.(b)	336,516
513	Incyte Corp.(b)(c)	41,030

		2,004,448

	Building Products — 0.3%
832	A.O. Smith Corp.(b)	73,307
1,437	Fortune Brands Home & Security, Inc.(b)	83,303
258	Lennox International, Inc.(b)	36,791

		193,401

	Capital Markets — 1.9%
7,652	Bank of New York Mellon Corp. (The)(b)	297,280
588	BlackRock, Inc.(b)	201,408
2,982	Goldman Sachs Group, Inc. (The)(b)	443,066
5,429	Morgan Stanley(b)	141,045
1,178	Raymond James Financial, Inc.	58,075
930	SEI Investments Co.(b)	44,742
3,115	TD Ameritrade Holding Corp.(b)	88,700

		1,274,316

	Chemicals — 2.4%
651	Agrium, Inc.(b)	58,863
1,528	Air Products & Chemicals, Inc.(b)	217,037
1,303	Albemarle Corp.(b)	103,341
898	Ashland, Inc.(b)	103,064
1,035	Celanese Corp., Series A(b)	67,741
4,632	Huntsman Corp.(b)	62,300
759	International Flavors & Fragrances, Inc.(b)	95,687
2,828	Monsanto Co.(b)	292,444
1,432	PPG Industries, Inc.(b)	149,143
2,796	Praxair, Inc.(b)	314,242
1,175	Valspar Corp. (The)(b)	126,935

		1,590,797

	Commercial Services & Supplies — 0.3%
446	Waste Connections, Inc.	32,134
2,825	Waste Management, Inc.(b)	187,213

		219,347

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 1.0%
2,446	ARRIS International PLC(b)(c)	$51,268
21,120	Cisco Systems, Inc.(b)	605,933
259	Palo Alto Networks, Inc.(b)(c)	31,764

		688,965

	Construction & Engineering — 0.1%
1,086	Chicago Bridge & Iron Co.(b)	37,608

	Consumer Finance — 1.1%
2,080	Ally Financial, Inc.(b)(c)	35,505
2,718	American Express Co.(b)	165,146
3,429	Capital One Financial Corp.(b)	217,776
3,486	Discover Financial Services(b)	186,815
3,850	Synchrony Financial(b)(c)	97,328

		702,570

	Containers & Packaging — 0.4%
1,167	Crown Holdings, Inc.(b)(c)	59,132
3,281	International Paper Co.(b)	139,049
532	Packaging Corp. of America(b)	35,606

		233,787

	Diversified Financial Services — 1.6%
6,791	Berkshire Hathaway, Inc., Class B(b)(c)	983,269
661	MSCI, Inc.	50,976

		1,034,245

	Diversified Telecommunication Services — 2.8%
23,005	AT&T, Inc.(b)	994,046
552	SBA Communications Corp., Class A(b)(c)	59,583
14,903	Verizon Communications, Inc.(b)	832,183

		1,885,812

	Electric Utilities — 2.7%
4,570	Alliant Energy Corp.(b)	181,429
7,834	American Electric Power Co., Inc.(b)	549,085
3,656	PG&E Corp.(b)	233,692
6,885	PPL Corp.(b)	259,909
5,391	Southern Co. (The)(b)	289,119
4,347	Westar Energy, Inc.(b)	243,823

		1,757,057

	Electrical Equipment — 0.5%
299	Acuity Brands, Inc.(b)	74,140
4,467	Emerson Electric Co.(b)	232,999

		307,139

	Electronic Equipment, Instruments & Components — 0.4%
1,407	Arrow Electronics, Inc.(b)(c)	87,093
2,236	Avnet, Inc.(b)	90,581

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
8,725	Flextronics International Ltd.(b)(c)	$102,955

		280,629

	Energy Equipment & Services — 1.1%
2,729	National Oilwell Varco, Inc.(b)	91,831
2,690	Oceaneering International, Inc.(b)	80,323
6,736	Schlumberger Ltd.(b)	532,683

		704,837

	Food & Staples Retailing — 2.3%
2,066	Costco Wholesale Corp.(b)	324,445
3,960	CVS Health Corp.(b)	379,130
2,488	Sysco Corp.(b)	126,241
5,278	Wal-Mart Stores, Inc.(b)	385,399
3,584	Walgreens Boots Alliance, Inc.(b)	298,440

		1,513,655

	Food Products — 1.8%
3,547	General Mills, Inc.(b)	252,972
1,092	Hain Celestial Group, Inc. (The)(c)	54,327
557	Ingredion, Inc.(b)	72,081
2,622	Kellogg Co.(b)	214,086
2,225	Kraft Heinz Co. (The)(b)	196,868
7,100	Mondelez International, Inc., Class A(b)	323,121
78	Post Holdings, Inc.(b)(c)	6,450
367	TreeHouse Foods, Inc.(b)(c)	37,673
816	WhiteWave Foods Co. (The)(b)(c)	38,303

		1,195,881

	Gas Utilities — 0.3%
1,625	Atmos Energy Corp.(b)	132,145
1,999	UGI Corp.(b)	90,455

		222,600

	Health Care Equipment & Supplies — 2.2%
8,195	Abbott Laboratories(b)	322,145
267	Align Technology, Inc.(b)(c)	21,507
389	Cooper Cos., Inc. (The)(b)	66,741
2,266	DENTSPLY SIRONA, Inc.(b)	140,583
3,496	Hologic, Inc.(b)(c)	120,962
825	IDEXX Laboratories, Inc.(b)(c)	76,609
5,072	Medtronic PLC(b)	440,097
826	ResMed, Inc.	52,228
813	STERIS PLC(b)	55,894
770	Teleflex, Inc.(b)	136,529

		1,433,295

	Health Care Providers & Services — 2.7%
2,358	Anthem, Inc.(b)	309,700
1,945	Centene Corp.(b)(c)	138,815
5,345	Community Health Systems, Inc.(b)(c)	64,407

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
3,791	Express Scripts Holding Co.(b)(c)	$287,358
1,087	McKesson Corp.(b)	202,888
1,275	MEDNAX, Inc.(b)(c)	92,348
2,021	Quorum Health Corp.(b)(c)	21,645
4,565	UnitedHealth Group, Inc.(b)	644,578
508	WellCare Health Plans, Inc.(b)(c)	54,498

		1,816,237

	Hotels, Restaurants & Leisure — 1.8%
633	Domino’s Pizza, Inc.(b)	83,163
3,043	Hilton Worldwide Holdings, Inc.(b)	68,559
1,127	Las Vegas Sands Corp.(b)	49,013
3,329	McDonald’s Corp.(b)	400,612
2,601	MGM Resorts International(b)(c)	58,861
5,876	Starbucks Corp.(b)	335,637
2,190	Yum! Brands, Inc.(b)	181,595

		1,177,440

	Household Durables — 0.5%
1,633	Leggett & Platt, Inc.(b)	83,463
3,257	Newell Brands, Inc.(b)	158,193
3,817	Toll Brothers, Inc.(b)(c)	102,715

		344,371

	Household Products — 2.1%
1,447	Church & Dwight Co., Inc.(b)	148,882
1,573	Clorox Co. (The)(b)	217,687
1,870	Kimberly-Clark Corp.(b)	257,088
9,286	Procter & Gamble Co. (The)(b)	786,246

		1,409,903

	Industrial Conglomerates — 2.7%
3,524	3M Co.(b)	617,123
36,292	General Electric Co.(b)	1,142,472

		1,759,595

	Insurance — 2.1%
2,099	Arch Capital Group Ltd.(b)(c)	151,128
3,405	Chubb Ltd.(b)	445,068
2,022	Cincinnati Financial Corp.(b)	151,428
2,076	Lincoln National Corp.(b)	80,486
5,682	Prudential Financial, Inc.(b)	405,354
1,372	Willis Towers Watson PLC(b)	170,553

		1,404,017

	Internet & Catalog Retail — 2.3%
1,399	Amazon.com, Inc.(b)(c)	1,001,152
1,664	Liberty Interactive Corp./QVC Group, Class A(b)(c)	42,216
810	Liberty Ventures, Series A(b)(c)	30,027
1,836	Netflix, Inc.(b)(c)	167,957

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Internet & Catalog Retail — continued
201	Priceline Group, Inc. (The)(b)(c)	$250,930

		1,492,282

	Internet Software & Services — 4.2%
307	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	24,416
1,380	Alphabet, Inc., Class A(b)(c)	970,871
865	Alphabet, Inc., Class C(b)(c)	598,667
8,571	Facebook, Inc., Class A(b)(c)	979,494
5,102	Yahoo!, Inc.(b)(c)	191,631

		2,765,079

	IT Services — 3.4%
2,925	Accenture PLC, Class A(b)	331,373
1,085	Amdocs Ltd.	62,626
1,720	Computer Sciences Corp.(b)	85,398
360	FleetCor Technologies, Inc.(b)(c)	51,527
1,086	Global Payments, Inc.(b)	77,519
3,682	International Business Machines Corp.(b)	558,854
4,041	MasterCard, Inc., Class A(b)	355,850
2,951	Paychex, Inc.(b)	175,585
7,747	Visa, Inc., Class A(b)	574,595

		2,273,327

	Leisure Products — 0.1%
1,129	Brunswick Corp.(b)	51,166
586	Polaris Industries, Inc.	47,912

		99,078

	Life Sciences Tools & Services — 0.6%
926	Illumina, Inc.(b)(c)	129,992
1,761	Thermo Fisher Scientific, Inc.(b)	260,205

		390,197

	Machinery — 1.2%
652	AGCO Corp.(b)	30,729
3,887	Caterpillar, Inc.(b)	294,673
1,359	Cummins, Inc.(b)	152,806
2,426	IDEX Corp.(b)	199,175
581	WABCO Holdings, Inc.(b)(c)	53,202
964	Wabtec Corp.(b)	67,702

		798,287

	Media — 3.0%
753	AMC Networks, Inc., Class A(c)	45,496
1,013	Charter Communications, Inc., Class A(b)(c)	231,612
9,561	Comcast Corp., Class A(b)	623,282
10,747	Sirius XM Holdings, Inc.(b)(c)	42,451
3,379	Time Warner, Inc.(b)	248,492
6,591	Twenty-First Century Fox, Inc., Class A(b)	178,286
170	Twenty-First Century Fox, Inc., Class B(b)	4,632

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Media — continued
6,180	Walt Disney Co. (The)(b)	$604,528

		1,978,779

	Metals & Mining — 0.2%
4,474	Steel Dynamics, Inc.(b)	109,613

	Multi-Utilities — 0.3%
4,538	Public Service Enterprise Group, Inc.(b)	211,516

	Multiline Retail — 0.8%
6,207	Nordstrom, Inc.(b)	236,176
3,746	Target Corp.(b)	261,546

		497,722

	Oil, Gas & Consumable Fuels — 6.2%
4,403	Apache Corp.(b)	245,115
210	Cheniere Energy, Inc.(b)(c)	7,886
7,663	Chevron Corp.(b)	803,312
1,424	Concho Resources, Inc.(b)(c)	169,840
5,565	Devon Energy Corp.(b)	201,731
16,149	Exxon Mobil Corp.(b)	1,513,807
581	HollyFrontier Corp.(b)	13,810
4,396	Noble Energy, Inc.(b)	157,685
4,512	Occidental Petroleum Corp.(b)	340,927
2,909	Phillips 66(b)	230,800
1,407	Pioneer Natural Resources Co.(b)	212,752
4,839	Spectra Energy Corp.(b)	177,253
2,357	Whiting Petroleum Corp.(b)(c)	21,826

		4,096,744

	Pharmaceuticals — 5.9%
1,699	Allergan PLC(b)(c)	392,622
6,348	Bristol-Myers Squibb Co.(b)	466,895
3,337	Eli Lilly & Co.(b)	262,789
387	Jazz Pharmaceuticals PLC(c)	54,687
10,571	Johnson & Johnson(b)	1,282,262
11,130	Merck & Co., Inc.(b)	641,199
23,104	Pfizer, Inc.(b)	813,492

		3,913,946

	Professional Services — 0.2%
910	Manpowergroup, Inc.	58,549
1,312	Verisk Analytics, Inc.(b)(c)	106,377

		164,926

	Real Estate Management & Development — 0.1%
678	Jones Lang LaSalle, Inc.(b)	66,071

	REITs – Apartments — 0.5%
823	American Campus Communities, Inc.(b)	43,512
415	Essex Property Trust, Inc.(b)	94,657
192	Mid-America Apartment Communities, Inc.(b)	20,429

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Apartments — continued
4,534	UDR, Inc.(b)	$167,395

		325,993

	REITs – Diversified — 0.7%
1,846	Crown Castle International Corp.(b)	187,240
952	Digital Realty Trust, Inc.(b)	103,759
7,240	Duke Realty Corp.(b)	193,018

		484,017

	REITs – Mortgage — 0.4%
6,151	American Capital Agency Corp.(b)	121,913
12,574	Annaly Capital Management, Inc.(b)	139,194

		261,107

	REITs – Office Property — 0.4%
1,607	Kilroy Realty Corp.(b)	106,528
1,370	SL Green Realty Corp.(b)	145,864

		252,392

	REITs – Shopping Centers — 0.5%
9,020	DDR Corp.(b)	163,623
1,721	Regency Centers Corp.(b)	144,099

		307,722

	REITs – Single Tenant — 0.3%
1,221	National Retail Properties, Inc.(b)	63,150
2,059	Realty Income Corp.(b)	142,812

		205,962

	REITs – Storage — 0.2%
1,525	Extra Space Storage, Inc.(b)	141,124

	Road & Rail — 0.9%
1,717	Norfolk Southern Corp.(b)	146,168
1,301	Old Dominion Freight Line, Inc.(b)(c)	78,463
3,958	Union Pacific Corp.(b)	345,336

		569,967

	Semiconductors & Semiconductor Equipment — 2.8%
9,410	Applied Materials, Inc.(b)	225,558
18,870	Intel Corp.(b)	618,936
2,134	Maxim Integrated Products, Inc.(b)	76,163
9,936	Micron Technology, Inc.(b)(c)	136,719
830	NXP Semiconductors NV(b)(c)	65,022
7,047	QUALCOMM, Inc.(b)	377,508
5,934	Texas Instruments, Inc.(b)	371,765

		1,871,671

	Software — 4.2%
3,182	Activision Blizzard, Inc.(b)	126,103
2,659	Adobe Systems, Inc.(b)(c)	254,705
412	ANSYS, Inc.(b)(c)	37,389

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Software — continued
2,200	Cadence Design Systems, Inc.(b)(c)	$53,460
379	CDK Global, Inc.(b)	21,031
615	Check Point Software Technologies Ltd.(b)(c)	49,003
1,834	Fortinet, Inc.(c)	57,936
28,775	Microsoft Corp.(b)	1,472,417
9,802	Oracle Corp.(b)	401,196
3,110	Salesforce.com, Inc.(b)(c)	246,965
437	ServiceNow, Inc.(b)(c)	29,017
406	Synopsys, Inc.(b)(c)	21,956
109	Ultimate Software Group, Inc. (The)(b)(c)	22,922

		2,794,100

	Specialty Retail — 2.6%
497	Advance Auto Parts, Inc.(b)	80,330
1,237	Dick’s Sporting Goods, Inc.(b)	55,739
1,128	Foot Locker, Inc.	61,882
4,857	Home Depot, Inc. (The)(b)	620,191
4,998	Lowe’s Cos., Inc.(b)	395,692
525	Signet Jewelers Ltd.	43,265
3,670	TJX Cos., Inc. (The)(b)	283,434
392	Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)	95,507
1,262	Williams-Sonoma, Inc.(b)	65,788

		1,701,828

	Technology Hardware, Storage & Peripherals — 3.6%
18,971	Apple, Inc.(b)	1,813,628
9,915	EMC Corp.(b)	269,391
8,163	Hewlett Packard Enterprise Co.(b)	149,138
13,537	HP, Inc.(b)	169,889

		2,402,046

	Textiles, Apparel & Luxury Goods — 0.8%
412	Carter’s, Inc.(b)	43,866
3,267	Hanesbrands, Inc.(b)	82,100
743	Lululemon Athletica, Inc.(c)	54,878
6,431	NIKE, Inc., Class B(b)	354,991
443	Skechers U.S.A., Inc., Class A(b)(c)	13,166

		549,001

	Thrifts & Mortgage Finance — 0.0%
2,133	New York Community Bancorp, Inc.(b)	31,974

	Tobacco — 1.9%
8,904	Altria Group, Inc.(b)	614,020
6,353	Philip Morris International, Inc.(b)	646,227

		1,260,247

	Water Utilities — 0.3%
2,553	American Water Works Co., Inc.(b)	215,754

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Wireless Telecommunication Services — 0.1%
7,863	Sprint Corp.(b)(c)	$35,619

	Total Common Stocks (Identified Cost $59,869,278)	65,754,510

Principal Amount
Short-Term Investments — 3.0%
$2,033,853	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $2,033,854 on 7/01/2016 collateralized by $2,005,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $2,075,175 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,033,853)	2,033,853

	Total Investments — 102.4% (Identified Cost $61,903,131)(a)	67,788,363
	Other assets less liabilities — (2.4)%	(1,619,668)

	Net Assets — 100.0%	$66,168,695

Contracts
Written Options — (2.2%)
	Index Options — (2.2%)
29	On S&P 500® Index, Call expiring July 01, 2016 at 2040	$(168,925)
32	On S&P 500® Index, Call expiring July 08, 2016 at 2075	(95,680)
31	On S&P 500® Index, Call expiring July 15, 2016 at 2025	(237,770)
37	On S&P 500® Index, Call expiring July 15, 2016 at 2050	(202,760)
39	On S&P 500® Index, Call expiring July 15, 2016 at 2060	(181,545)
39	On S&P 500® Index, Call expiring July 15, 2016 at 2075	(136,110)
34	On S&P 500® Index, Call expiring July 15, 2016 at 2085	(94,350)
35	On S&P 500® Index, Call expiring August 19, 2016 at 2050	(244,825)
34	On S&P 500® Index, Call expiring August 19, 2016 at 2100	(122,400)

	Total Written Options (Premiums Received $1,279,393)	$(1,484,365)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $61,903,131 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,160,116
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,274,884)

	Net unrealized appreciation	$5,885,232

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

Oil, Gas & Consumable Fuels	6.2%
Pharmaceuticals	5.9
Banks	5.3
Software	4.2
Internet Software & Services	4.2
Technology Hardware, Storage & Peripherals	3.6
IT Services	3.4
Biotechnology	3.0
Media	3.0
Diversified Telecommunication Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Health Care Providers & Services	2.7
Aerospace & Defense	2.7
Industrial Conglomerates	2.7
Electric Utilities	2.7
Specialty Retail	2.6
Chemicals	2.4
Beverages	2.4
Food & Staples Retailing	2.3
Internet & Catalog Retail	2.3
Health Care Equipment & Supplies	2.2
Household Products	2.1
Insurance	2.1
Other Investments, less than 2% each	25.8
Short-Term Investments	3.0

Total Investments	102.4
Other assets less liabilities (including open written options)	(2.4)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 81.6% of Net Assets
Non-Convertible Bonds — 78.9%
	ABS Car Loan — 4.1%
$2,135,000	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(b)	$2,144,490
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(b)	1,505,515
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(b)	302,594
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(b)	579,492
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,079,471
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(b)	664,204
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(b)	4,107,281
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(b)	3,135,310
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(b)	267,452
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(b)	433,927
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(b)	337,063
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(b)	1,673,028
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(b)	586,476
2,450,000	Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022, 144A	2,363,441
2,610,000	Flagship Credit Auto Trust, Series 2015-3, Class D, 7.120%, 11/15/2022, 144A	2,631,645
2,205,067	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	2,208,466
2,810,000	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	2,821,279
2,020,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(b)	2,023,767
3,350,000	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(b)	3,370,224
2,174,636	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	2,175,006
3,385,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(b)	3,399,258
2,135,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(b)	2,150,596
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(b)	3,072,991
3,215,000	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(b)	3,229,863

		48,262,839

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — 5.9%
$3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.862%, 2/16/2021(b)(c)	$3,152,212
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,713,028
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.732%, 5/15/2020(b)(c)	2,297,137
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.822%, 6/15/2021(b)(c)	2,048,515
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 0.835%, 10/15/2021(b)(c)	995,000
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021(b)	3,627,186
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,076,880
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(b)	6,604,419
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,674,449
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.692%, 11/15/2018(b)(c)	3,781,302
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 0.762%, 2/18/2020(b)(c)	3,561,063
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,570,815
6,090,000	Chase Issuance Trust, Series 2016-A1, Class A, 0.852%, 5/17/2021(b)(c)	6,091,751
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(b)	3,136,144
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(b)	3,167,939
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.875%, 9/10/2020(b)(c)	5,843,267
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	3,008,816
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,084,429
3,600,000	World Financial Network Credit Card Master Trust, Series 2015-C, Class A, 1.260%, 3/15/2021(b)	3,602,627

		70,036,979

	ABS Home Equity — 10.7%
801,487	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.919%, 3/25/2035(b)(c)	770,559
4,404,834	Alliance Bancorp Trust, Series 2007-OA1, Class A1, 0.693%, 7/25/2037(c)	3,116,935
818,798	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(b)	843,639
668,336	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	662,444
507,508	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	511,638
1,472,546	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	1,500,127
1,500,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.946%, 6/17/2031, 144A(c)	1,435,216
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(b)	320,657
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,109,987

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(b)	$1,294,350
1,074,373	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(b)	1,087,647
1,551,666	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033(b)	1,566,519
957,119	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	974,670
1,237,494	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035	1,117,986
868,695	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	860,883
1,705,213	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.804%, 11/20/2034(c)	1,577,960
603,261	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	624,146
1,169,768	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	1,197,977
1,291,446	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	1,272,490
2,533,927	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.960%, 9/25/2034(c)	2,305,703
1,339,088	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.817%, 2/25/2036(c)	1,030,276
947,653	CAM Mortgage Trust, Series 2016-1, Class A, 4.000%, 1/15/2056, 144A(c)	945,446
2,055,000	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(c)	2,001,529
733,510	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.951%, 5/25/2035(c)	681,546
2,794,745	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 2.782%, 8/25/2035(c)	2,580,862
3,160,525	Citigroup Mortgage Loan Trust, Inc., Series 2014-11, Class 2A1, 0.586%, 8/25/2036, 144A(b)(c)	2,756,083
2,976,289	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.646%, 6/25/2047, 144A(b)(c)	2,557,047
2,205,980	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	1,945,425
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A(b)	2,115,793
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(b)(c)	1,072,236
1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.296%, 5/17/2031, 144A(b)(c)	1,823,894
400,000	Colony American Homes, Series 2014-2A, Class E, 3.650%, 7/17/2031, 144A(c)	378,850
869,248	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	904,884
886,907	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	901,236

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$7,623	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.302%, 8/25/2034(b)(c)(d)	$7,476
897,446	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.663%, 5/25/2035(c)	696,189
633,048	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	584,177
928,843	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 3.032%, 8/25/2034(c)	800,284
130,041	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.784%, 9/20/2034(b)(c)(d)	123,276
353,622	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.723%, 4/25/2035(c)	278,384
1,073,889	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	952,922
796,786	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.773%, 11/25/2033(b)(c)	764,782
533,119	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.833%, 12/25/2033(b)(c)(d)	516,748
2,064,379	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.984%, 5/25/2034(b)(c)	1,929,158
911,989	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	821,883
20,670	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035(d)	20,082
824,838	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(c)	771,224
874,035	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.778%, 9/19/2045(c)	628,223
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.703%, 11/25/2023(c)	500,936
2,015,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.653%, 2/25/2024(b)(c)	2,042,098
1,785,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 2.103%, 4/25/2024(b)(c)	1,784,999
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.303%, 10/25/2027(b)(c)	2,582,542
605,939	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.406%, 7/19/2035(c)	548,820
1,185,096	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.881%, 12/25/2034(b)(c)	1,171,981
556,449	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.119%, 7/25/2035(c)	490,179
1,463,855	HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.628%, 11/19/2036(c)	1,197,911
1,054,991	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1.233%, 12/25/2034(c)	871,414
2,089,596	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.093%, 7/25/2045(c)	1,708,971
1,855,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.946%, 6/17/2031, 144A(b)(c)	1,826,619

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 4.646%, 3/17/2032, 144A(c)	$862,963
2,506,089	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.785%, 3/25/2036(c)	2,070,218
851,558	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.467%, 11/25/2033(b)(c)	805,073
2,458,401	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	2,483,331
1,818,884	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.727%, 4/25/2035(b)(c)	1,745,738
633,096	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.816%, 6/25/2035(b)(c)	633,893
2,281,839	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	1,810,717
1,379,325	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.695%, 2/25/2036(c)	1,213,121
2,794,265	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.787%, 1/25/2037(c)	2,464,734
2,160,747	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	1,725,998
583,072	Lehman XS Trust, Series 2005-7N, Class 3A1, 0.733%, 12/25/2035(c)	351,845
117	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.603%, 8/25/2046(c)(d)	114
2,130,130	Lehman XS Trust, Series 2006-4N, Class A2A, 0.673%, 4/25/2046(c)	1,469,874
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.962%, 5/25/2034(b)(c)(d)	345,464
1,766,121	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.684%, 7/25/2034(c)	1,702,239
503,993	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.918%, 4/25/2036(c)	459,141
711,445	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	726,514
714,008	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	731,634
861,523	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	879,177
2,211,750	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,284,978
1,552,000	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,186,941
281,194	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.516%, 5/25/2036(b)(c)	270,304
801,049	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)	734,766
1,694,331	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,741,514
2,280,154	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	2,366,405
963,295	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(b)(c)	965,650
1,575,480	Oak Hill Advisors Residential Loan Trust, Series 15-NPL2 Class A1, 3.721%, 7/25/2055, 144A(b)(c)	1,567,669

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,603,957	RCO Depositor II LLC, Series 2015-2A, Class A, 4.500%, 11/25/2045, 144A(b)(c)	$2,607,748
2,700,000	RCO Depositor II LLC, Series 2015-2A, Class M, 5.000%, 11/25/2045, 144A(c)	2,586,556
1,891,530	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,639,909
678,841	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	673,209
732,992	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.854%, 9/25/2034(b)(c)	719,778
1,189,072	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.858%, 6/25/2034(b)(c)	1,169,816
610,120	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.763%, 7/25/2035(c)	433,784
995,523	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	1,008,660
496,450	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	503,336
1,299,831	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)(c)	1,287,020
505,605	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034(b)	518,547
1,123,943	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.178%, 9/25/2046(c)	1,035,053
3,298,115	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.928%, 1/25/2047(c)	2,948,002
2,060,488	WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3, 2.313%, 5/25/2037(c)	1,699,527
855,000	Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.000%, 7/15/2046, 144A(c)	851,349
462,667	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.757%, 8/25/2034(b)(c)	458,734
310,665	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(b)	320,708
1,258,695	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	1,242,904
650,299	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.880%, 5/01/2035(b)(c)	657,391

		126,429,964

	ABS Other — 4.0%
4,410,714	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	4,181,975
3,007,870	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	2,879,069
676,592	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(b)	677,890
1,900,016	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(g)	1,463,012
729,341	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(g)	452,192

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(f)(g)	$477,400
5,700,000	GE Accounts Receivable Funding, 6.992%, 8/24/2017, 144A(d)(g)	5,700,000
1,378,623	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	1,330,671
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A(b)	3,006,611
1,208,806	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	1,210,145
730,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	731,585
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	741,299
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,407,216
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,278,028
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(b)	3,006,938
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(b)	2,769,301
4,449,521	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,364,006
190,451	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A(b)	190,945
748,710	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	742,753
1,515,413	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	1,515,894
1,340,904	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	1,341,713
2,751,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	2,682,166

		47,150,809

	ABS Student Loan — 0.5%
369,102	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.703%, 8/25/2032, 144A(b)(c)	369,102
1,870,484	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.639%, 3/25/2033, 144A(b)(c)	1,845,820
3,110,000	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(b)	3,116,286

		5,331,208

	Aerospace & Defense — 0.9%
1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	1,120,132
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(b)	1,236,825
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(b)	5,597,797
825,000	Rockwell Collins, Inc., 1.003%, 12/15/2016(b)(c)	825,269
3,045,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(b)	1,857,450

		10,637,473

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 2.8%
$8,490,000	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(b)	$8,251,091
27,566,537	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A(b)	24,270,958

		32,522,049

	Automotive — 3.2%
3,700,000	American Honda Finance Corp., Series MTN, 1.097%, 9/20/2017(b)(c)	3,706,678
6,590,000	Daimler Finance North America LLC, 1.317%, 8/01/2016, 144A(b)(c)	6,592,689
2,750,000	General Motors Financial Co., Inc., 3.700%, 5/09/2023(b)	2,764,286
3,175,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025(b)	3,212,497
6,100,000	Hyundai Capital Services, Inc., 1.447%, 3/18/2017, 144A(b)(c)	6,097,261
5,960,000	Nissan Motor Acceptance Corp., 1.231%, 3/03/2017, 144A(b)(c)	5,964,375
6,640,000	Nissan Motor Acceptance Corp., 1.340%, 9/26/2016, 144A(b)(c)	6,646,965
3,210,000	Volkswagen International Finance NV, 1.066%, 11/18/2016, 144A(b)(c)	3,204,357

		38,189,108

	Banking — 6.4%
3,200,000	Ally Financial, Inc., 4.250%, 4/15/2021(b)	3,196,000
3,200,000	Ally Financial, Inc., 5.750%, 11/20/2025(b)	3,208,000
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024(b)	7,055,125
3,080,000	Bank of America Corp., Series L, MTN, 3.950%, 4/21/2025(b)	3,136,503
850,000	Barclays PLC, 5.200%, 5/12/2026	858,808
4,665,000	HSBC Holdings PLC, 4.300%, 3/08/2026(b)	4,933,583
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(b)	11,860,264
6,360,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	6,030,018
490,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	496,180
7,200,000	Morgan Stanley, 4.350%, 9/08/2026(b)	7,532,042
705,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	687,448
1,765,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,793,473
12,840,000	Santander Holdings USA, Inc., 4.500%, 7/17/2025(b)	13,189,235
400,000	Santander Issuances SAU, 5.179%, 11/19/2025	399,613
3,000,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	2,961,060
1,135,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%(b)(h)	1,042,426
8,400,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)(h)	7,714,871

		76,094,649

	Building Materials — 1.1%
7,285,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	7,084,663
3,920,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	4,112,472
1,790,000	Owens Corning, 4.200%, 12/01/2024(b)	1,873,018

		13,070,153

	Cable Satellite — 1.0%
1,325,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	1,348,187
2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A(b)	2,498,372
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A(b)	1,399,068

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$2,985,000	DISH DBS Corp., 5.875%, 11/15/2024	$2,776,050
1,475,000	DISH DBS Corp., 7.750%, 7/01/2026, 144A	1,519,250
2,065,000	Time Warner Cable, Inc., 4.500%, 9/15/2042(b)	1,923,436

		11,464,363

	Chemicals — 0.7%
2,596,000	Albemarle Corp., 4.150%, 12/01/2024(b)	2,718,316
3,170,000	Hercules, Inc., 6.500%, 6/30/2029	2,607,325
2,300,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	2,462,069

		7,787,710

	Collateralized Mortgage Obligations — 0.5%
59,902,189	Government National Mortgage Association, Series 2012-135, Class IO, 0.688%, 1/16/2053(b)(c)(i)	2,918,201
3,522,467	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.703%, 2/25/2036(b)(c)	3,232,546

		6,150,747

	Consumer Cyclical Services — 0.2%
2,330,000	Interval Acquisition Corp., 5.625%, 4/15/2023	2,335,825

	Diversified Manufacturing — 0.2%
1,825,000	Zekelman Industries, Inc., 9.875%, 6/15/2023, 144A	1,843,250

	Electric — 1.5%
1,735,000	AES Corp. (The), 6.000%, 5/15/2026	1,771,869
2,390,000	EDP Finance BV, 4.125%, 1/15/2020, 144A(b)	2,465,524
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	13,858,587

		18,095,980

	Finance Companies — 2.4%
2,300,000	Air Lease Corp., 3.750%, 2/01/2022(b)	2,355,991
8,365,000	Air Lease Corp., 4.250%, 9/15/2024(b)	8,469,563
7,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(b)	6,278,425
11,963,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A(b)	11,544,295

		28,648,274

	Financial Other — 0.6%
6,780,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,796,950

	Food & Beverage — 1.1%
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,067,895
3,225,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	3,192,750
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)(b)	674,828
460,000	JBS Investments GmbH, 7.250%, 4/03/2024, 144A	473,662
2,090,000	JBS USA LLC/JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	1,964,600
145,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A(b)	150,075
3,035,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	3,095,700

		12,619,510

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 2.4%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)	$5,584,940
7,035,000	Petrobras Global Finance BV, 4.875%, 3/17/2020(b)	6,595,312
9,960,000	Petrobras Global Finance BV, 5.375%, 1/27/2021(b)	9,122,862
1,530,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,537,650
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	3,710,352
1,930,000	YPF S.A., 31.354%, 7/07/2020, 144A(c)(j)	1,930,000

		28,481,116

	Healthcare — 1.4%
5,665,000	Aetna, Inc., 1.307%, 12/08/2017(b)(c)	5,673,243
835,000	Express Scripts Holding Co., 3.400%, 3/01/2027	833,938
5,075,000	Express Scripts Holding Co., 4.500%, 2/25/2026(b)	5,575,618
4,785,000	Greatbatch Ltd., 9.125%, 11/01/2023, 144A	4,767,056

		16,849,855

	Independent Energy — 5.3%
135,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044(b)	123,988
1,915,000	Antero Resources Corp., 5.125%, 12/01/2022	1,838,400
275,000	Antero Resources Corp., 5.375%, 11/01/2021	268,813
150,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	125,625
665,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	535,325
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	364,263
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	98,400
700,000	California Resources Corp., 5.500%, 9/15/2021	353,500
4,235,000	California Resources Corp., 6.000%, 11/15/2024	2,075,150
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	777,450
245,000	Canadian Natural Resources Ltd., 3.900%, 2/01/2025(b)	242,631
2,905,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,844,675
110,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	74,250
140,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	98,350
800,000	Concho Resources, Inc., 5.500%, 10/01/2022(b)	804,000
3,105,000	Concho Resources, Inc., 5.500%, 4/01/2023	3,112,762
860,000	ConocoPhillips, 6.500%, 2/01/2039(b)	1,109,658
2,930,000	ConocoPhillips Co., 4.950%, 3/15/2026(b)	3,322,391
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024(b)	3,171,537
560,000	Continental Resources, Inc., 4.500%, 4/15/2023	522,200
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022(b)	11,207,037
1,342,000	Devon Energy Corp., 5.000%, 6/15/2045(b)	1,251,914
2,445,000	Devon Energy Corp., 5.850%, 12/15/2025(b)	2,697,043
1,195,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	1,127,028
4,519,000	Matador Resources Co., 6.875%, 4/15/2023	4,609,380
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	936,100
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	139,500
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,582,350
865,000	Noble Energy, Inc., 5.050%, 11/15/2044(b)	871,080
1,216,000	Noble Energy, Inc., 5.625%, 5/01/2021(b)	1,268,641
1,260,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,163,925

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(g)(k)	$—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(g)(k)	—
1,170,000	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 6/01/2024, 144A	1,184,625
7,565,000	RSP Permian, Inc., 6.625%, 10/01/2022	7,791,950
1,055,000	SM Energy Co., 5.000%, 1/15/2024	902,025
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,607,813
575,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A(k)	403,938
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	368,000
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	3,124,800

		63,100,517

	Industrial Other — 0.2%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(b)	2,271,500

	Integrated Energy — 1.2%
2,935,000	BP Capital Markets PLC, 1.052%, 11/07/2016(b)(c)	2,937,269
6,595,000	Chevron Corp., 0.796%, 11/15/2017(b)(c)	6,579,436
7,020,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(k)	1,298,700
2,090,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(k)	386,650
3,310,000	Shell International Finance BV, 0.836%, 11/15/2016(b)(c)	3,311,572

		14,513,627

	Life Insurance — 0.7%
6,115,000	American International Group, Inc., 3.900%, 4/01/2026(b)	6,301,703
1,700,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(b)	2,181,767

		8,483,470

	Lodging — 0.5%
4,900,000	Wyndham Worldwide Corp., 5.100%, 10/01/2025(b)	5,324,281

	Media Entertainment — 0.1%
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,291,597

	Midstream — 4.2%
410,000	Energy Transfer Partners LP, 5.150%, 3/15/2045(b)	372,565
5,595,000	Energy Transfer Partners LP, 6.125%, 12/15/2045(b)	5,801,556
1,290,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045(b)	1,054,072
765,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044(b)	636,150
630,000	Enterprise Products Operating LLC, 3.700%, 2/15/2026(b)	655,615
595,000	Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023(b)	578,455
835,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023(b)	815,682
1,195,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042(b)	1,076,616
2,155,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042(b)	2,031,697
255,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043(b)	241,433
1,750,000	Kinder Morgan Energy Partners LP, 5.625%, 9/01/2041(b)	1,675,154
450,000	MPLX LP, 4.000%, 2/15/2025(b)	408,760
765,000	MPLX LP, 4.500%, 7/15/2023, 144A(b)	741,462
5,395,000	MPLX LP, 4.875%, 12/01/2024, 144A(b)	5,255,599
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,447,900
415,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	363,125

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$1,480,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044(b)	$1,264,108
2,265,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045(b)	2,024,756
1,710,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(b)	1,795,018
5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025(b)	5,036,044
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	161,550
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	652,050
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,122,800
6,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024, 144A	6,165,375
1,310,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,290,350
2,005,000	Williams Cos., Inc. (The), 5.750%, 6/24/2044(b)	1,709,262
4,195,000	Williams Partners LP, 4.000%, 9/15/2025(b)	3,847,759
965,000	Williams Partners LP, 5.100%, 9/15/2045(b)	827,653

		50,052,566

	Non-Agency Commercial Mortgage-Backed Securities — 5.9%
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.942%, 8/15/2029, 144A(b)(c)	1,541,882
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.112%, 8/15/2029, 144A(c)	1,528,979
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.648%, 5/15/2020, 144A(c)(e)(g)	3,338,787
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.386%, 4/15/2044, 144A(b)(c)	4,744,636
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.585%, 10/15/2031, 144A(c)(e)(g)	2,133,243
462,434	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.593%, 6/15/2034, 144A(b)(c)	462,120
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.193%, 6/15/2034, 144A(b)(c)	835,805
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.842%, 6/15/2034, 144A(b)(c)	1,583,421
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.692%, 3/15/2017, 144A(b)(c)	3,681,158
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 11/10/2046, 144A(b)(c)	2,695,657
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/05/2031, 144A(b)(c)	7,464,593
6,505,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(c)	5,873,364
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(b)	1,925,619
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(b)	1,468,665

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.602%, 11/05/2030, 144A(b)(c)	$1,589,925
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(c)	1,495,374
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 4.942%, 7/15/2036, 144A(b)(c)	3,062,933
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.902%, 4/12/2049(b)(c)	1,334,186
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.647%, 6/15/2044, 144A(b)(c)	1,648,324
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.647%, 6/15/2044, 144A(b)(c)	2,185,850
9,846,533	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)(g)	9,656,495
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.942%, 11/15/2026, 144A(b)(c)	2,232,763
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.692%, 11/15/2026, 144A(b)(c)	2,135,156
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 3.776%, 11/15/2026, 144A(b)(c)	2,962,002
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.788%, 2/15/2044, 144A(b)(c)	2,692,800

		70,273,737

	Oil Field Services — 0.3%
1,255,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043(b)	894,174
3,490,000	Noble Holding International Ltd., 5.250%, 3/15/2042(b)	1,989,300

		2,883,474

	Pharmaceuticals — 2.6%
3,070,000	Johnson & Johnson, 0.744%, 11/28/2016(b)(c)	3,070,918
5,570,000	Merck & Co., Inc., 0.755%, 2/10/2017(b)(c)	5,572,713
3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,549,922
1,038,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	856,350
13,686,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	11,051,445
9,025,000	VRX Escrow Corp., 4.500%, 5/15/2023, 144A, (EUR)	7,561,696

		30,663,044

	Property & Casualty Insurance — 0.5%
5,435,000	Old Republic International Corp., 4.875%, 10/01/2024(b)	5,805,270

	REITs – Health Care — 0.2%
2,510,000	Healthcare Realty Trust, Inc., 3.875%, 5/01/2025(b)	2,525,356

	REITs – Hotels — 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022(b)	2,314,203

	REITs – Shopping Centers — 0.5%
3,225,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025(b)	3,243,125
2,640,000	Brixmor Operating Partnership LP, 4.125%, 6/15/2026(b)	2,708,508

		5,951,633

	Retailers — 0.1%
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(b)	1,225,800

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 0.3%
$3,150,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	$3,351,317
600,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	648,120

		3,999,437

	Technology — 4.5%
4,770,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(b)	4,972,725
1,542,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028(b)	1,584,405
1,275,000	Avnet, Inc., 4.625%, 4/15/2026(b)	1,324,309
1,375,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	1,402,187
11,255,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A(b)	11,733,191
745,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	778,094
2,415,000	Flextronics International Ltd., 4.750%, 6/15/2025(b)	2,439,150
10,955,000	Keysight Technologies, Inc., 4.550%, 10/30/2024(b)	11,162,838
1,375,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	1,144,688
6,695,000	Open Text Corp., 5.875%, 6/01/2026, 144A	6,711,737
6,125,000	Verisk Analytics, Inc., 5.500%, 6/15/2045(b)	6,298,687
2,840,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	3,038,800

		52,590,811

	Wirelines — 0.0%
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	474,849

	Total Non-Convertible Bonds (Identified Cost $966,976,420)	932,543,983

Convertible Bonds — 2.7%
	Building Materials — 0.3%
3,390,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019(b)	3,137,869
665,000	KB Home, 1.375%, 2/01/2019	635,075

		3,772,944

	Consumer Products — 0.1%
1,335,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	1,079,681

	Diversified Operations — 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	758,531

	Healthcare — 0.1%
1,215,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	1,186,903
765,000	Nevro Corp., 1.750%, 6/01/2021	802,772

		1,989,675

	Midstream — 1.2%
4,385,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	4,045,163
11,350,000	Whiting Petroleum Corp., Series 2, 1.250%, 6/05/2020	10,129,875

		14,175,038

	Pharmaceuticals — 0.2%
1,265,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,462,656
1,275,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,275,000

		2,737,656

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs – Mortgage — 0.1%
$1,245,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$1,230,216

	Technology — 0.6%
1,965,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020(b)	1,928,156
55,000	CalAmp Corp., 1.625%, 5/15/2020	51,013
650,000	Ciena Corp., 3.750%, 10/15/2018, 144A	758,469
970,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	1,036,687
440,000	LinkedIn Corp., 0.500%, 11/01/2019(b)	434,225
1,205,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	920,319
1,520,000	Nuance Communications, Inc., 1.000%, 12/15/2035, 144A	1,335,700
340,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	331,287

		6,795,856

	Total Convertible Bonds (Identified Cost $33,964,022)	32,539,597

	Total Bonds and Notes (Identified Cost $1,000,940,442)	965,083,580

Senior Loans — 3.1%
	Automotive — 0.1%
1,595,777	Gates Global, Inc., Term Loan B, 4.250%, 7/06/2021(c)	1,510,339

	Building Materials — 0.3%
1,861,200	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(c)	1,851,112
1,309,267	Ply Gem Industries, Inc., Term Loan, 4.000%, 2/01/2021(c)	1,296,174

		3,147,286

	Consumer Products — 0.1%
1,980,316	SRAM LLC, New Term Loan B, 4.013%, 4/10/2020(l)	1,742,678

	Food & Beverage — 0.3%
3,055,000	U.S. Foods, Inc., 2016 Term Loan B, 6/27/2023(m)	3,039,725

	Industrial Other — 0.4%
1,901,012	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(c)	1,786,951
2,955,150	USAGM HoldCo LLC, 2015 Term Loan, 4.750%, 7/28/2022(c)	2,844,332

		4,631,283

	Midstream — 0.2%
1,002,817	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(c)	973,204
1,598,385	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(c)	1,539,021

		2,512,225

	Natural Gas — 0.1%
960,302	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	816,256

	Other Utility — 0.3%
3,144,946	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	3,125,290

	Property & Casualty Insurance — 0.1%
1,471,375	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	1,387,992

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — 0.2%
$1,869,678	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	$1,808,914

	Technology — 0.6%
2,824,975	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	2,779,069
2,000,004	Microsemi Corp., 2015 Term Loan B, 1/15/2023(m)	1,993,764
2,670,000	Western Digital Corp., USD Term Loan B, 6.250%, 4/29/2023(c)	2,678,357

		7,451,190

	Transportation Services — 0.1%
449,258	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(c)	431,288
1,283,364	WEX, Inc., Term Loan B, 7/01/2023(m)	1,273,739

		1,705,027

	Wirelines — 0.3%
3,495,750	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(c)	3,393,080

	Total Senior Loans (Identified Cost $37,172,697)	36,271,285

Loan Participations — 0.2%
	ABS Other — 0.2%
2,383,125	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (c)(e)(g) (Identified Cost $2,400,998)	2,347,378

Shares
Preferred Stocks — 0.5%
Non-Convertible Preferred Stock — 0.3%
	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b) (Identified Cost $4,040,000)	4,166,250

Convertible Preferred Stocks — 0.2%
	Food & Beverage — 0.1%
15,500	Bunge Ltd., 4.875%	1,433,905

	Pharmaceuticals — 0.1%
521	Allergan PLC, Series A, 5.500%	434,316

	Total Convertible Preferred Stocks (Identified Cost $1,867,246)	1,868,221

	Total Preferred Stocks (Identified Cost $5,907,246)	6,034,471

Common Stocks — 0.6%
	Energy Equipment & Services — 0.1%
35,206	Halliburton Co.	1,594,480

	Oil, Gas & Consumable Fuels — 0.0%
188,463	OGX Petroleo e Gas S.A., Sponsored ADR	68,600

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.5%
216,000	EMC Corp.	$5,868,720

	Total Common Stocks (Identified Cost $7,465,033)	7,531,800

Other Investments — 0.7%
	Aircraft ABS — 0.7%
900	ECAF I Blocker Ltd.(d)(g) (Identified Cost $9,000,000)	8,729,271

Shares/ Units of Currency(†††)
Purchased Options — 0.1%
	Over-the-Counter Options on Currency — 0.1%
15,000,000	CAD Put, expiring July 08, 2016 at 1.4148(n)	15
11,100,000	NOK Call, expiring July 08, 2016 at 9.7615(o) (Identified Cost $786,669)	626,813

		626,828

	Index Options — 0.0%
188,000	Nikkei 225™, Call expiring September 09, 2016 at 17,500 (Identified Cost $737,317)	242,676

	Total Purchased Options (Identified Cost $1,523,986)	869,504

Notional Amount(†††)
Purchased Swaptions — 0.1%
	Interest Rate Swaptions — 0.1%
$336,950,000	1-year Interest Rate Swap Put, expiring 08/16/2016, Pay 28-day TIIE, Receive MXN 4.900%(p)	19,394
1,225,000,000	1-year Interest Rate Swap Put, expiring 08/17/2016, Pay 28-day TIIE, Receive MXN 4.890%(q)	67,748
665,100,000	1-year Interest Rate Swap Put, expiring 1/9/2017, Pay 3-Month SAFEX-JIBAR, Receive ZAR 8.480%(p)	383,291
1,174,600,000	1-year Interest Rate Swap Put, expiring 1/9/2017, Pay 3-Month SAFEX-JIBAR, Receive ZAR 8.480%(q)	676,910
130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 2.570%, Receive 3-month LIBOR(o)	3,695

	Total Purchased Swaptions (Identified Cost $5,244,176)	1,151,038

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 13.0%
$152,679	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2016 at 0.000% to be repurchased at 152,679 on 7/01/2016 collateralized by $152,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $155,828 including accrued interest (Note 2 of Notes to Financial Statements)	$152,679
58,910,118	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $58,910,167 on 7/01/2016 collateralized by $140,000 U.S. Treasury Note, 1.625% due 7/31/2019 valued at $144,641; $57,920,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $59,947,200 including accrued interest (Note 2 of Notes to Financial Statements)	58,910,118
5,400,000	U.S. Treasury Bills, 0.455%, 7/14/2016(b)(r)(s)	5,399,757
30,200,000	U.S. Treasury Bills, 0.458%, 11/25/2016(r)	30,168,109
30,200,000	U.S. Treasury Bills, 0.551%, 3/02/2017(r)	30,120,997
29,220,000	U.S. Treasury Bills, 0.667%, 5/25/2017(r)	29,113,902

	Total Short-Term Investments (Identified Cost $153,735,048)	153,865,562

	Total Investments — 99.9% (Identified Cost $1,223,389,626)(a)	1,181,883,889
	Other assets less liabilities — 0.1%	737,500

	Net Assets — 100.0%	$1,182,621,389

Shares (†††)
Written Options — (0.0%)
	Index Options — (0.0%)
188,000	Nikkei 225™, Call expiring September 09, 2016 at 19,000 (Premiums Received $239,096)	$(47,163)

Notional Amount (†††)
Written Swaptions — (0.0%)
	Interest Rate Swaptions — (0.0%)
$130,200,000	10-year Interest Rate Swap Call, expiring 9/19/2016, Pay 3-month LIBOR, Receive 3.070%(o) (Premiums Received $1,783,740)	$(367)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on currency are expressed as units of currency. Options on securities are expressed as shares.

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,223,564,191 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,300,412
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(63,980,714)

	Net unrealized depreciation	$(41,680,302)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts and when-issued/delayed delivery transactions.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2016, the value of these securities amounted to $18,569,801 or 1.6% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2016, the value of these securities amounted to $18,806,574 or 1.6% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Non-income producing security.
(g)	Illiquid security.
(h)	Perpetual bond with no specified maturity date.
(i)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(j)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2016.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Counterparty is Morgan Stanley Capital Services, Inc.
(o)	Counterparty is Bank of America, N.A.
(p)	Counterparty is JPMorgan Chase Bank, N.A.
(q)	Counterparty is Deutsche Bank AG.
(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(s)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $439,990,953 or 37.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
TIIE	Equilibrium Interbank Interest Rate (Tasa de Interes de Equilibrio)

BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

At June 30, 2016, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Deutsche Bank AG	(1.00%)	6/20/2021	720,000	EUR	$33,890	$44,172	$10,282
Barclays Bank PLC	Deutsche Bank AG	(1.00%)	6/20/2021	615,000	EUR	31,730	37,730	6,000
Barclays Bank PLC	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2021	4,370,000		84,830	84,093	(737)
Barclays Bank PLC	Republic of Turkey	(1.00%)	6/20/2021	7,300,000		497,929	474,887	(23,042)
Credit Suisse International	Deutsche Bank AG	(1.00%)	6/20/2021	1,365,000	EUR	57,461	83,743	26,282
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2021	8,910,000		179,023	171,457	(7,566)

Total							$896,082	$11,219

Sell Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Deutsche Bank AG	1.00%	6/20/2021	4.22%	720,000 EUR	$(101,356)	$(116,300)	$(14,944)
Barclays Bank PLC	Deutsche Bank AG	1.00%	6/20/2021	4.22%	615,000 EUR	(93,161)	(99,339)	(6,178)
Credit Suisse International	Deutsche Bank AG	1.00%	6/20/2021	4.22%	1,365,000 EUR	(186,231)	(220,486)	(34,255)

Total							$(436,125)	$(55,377)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2016, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Series 25, 5-Year	(1.00%)	06/20/2021	10,625,000 EUR	$(88,445)	$(46,172)
Markit iTraxx Europe Series 25, 5-Year	(1.00%)	06/20/2021	10,625,000 EUR	(88,445)	(89,873)

Total				$(176,890)	$(136,045)

Sell Protection
Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Series 25, 5-Year	5.00%	06/20/2021	3.69%	10,625,000 EUR	$671,055	$112,494
Markit iTraxx Europe Crossover Series 25, 5-Year	5.00%	06/20/2021	3.69%	10,625,000 EUR	671,054	300,636

Total					$1,342,109	$413,130

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2016, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$49,964
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	403,013
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	133,911

Total						$586,888

1 There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/05/2016	Brazilian Real	88,475,000	$27,542,571	$1,614,311
Sell[1]	7/05/2016	Brazilian Real	88,475,000	27,542,571	(3,135,674)
Sell[1]	7/11/2016	Brazilian Real	23,300,000	7,240,329	(582,235)
Sell[2]	7/20/2016	Canadian Dollar	31,300,000	24,228,444	(285,784)

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Contract to Buy/Sell (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[2]	9/30/2016	Canadian Dollar	39,200,000	$30,346,624	$(366,891)
Buy[2]	9/13/2016	Chilean Peso	12,300,000,000	18,468,822	347,275
Sell[2]	9/13/2016	Chilean Peso	12,300,000,000	18,468,822	(336,055)
Buy[3]	7/29/2016	Colombian Peso	46,000,000,000	15,661,913	326,023
Sell[3]	7/25/2016	Colombian Peso	18,400,000,000	6,270,570	(199,967)
Sell[3]	7/29/2016	Colombian Peso	46,000,000,000	15,661,913	2,840
Buy[1]	7/05/2016	Euro	26,000,000	28,853,495	(3,905)
Sell[1]	7/05/2016	Euro	26,000,000	28,853,495	234,005
Sell[3]	7/29/2016	Euro	2,090,000	2,321,401	(8,816)
Sell[4]	7/29/2016	Euro	8,389,000	9,317,813	(25,527)
Sell[1]	8/05/2016	Euro	26,000,000	28,886,255	2,345
Buy[1]	7/05/2016	Hungarian Forint	7,777,600,000	27,336,820	(337,533)
Buy[1]	8/05/2016	Hungarian Forint	7,777,600,000	27,333,938	83,316
Sell[1]	7/05/2016	Hungarian Forint	7,777,600,000	27,336,820	(85,243)
Sell[3]	7/25/2016	Indonesian Rupiah	196,800,000,000	14,850,542	(36,842)
Buy[2]	8/09/2016	Japanese Yen	2,050,000,000	19,872,996	624,285
Buy[2]	7/20/2016	Mexican Peso	445,000,000	24,306,204	1,037,621
Sell[2]	7/29/2016	Mexican Peso	11,230,986	612,933	(21,093)
Sell[1]	9/12/2016	Mexican Peso	92,400,000	5,019,846	25,447
Sell[1]	8/23/2016	New Taiwan Dollar	1,192,000,000	36,991,493	(483,070)
Sell[5]	8/09/2016	New Zealand Dollar	28,200,000	20,098,631	(527,831)
Buy[2]	9/30/2016	Norwegian Krone	253,000,000	30,226,852	566,550
Sell[1]	9/13/2016	South Korean Won	25,000,000,000	21,688,243	(67,556)
Sell[4]	8/09/2016	Turkish Lira	53,000,000	18,255,635	(245,576)
Sell[1]	9/19/2016	Yuan Renminbi	235,000,000	35,280,783	346,871

Total					$(1,538,709)

At June 30, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
7/07/2016	New Zealand Dollar	36,360,456	Australian Dollar	[5]	34,400,000	$(305,217)
7/07/2016	Australian Dollar	34,400,000	New Zealand Dollar	[5]	35,825,880	(76,432)

Total						$(381,649)

1 Counterparty is Bank of America, N.A.

2 Counterparty is Morgan Stanley Capital Services, Inc.

3 Counterparty is Credit Suisse International

4 Counterparty is Deutsche Bank AG

5 Counterparty is Commonwealth Bank of Australia Sydney

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/18/2017	2,373	$588,355,688	$(3,406,764)

Industry Summary at June 30, 2016 (Unaudited)

ABS Home Equity	10.7%
Banking	6.4
Non-Agency Commercial Mortgage-Backed Securities	5.9
ABS Credit Card	5.9
Technology	5.7
Midstream	5.6
Independent Energy	5.3
ABS Other	4.2
ABS Car Loan	4.1
Automotive	3.3
Pharmaceuticals	2.9
Airlines	2.8
Finance Companies	2.4
Government Owned – No Guarantee	2.4
Other Investments, less than 2% each	19.3
Short-Term Investments	13.0

Total Investments	99.9
Other assets less liabilities (including open written options/swaptions, swap agreements, forward foreign currency contracts and futures contracts)	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund
ASSETS
Investments at cost	$61,903,131	$1,223,389,626
Net unrealized appreciation (depreciation)	5,885,232	(41,505,737)

Investments at value	67,788,363	1,181,883,889
Due from brokers (Note 2)	—	6,599,136
Foreign currency at value (identified cost $0 and $3,488,916, respectively)	—	3,584,132
Receivable for Fund shares sold	18,665	1,818,517
Receivable for securities sold	—	2,085,458
Collateral received for open forward foreign currency contracts, swaptions or swap agreements (Notes 2 and 4)	—	3,187,706
Dividends and interest receivable	80,294	7,725,265
Unrealized appreciation on bilateral swap agreements (Note 2)	—	629,452
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	5,210,889
Tax reclaims receivable	470	11,192
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	96,987
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	884,863
Fees receivable on swap agreements (Note 2)	—	309,053

TOTAL ASSETS	67,887,792	1,214,026,539

LIABILITIES
Options/swaptions written, at value (premiums received $1,279,393 and $2,022,836, respectively) (Note 2)	1,484,365	47,530
Payable for securities purchased	—	13,877,985
Unrealized depreciation on bilateral swap agreements (Note 2)	—	86,722
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	1,930,000
Payable for Fund shares redeemed	59,117	1,769,905
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	7,131,247
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	380,748
Due to brokers (Note 2)	—	3,187,706
Payable for variation margin on futures contracts (Note 2)	—	118,492
Distributions payable	75,774	1,596,998
Fees payable on swap agreements (Note 2)	—	341,423
Management fees payable (Note 6)	28,176	687,294
Deferred Trustees’ fees (Note 6)	16,724	76,718
Administrative fees payable (Note 6)	2,393	43,787
Payable to distributor (Note 6d)	309	10,459
Other accounts payable and accrued expenses	52,239	118,136

TOTAL LIABILITIES	1,719,097	31,405,150

NET ASSETS	$66,168,695	$1,182,621,389

See accompanying notes to financial statements.

45  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund
NET ASSETS CONSIST OF:
Paid-in capital	$64,351,350	$1,293,889,102
Undistributed (Distributions in excess of) net investment income	(14,121)	7,204,126
Accumulated net realized loss on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(3,848,794)	(74,563,372)
Net unrealized appreciation (depreciation) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	5,680,260	(43,908,467)

NET ASSETS	$66,168,695	$1,182,621,389

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$6,195,810	$69,417,542

Shares of beneficial interest	597,903	7,253,931

Net asset value and redemption price per share	$10.36	$9.57

Offering price per share (100/[100-maximum sales charge]of net asset value) (Note 1)	$10.99	$9.99

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$44,811	$52,135,869

Shares of beneficial interest	4,323	5,466,677

Net asset value and offering price per share	$10.37	$9.54

Class Y shares:
Net assets	$59,928,074	$1,061,067,978

Shares of beneficial interest	5,780,506	111,029,929

Net asset value, offering and redemption price per share	$10.37	$9.56

See accompanying notes to financial statements.

|  46

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Gateway Equity Call Premium Fund	Loomis Sayles Strategic Alpha Fund
INVESTMENT INCOME
Interest	$372	$26,808,946
Dividends	672,918	1,086,033
Less net foreign taxes withheld	(523)	—

	672,767	27,894,979

Expenses
Management fees (Note 6)	196,737	4,360,141
Service and distribution fees (Note 6)	6,609	383,745
Administrative fees (Note 6)	13,403	275,822
Trustees’ fees and expenses (Note 6)	7,451	19,004
Transfer agent fees and expenses (Note 6)	16,886	455,127
Audit and tax services fees	24,425	40,273
Custodian fees and expenses	44,575	67,333
Legal fees	298	9,397
Registration fees	30,002	45,729
Shareholder reporting expenses	1,401	31,116
Miscellaneous expenses	5,343	22,309

Total expenses	347,130	5,709,996
Less waiver and/or expense reimbursement (Note 6)	(52,982)	—

Net expenses	294,148	5,709,996

Net investment income	378,619	22,184,983

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS/SWAPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(1,762,133)	(2,183,212)
Futures contracts	—	(7,201,672)
Options/swaptions written	(284,869)	(2,218,773)
Swap agreements	—	(2,196,008)
Foreign currency transactions	—	(11,760,386)
Net change in unrealized appreciation (depreciation) on:
Investments	4,214,480	35,239,348
Futures contracts	—	(2,207,566)
Options/swaptions written	(840,007)	770,370
Swap agreements	—	(910,541)
Foreign currency translations	—	(612,666)

Net realized and unrealized gain on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	1,327,471	6,718,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,706,090	$28,903,877

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets

	Gateway Equity Call Premium Fund		Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$378,619	$565,577	$22,184,983	$40,768,224
Net realized gain (loss) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency transactions	(2,047,002)	(1,305,010)	(25,560,051)	9,367,111
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options/swaptions written, swap agreements and foreign currency translations	3,374,473	1,812,287	32,278,945	(73,340,507)

Net increase (decrease) in net assets resulting from operations	1,706,090	1,072,854	28,903,877	(23,205,172)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(28,485)	(39,013)	(835,949)	(4,059,682)
Class C	(63)	(187)	(433,571)	(1,842,482)
Class Y	(356,830)	(520,001)	(14,229,282)	(47,419,979)

Total distributions	(385,378)	(559,201)	(15,498,802)	(53,322,143)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	10,622,576	32,799,930	(193,014,948)	74,883,671

Net increase (decrease) in net assets	11,943,288	33,313,583	(179,609,873)	(1,643,644)
NET ASSETS
Beginning of the period	54,225,407	20,911,824	1,362,231,262	1,363,874,906

End of the period	$66,168,695	$54,225,407	$1,182,621,389	$1,362,231,262

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(14,121)	$(7,362)	$7,204,126	$517,945

See accompanying notes to financial statements.

|  48

Financial Highlights

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22		$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.15	(b)	0.02
Net realized and unrealized gain (loss)	0.14		0.24		(0.02)

Total from Investment Operations	0.19		0.39		0.00	(c)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.13)		(0.04)
Net realized capital gains	—		—		—

Total Distributions	(0.05)		(0.13)		(0.04)

Net asset value, end of the period	$10.36		$10.22		$9.96

Total return(d)(e)	1.88	%(f)	3.90%		0.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,196		$3,855		$96
Net expenses(g)	1.20	%(h)	1.20%		1.20	%(h)
Gross expenses	1.37	%(h)	1.70%		3.69	%(h)
Net investment income	1.03	%(h)	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	17%		38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.09	(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.15		0.22		(0.01)

Total from Investment Operations	0.16		0.31		(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.06)		(0.02)
Net realized capital gains	—		—		—

Total Distributions	(0.01)		(0.06)		(0.02)

Net asset value, end of the period	$10.37		$10.22		$9.97

Total return(d)(e)	1.61	%(f)	3.07%		(0.12	)%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$45		$37		$1
Net expenses(g)	1.95	%(h)	1.95%		1.95	%(h)
Gross expenses	2.12	%(h)	2.40%		4.37	%(h)
Net investment income	0.27	%(h)	0.85	%(b)	0.01	%(h)
Portfolio turnover rate	17%		38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.22		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.16	(b)	0.02
Net realized and unrealized gain (loss)	0.15		0.24		(0.01)

Total from Investment Operations	0.21		0.40		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.04)
Net realized capital gains	—		—		—

Total Distributions	(0.06)		(0.15)		(0.04)

Net asset value, end of the period	$10.37		$10.22		$9.97

Total return(c)	2.09	%(d)	4.03%		0.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,928		$50,334		$20,815
Net expenses(e)	0.95	%(f)	0.95%		0.95	%(f)
Gross expenses	1.13	%(f)	1.45%		3.54	%(f)
Net investment income	1.27	%(f)	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	17%		38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$9.45		$9.96	$10.06		$10.20	$9.34	$10.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.26	0.29	(b)	0.37	0.37	0.34
Net realized and unrealized gain (loss)	0.07		(0.42)	(0.07)		(0.28)	0.77	(0.75)

Total from Investment Operations	0.23		(0.16)	0.22		0.09	1.14	(0.41)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.35)	(0.32)		(0.23)	(0.28)	(0.31)
Net realized capital gains	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.11)		(0.35)	(0.32)		(0.23)	(0.28)	(0.31)

Net asset value, end of the period	$9.57		$9.45	$9.96		$10.06	$10.20	$9.34

Total return(d)	2.45	%(e)	(1.68)%	2.24	%(b)	0.96%	12.24%	(3.90)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,418		$116,055	$104,056		$177,339	$80,704	$130,662
Net expenses	1.10	%(f)	1.10%	1.10%		1.11%	1.12%	1.15	%(g)
Gross expenses	1.10	%(f)	1.10%	1.10%		1.11%	1.12%	1.15	%(g)
Net investment income	3.35	%(f)	2.66%	2.90	%(b)	3.68%	3.77%	3.50%
Portfolio turnover rate	30%		72%	87%		115%	116%	141%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$9.42		$9.93	$10.03		$10.16	$9.31	$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.19	0.21	(b)	0.30	0.30	0.28
Net realized and unrealized gain (loss)	0.07		(0.43)	(0.06)		(0.28)	0.76	(0.77)

Total from Investment Operations	0.19		(0.24)	0.15		0.02	1.06	(0.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.27)	(0.25)		(0.15)	(0.21)	(0.25)
Net realized capital gains	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.07)		(0.27)	(0.25)		(0.15)	(0.21)	(0.25)

Net asset value, end of the period	$9.54		$9.42	$9.93		$10.03	$10.16	$9.31

Total return(d)	2.08	%(e)	(2.44)%	1.47	%(b)	0.22%	11.44%	(4.69)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$52,136		$62,453	$71,215		$91,694	$67,748	$77,398
Net expenses	1.85	%(f)	1.85%	1.85%		1.86%	1.87%	1.89	%(g)
Gross expenses	1.85	%(f)	1.85%	1.85%		1.86%	1.87%	1.89	%(g)
Net investment income	2.62	%(f)	1.91%	2.13	%(b)	2.96%	3.05%	2.82%
Portfolio turnover rate	30%		72%	87%		115%	116%	141%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$9.44		$9.95	$10.05		$10.19	$9.33	$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.29	0.31	(b)	0.40	0.41	0.37
Net realized and unrealized gain (loss)	0.07		(0.43)	(0.06)		(0.29)	0.76	(0.75)

Total from Investment Operations	0.24		(0.14)	0.25		0.11	1.17	(0.38)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.37)	(0.35)		(0.25)	(0.31)	(0.34)
Net realized capital gains	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.12)		(0.37)	(0.35)		(0.25)	(0.31)	(0.34)

Net asset value, end of the period	$9.56		$9.44	$9.95		$10.05	$10.19	$9.33

Total return	2.60	%(d)	(1.43)%	2.52	%(b)	1.19%	12.57%	(3.78)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,061,068		$1,183,723	$1,188,605		$970,539	$497,648	$273,335
Net expenses	0.86	%(e)	0.85%	0.85%		0.86%	0.87%	0.90	%(f)
Gross expenses	0.86	%(e)	0.85%	0.85%		0.86%	0.87%	0.90	%(f)
Net investment income	3.62	%(e)	2.91%	3.10	%(b)	3.92%	4.09%	3.81%
Portfolio turnover rate	30%		72%	87%		115%	116%	141%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  54

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Equity Call Premium Fund

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

The Gateway Equity Call Premium Fund is a diversified investment company. The Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway Equity Call Premium Fund and 4.25% for Strategic Alpha Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in

55  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on

|  56

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been substantiated by the adviser are considered and classified as fair valued securities.

57  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, written options held by Gateway Equity Call Premium Fund were fair valued at $(1,484,365), representing (2.2%) of net assets, using the closing rotation values published by the CBOE.

As of June 30, 2016, securities held by Strategic Alpha Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets	Options contracts[1]	Percentage of Net Assets
$18,806,574	1.6%	$18,569,801	1.6%	$289,839	0.0%[2]

[1]

Fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts. Amount represents gross absolute value of purchased and written option contracts.

[2]	Amount represents less than 0.1%.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal

|  58

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of Strategic Alpha Fund’s net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended June 30, 2016, the amount of income available to be distributed by Strategic Alpha Fund was reduced by $6,817,877 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position

59  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty

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Notes to Financial Statements (continued)

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credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have

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Notes to Financial Statements (continued)

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the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, swaptions, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options, swaptions and bilateral swap agreements and as initial margin for futures contracts and centrally cleared credit default swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash and securities received as collateral for forward foreign currency contracts, swaptions, interest rate swaptions and bilateral swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, return of capital and capital gain distributions received, interest rate swaps, treasury inflation-protected bonds, foreign currency gains and losses, deferred Trustees’ fees, convertible bonds, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, contingent payment debt instruments, defaulted and/or non-income producing securities, swap payable/receivable, wash sales, return of capital distributions received, convertible bonds, treasury inflation-protected securities and forward foreign currency, options and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Equity Call Premium Fund	$559,201	$—	$559,201
Strategic Alpha Fund	53,322,143	—	53,322,143

As of December 31, 2015, the capital loss carryforwards were as follows:

	Gateway Equity Call Premium Fund	Strategic Alpha Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,147,572)	$(44,704,672)
Long-term:
No expiration date	—	(5,507,048)

Total capital loss carryforward	$(1,147,572)	$(50,211,720)

As of June 30, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Gateway Equity Call Premium Fund	Strategic Alpha Fund
Unrealized appreciation (depreciation)
Investments	$5,680,250	$(32,182,239)
Foreign currency translations	—	(11,900,793)

Total unrealized appreciation (depreciation)	$5,680,250	$(44,083,032)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

l.  Loan Participations.  Strategic Alpha Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the

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Notes to Financial Statements (continued)

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borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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Notes to Financial Statements (continued)

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Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

o.  Securities Lending.  The Strategic Alpha Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended June 30, 2016, the Fund did not loan securities under this agreement.

p.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$65,754,510	$—	$—	$65,754,510
Short-Term Investments	—	2,033,853	—	2,033,853

Total	$65,754,510	$2,033,853	$—	$67,788,363

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,484,365)	$—	$(1,484,365)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—	$69,041,979	$995,000	(b)	$70,036,979
ABS Home Equity	—	123,326,637	3,103,327	(c)	126,429,964
ABS Other	—	35,373,377	11,777,432	(d)	47,150,809
Independent Energy	—	63,100,517	—	(e)	63,100,517
Non-Agency Commercial Mortgage-Backed Securities	—	55,145,212	15,128,525	(b)	70,273,737
All Other Non-Convertible Bonds(a)	—	555,551,977	—		555,551,977

Total Non-Convertible Bonds	—	901,539,699	31,004,284		932,543,983

Convertible Bonds
Midstream	—	4,045,163	10,129,875	(b)	14,175,038
All Other Convertible Bonds(a)	—	18,364,559	—		18,364,559

Total Convertible Bonds	—	22,409,722	10,129,875		32,539,597

Total Bonds and Notes	—	923,949,421	41,134,159		965,083,580

Senior Loans(a)	—	36,271,285	—		36,271,285
Loan Participations(a)	—	—	2,347,378	(b)	2,347,378
Preferred Stocks
Non-Convertible Preferred Stock(a)	—	4,166,250	—		4,166,250
Convertible Preferred Stocks(a)	1,868,221	—	—		1,868,221

Total Preferred Stocks	1,868,221	4,166,250	—		6,034,471

Common Stocks(a)	7,531,800	—	—		7,531,800
Other Investments(a)	—	—	8,729,271	(f)	8,729,271
Purchased Options(a)	—	869,504	—		869,504
Purchased Swaptions(a)	—	1,151,038	—		1,151,038
Short-Term Investments	—	153,865,562	—		153,865,562

Total Investments	9,400,021	1,120,273,060	52,210,808		1,181,883,889

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized appreciation)	$—	$42,564	$—	$42,564
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	413,130	—	413,130
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	586,888	—	586,888
Forward Foreign Currency Contracts (unrealized appreciation)	—	5,210,889	—	5,210,889

Total	$9,400,021	$1,126,526,531	$52,210,808	$1,188,137,360

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(47,163)	$—	$(47,163)
Written Swaptions(a)	—	(367)	—	(367)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(86,722)	—	(86,722)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(136,045)	—	(136,045)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(7,131,247)	—	(7,131,247)
Futures Contracts (unrealized depreciation)	(3,406,764)	—	—	(3,406,764)

Total	$(3,406,764)	$(7,401,544)	$—	$(10,808,308)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund ($1,355,401) or fair valued by the Fund’s adviser ($1,747,926).
(d)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund ($3,684,828) or fair valued by the Fund’s adviser ($8,092,604).
(e)	Fair valued at zero.
(f)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2015 and/or June 30, 2016:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—		$—	$—	$—	$995,000
ABS Home Equity	1,961,377		—	53,614	(34,491)	—
ABS Other	13,438,737		—	898	(2,083,764)	3,063,515
Independent Energy	—		148,350	—	(148,350)	—
Non-Agency Commercial Mortgage-Backed Securities	16,593,700		—	(3,250)	(161,448)	—
Convertible Bonds
Midstream	—		—	—	(1,709,812)	11,839,687
Loan Participations	2,445,609		—	(654)	(10,390)	—
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—
Other Investments
Aircraft ABS	8,820,000		—	—	(90,729)	—

Total	$43,259,423		$148,350	$50,608	$(4,238,984)	$15,898,202

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—	$—	$—	$995,000	$—
ABS Home Equity	(906,543)	2,029,370	—	3,103,327	(35,904)
ABS Other	(343,531)	814,713	(3,113,136)	11,777,432	(2,143,743)
Independent Energy	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	(1,300,477)	—	—	15,128,525	(167,045)
Convertible Bonds
Midstream	—	—	—	10,129,875	(1,709,812)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Loan Participations	$(87,187)	$—	$—	$2,347,378	$(11,915)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	8,729,271	(90,729)

Total	$(2,637,738)	$2,844,083	$(3,113,136)	$52,210,808	$(4,159,148)

(a)	Fair valued at zero.

A debt security valued at $618,522 was transferred from Level 2 to Level 3 during the period ended June 30, 2016. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $543,976 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $1,681,585 were transferred from Level 2 to Level 3 during the period ended June 30, 2016. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $3,113,136 was transferred from Level 3 to Level 2 during the period ended June 30, 2016. At December 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

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All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

Gateway Equity Call Premium Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the six months ended June 30, 2016, written index call options were used in accordance with this objective.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2016, the Fund used futures, forward foreign currency and option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2016, the Fund engaged in futures contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange

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Notes to Financial Statements (continued)

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contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2016, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2016, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2016, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(1,484,365)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2016, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Options written
Equity contracts	$(284,869)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$(840,007)

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Notes to Financial Statements (continued)

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The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$1,151,038	$—	$586,888	$1,737,926
Foreign exchange contracts	626,828	5,210,889	—	5,837,717
Credit contracts	—	—	896,082	896,082

Total over-the-counter asset derivatives	$1,777,866	$5,210,889	$1,482,970	$8,471,725

Exchange-traded/ cleared asset derivatives
Equity contracts	$242,676	$—	$—	$242,676
Credit contracts	—	—	1,342,109	1,342,109

Total exchange-traded/cleared asset derivatives	$242,676	$—	$1,342,109	$1,584,785

Total asset derivatives	$2,020,542	$5,210,889	$2,825,079	$10,056,510

Liabilities	Options/ swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Swap agreements at value[2]	Unrealized depreciation on futures contracts[3]	Total
Over-the-counter liability derivatives
Interest rate contracts	$(367)	$—	$—	$—	$(367)
Foreign exchange contracts	—	(7,131,247)	—	—	(7,131,247)
Credit contracts	—	—	(436,125)	—	(436,125)

Total over-the-counter liability derivatives	$(367)	$(7,131,247)	$(436,125)	$—	$(7,567,739)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$—	$(3,406,764)	$(3,406,764)
Credit contracts	—	—	(176,890)	—	(176,890)
Equity contracts	(47,163)	—	—	—	(47,163)

Total exchange-traded/cleared liability derivatives	$(47,163)	$—	$(176,890)	$(3,406,764)	$(3,630,817)

Total liability derivatives	$(47,530)	$(7,131,247)	$(613,015)	$(3,406,764)	$(11,198,556)

[1]	Represents purchased options/swaptions, at value.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statements of Assets and Liabilities.

[3]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2016, as reflected in the Statements of Operations were as follows:

Net Realized Loss on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$(92,666)	$(7,051,259)	$—	$—	$—
Foreign exchange contracts	569,582	—	—	—	(11,645,855)
Credit contracts	—	—	—	(2,196,008)	—
Equity contracts	1,547,311	(150,413)	(2,218,773)	—	—

Total	$2,024,227	$(7,201,672)	$(2,218,773)	$(2,196,008)	$(11,645,855)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options/ swaptions written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$(2,025,399)	$(2,682,748)	$578,437	$(1,720,028)	$—
Foreign exchange contracts	3,358	—	—	—	(782,230)
Credit contracts	—	—	—	809,487	—
Equity contracts	(468,088)	475,182	191,933	—	—

Total	$(2,490,129)	$(2,207,566)	$770,370	$(910,541)	$(782,230)

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options/swaptions during the period.
[5]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of investments in common stocks, for Gateway Equity Call Premium Fund, based on month-end notional amounts

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Notes to Financial Statements (continued)

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outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2016:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.97%
Highest Notional Amount Outstanding	99.11%
Lowest Notional Amount Outstanding	98.79%
Notional Amount Outstanding as of June 30, 2016	98.95%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	41.56%	60.69%	4.26%	2.01%
Highest Notional Amount Outstanding	59.34%	86.98%	6.24%	2.21%
Lowest Notional Amount Outstanding	33.82%	49.75%	1.66%	1.85%
Notional Amount Outstanding as of June 30, 2016	59.34%	49.75%	6.24%	2.21%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2016:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	5.91%	2.66%	2.21%	0.68%
Highest Market Value of Underlying Instruments	12.05%	7.22%	11.06%	4.84%
Lowest Market Value of Underlying Instruments	1.92%	2.11%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2016	2.40%	2.48%	2.40%	0.00%

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

*	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

The volume of interest rate swaption activity, as a percentage of net assets for Strategic Alpha Fund, based on average premiums paid or received during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Strategic Alpha Fund	Interest Rate Put Swaptions Purchased	Interest Rate Call Swaptions Purchased	Interest Rate Call Swaptions Written
Average Premium Paid/Received	0.11%	0.32%	0.14%
Highest Premium Paid/Received	0.14%	0.34%	0.15%
Lowest Premium Paid/Received	0.10%	0.31%	0.14%
Premium Paid/Received as of June 30, 2016	0.10%	0.34%	0.15%

The following is a summary of Gateway Equity Call Premium Fund’s written option activity:

Gateway Equity Call Premium Fund	Number of Contracts	Premiums
Outstanding at December 31, 2015	252	$1,260,695
Options written	1,732	6,737,732
Options terminated in closing purchase transactions	(1,674)	(6,719,034)
Options expired	—	—

Outstanding at June 30, 2016	310	$1,279,393

The following is a summary of Strategic Alpha Fund’s written option activity:

Strategic Alpha Fund	Number of Contracts	Premiums
Outstanding at December 31, 2015	—	$—
Options written	8,986	2,655,640
Options terminated in closing purchase transactions	(1,462)	(2,293,965)
Options expired	(7,336)	(122,579)
Options assigned	—	—

Outstanding at June 30, 2016	188	$239,096

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of Strategic Alpha Fund’s written interest rate swaption activity:

Strategic Alpha Fund	Notional Amount	Premiums
Outstanding at December 31, 2015	$130,200,000	$1,783,740
Swaptions written	—	—
Swaptions terminated in closing purchase transactions	—	—

Outstanding at June 30, 2016	$130,200,000	$1,783,740

OTC derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2016, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$2,986,767	$(2,986,767)	$—	$—	$—
Barclays Bank PLC	1,043,895	(215,639)	828,256	(828,256)	—
Credit Suisse International	412,606	(412,606)	—	—	—
Deutsche Bank AG	744,658	(271,103)	473,555	(473,555)	—
JPMorgan Chase Bank, N.A.	536,596	—	536,596	(536,596)	—
Morgan Stanley Capital Services, Inc.	2,747,203	(1,009,823)	1,737,380	—	1,737,380

	$8,471,725	$(4,895,938)	$3,575,787	$(1,838,407)	$1,737,380

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(4,695,583)	$2,986,767	$(1,708,816)	$880,000	$(828,816)
Barclays Bank PLC	(215,639)	215,639	—	—	—
Commonwealth Bank of Australia Sydney	(909,480)	—	(909,480)	—	(909,480)
Credit Suisse International	(466,111)	412,606	(53,505)	—	(53,505)
Deutsche Bank AG	(271,103)	271,103	—	—	—
Morgan Stanley Capital Services, Inc.	(1,009,823)	1,009,823	—	—	—

	$(7,567,739)	$4,895,938	$(2,671,801)	$880,000	$(1,791,801)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate

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Notes to Financial Statements (continued)

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that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$19,970,498	$12,356,153

These amounts include cash and U.S. government and agency securities received as collateral of $3,187,706. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	Other Securities
Fund	Purchases	Sales
Gateway Equity Call Premium Fund	$21,483,137	$10,168,065
Strategic Alpha Fund	330,592,936	588,850,828

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) is the investment adviser to Strategic Alpha Fund. Loomis Sayles’ general partner is indirectly owned by Natixis US. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Gateway Advisers and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’

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Notes to Financial Statements (continued)

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operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class Y
Gateway Equity Call Premium Fund	1.20%	1.95%	0.95%
Strategic Alpha Fund	1.30%	2.05%	1.05%

Gateway Advisers and Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Equity Call Premium Fund	$196,737	$52,982	$143,755	0.65%	0.47%
Strategic Alpha Fund	4,360,141	—	4,360,141	0.70%	0.70%

[1]	Management fee waivers are subject to possible recovery until December 31, 2017.

No expenses were recovered for either Fund during the six months ended June 30, 2016 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

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Notes to Financial Statements (continued)

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Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Equity Call Premium Fund	$6,400	$52	$157
Strategic Alpha Fund	102,622	70,281	210,842

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Equity Call Premium Fund	$13,403
Strategic Alpha Fund	275,822

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Equity Call Premium Fund	$13,068
Strategic Alpha Fund	438,032

As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Equity Call Premium Fund	$309
Strategic Alpha Fund	10,459

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016 were as follows:

Fund	Commissions
Strategic Alpha Fund	$4,234

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of June 30, 2016, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Strategic Alpha Fund representing 0.08% of the Fund’s net assets.

85  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

7.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

8.  Concentration of Risk.  The Funds’ investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

|  86

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Ownership
Gateway Equity Call Premium Fund	3	80.03%
Strategic Alpha Fund	3	47.46%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	317,044	$3,165,381	449,589	$4,570,382
Issued in connection with the reinvestment of distributions	2,521	25,795	3,514	35,722
Redeemed	(98,911)	(995,184)	(85,447)	(858,858)

Net change	220,654	$2,195,992	367,656	$3,747,246

Class C
Issued from the sale of shares	718	$7,000	3,581	$36,310
Issued in connection with the reinvestment of distributions	6	63	18	187
Redeemed	–	–	(100)	(1,028)

Net change	724	$7,063	3,499	$35,469

Class Y
Issued from the sale of shares	1,223,318	$12,032,146	4,210,869	$43,166,037
Issued in connection with the reinvestment of distributions	20,034	205,001	27,812	281,744
Redeemed	(386,918)	(3,817,626)	(1,402,243)	(14,430,566)

Net change	856,434	$8,419,521	2,836,438	$29,017,215

Increase (decrease) from capital share transactions	1,077,812	$10,622,576	3,207,593	$32,799,930

87  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Loomis Sayles Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	985,711	$9,298,285	6,366,120	$62,543,457
Issued in connection with the reinvestment of distributions	58,363	550,499	318,954	3,111,420
Redeemed	(6,069,750)	(56,856,867)	(4,852,855)	(47,380,866)

Net change	(5,025,676)	$(47,008,083)	1,832,219	$18,274,011

Class C
Issued from the sale of shares	74,504	$696,799	1,290,714	$12,573,109
Issued in connection with the reinvestment of distributions	29,043	272,565	122,269	1,191,265
Redeemed	(1,267,943)	(11,890,187)	(1,956,904)	(19,229,282)

Net change	(1,164,396)	$(10,920,823)	(543,921)	$(5,464,908)

Class Y
Issued from the sale of shares	12,062,143	$113,368,695	44,468,853	$439,028,093
Issued in connection with the reinvestment of distributions	1,043,811	9,840,017	3,252,297	31,686,738
Redeemed	(27,478,430)	(258,294,754)	(41,791,361)	(408,640,263)

Net change	(14,372,476)	$(135,086,042)	5,929,789	$62,074,568

Increase (decrease) from capital share transactions	(20,562,548)	$(193,014,948)	7,218,087	$74,883,671

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SEMIANNUAL REPORT

June 30, 2016

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Global Macro Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Portfolio Review page 1

Portfolio of Investments page 16

Financial Statements page  41

Notes to Financial Statements page 68

ASG DYNAMIC ALLOCATION FUND

Managers	Symbols
Alexander D. Healy, PhD	Class A DAAFX
Robert S. Rickard	Class C DACFX
Derek M. Schug, CFA®	Class Y DAYFX
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.

Average Annual Total Returns — June 30, 20164

	6 months	Life of Fund

Class A (Inception 11/30/15)
NAV	-0.30%	-1.58%
With 5.75% Maximum Sales Charge	-6.02	-7.24

Class C (Inception 11/30/15)
NAV	-0.61	-1.97
With CDSC[1]	-1.60	-2.95

Class Y (Inception 11/30/15)
NAV	-0.20	-1.46

Comparative Performance
Morningstar® Global Allocation IndexSM [2]	4.55	3.43
Blended Index[3]	2.62	1.40

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Morningstar® Global Allocation Index represents a diverse multi-asset-class portfolio of liquid global asset classes that reflects the global investment opportunities available to an investor with a moderate risk tolerance.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net)/40% Barclays U.S. Aggregate Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

ASG GLOBAL ALTERNATIVES FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A GAFAX
Alexander D. Healy, PhD	Class C GAFCX
Peter A. Lee	Class N GAFNX
Philippe P. Lüdi, CFA®, PhD	Class Y GAFYX
Robert W. Sinnott
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	Life of Class

Class A (Inception 9/30/08)				Class A/C/Y	Class N
NAV	-9.83%	-15.25%	0.33%	2.30%	—%
With 5.75% Maximum Sales Charge	-15.02	-20.12	-0.85	1.52	—

Class C (Inception 9/30/08)
NAV	-10.19	-15.88	-0.42	1.53	—
With CDSC[1]	-11.09	-16.72	-0.42	1.53	—

Class N (Inception 5/1/13)
NAV	-9.70	-14.98	—	—	-0.40

Class Y (Inception 9/30/08)
NAV	-9.77	-14.97	0.57	2.55	—

Comparative Performance
Barclay Fund of Funds Index[2]	-2.15	-4.77	1.57	1.36	1.57

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ASG GLOBAL MACRO FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A GMFAX
Alexander D. Healy, PhD	Class C GMFCX
Peter A. Lee	Class Y GMFYX
Philippe P. Lüdi, CFA®, PhD
Robert W. Sinnott
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund seeks capital appreciation by pursuing long-term positive returns independent of market cycles.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	Life of Fund

Class A (Inception 12/1/14)
NAV	-6.58%	-6.87%	-5.30%
With 5.75% Maximum Sales Charge	-11.96	-12.18	-8.79

Class C (Inception 12/1/14)
NAV	-6.95	-7.61	-5.97
With CDSC[1]	-7.87	-8.53	-5.97

Class Y (Inception 12/1/14)
NAV	-6.46	-6.65	-5.03

Comparative Performance
Barclay Global Macro Index[2]	-0.65	0.45	1.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Barclay Global Macro Index tracks the net-of-fees performance of approximately 150 global macro funds as reported to BarclayHedge, Ltd. The number of funds included may change over time. These funds may hold long and short positions in global markets, including stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most Global Macro funds invest globally in both developed and emerging markets. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The Fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Global Macro Index returns reported by the Fund may differ from the index returns for the same period published by others. Life of Fund Performance is calculated from November 30, 2014.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

ASG MANAGED FUTURES STRATEGY FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A AMFAX
Alexander D. Healy, PhD	Class C ASFCX
Peter A. Lee	Class Y ASFYX
Philippe P. Lüdi, CFA®, PhD
Robert W. Sinnott
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

Average Annual Total Returns — June 30, 20164

	6 Months		1 Year	5 Years	Life of Fund

Class A (Inception 7/30/10)
NAV	5.30%[5]		4.05%	4.83%	6.34%
With 5.75% Maximum Sales Charge	-0.73		-1.96	3.59	5.28

Class C (Inception 7/30/10)
NAV	4.97	[5]	3.32	4.04	5.53
With CDSC[1]	3.97		2.32	4.04	5.53

Class Y (Inception 7/30/10)
NAV	5.48	[5]	4.29	5.09	6.59

Comparative Performance
Credit Suisse Managed Futures Liquid Index[2]	6.25		6.84	5.02	4.25
SG Trend Index[3]	1.90		4.54	3.68	4.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Effective March 7, 2016, the Credit Suisse Managed Futures Liquid Index replaced the SG Trend Index as the Fund’s primary benchmark because the Fund believes the Credit Suisse Managed Futures Liquid Index is a more appropriate comparison to the Fund’s investment strategies. Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies.

3	SG Trend Index is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers. You may not invest directly in an index. Effective January 5, 2016, the Newedge Trend Index was rebranded to the SG Trend Index. There has been no change to the calculation or definition of the index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

|  4

ASG TACTICAL U.S. MARKET FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A USMAX
Alexander D. Healy, PhD	Class C USMCX
Peter A. Lee	Class Y USMYX
Philippe P. Lüdi, CFA®, PhD
Robert W. Sinnott
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)
Kevin H. Maeda
Serena V. Stone, CFA®
Active Investment Advisors, a division of NGAM Advisors, L.P. (Subadviser)

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 9/30/13)
NAV	0.44%	-2.80%	8.85%
With 5.75% Maximum Sales Charge	-5.37	-8.39	6.52

Class C (Inception 9/30/13)
NAV	0.18	-3.52	8.07
With CDSC[1]	-0.82	-4.49	8.07

Class Y (Inception 9/30/13)
NAV	0.61	-2.54	9.13

Comparative Performance
S&P 500® Index[2]	3.84	3.99	10.71
Barclay Equity Long/Short Index[3]	-1.83	-2.63	2.98

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Barclay Equity Long/Short Index is comprised of roughly 400 equity-oriented hedge funds which hold both long and short stock positions and tend to tactically vary their net market exposure, i.e., market beta, based on their assessment of market risk and expected return. Index returns are recalculated by BarclayHedge Ltd. Throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Equity Long/Short Index returns reported by the fund may differ from the index returns for the same period published by others.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5  |

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

|  6

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

7  |

ASG DYNAMIC ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$997.00	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82
Class C
Actual	$1,000.00	$993.90	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.57
Class Y
Actual	$1,000.00	$998.00	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), including interest expense: 1.16%, 1.91% and 0.92% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

ASG GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$901.70	$7.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.87
Class C
Actual	$1,000.00	$898.10	$10.95
Hypothetical (5% return before expenses)	$1,000.00	$1,013.33	$11.61
Class N
Actual	$1,000.00	$903.00	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class Y
Actual	$1,000.00	$902.30	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.62

*	Expenses are equal to the Fund's annualized expense ratio, including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.57%, 2.32%, 1.24% and 1.32% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

|  8

ASG GLOBAL MACRO FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$934.20	$8.32
Hypothetical (5% return before expenses)	$1,000.00	$1,016.26	$8.67
Class C
Actual	$1,000.00	$930.50	$11.90
Hypothetical (5% return before expenses)	$1,000.00	$1,012.53	$12.41
Class Y
Actual	$1,000.00	$935.40	$7.12
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement), including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.73%, 2.48% and 1.48%, for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

ASG MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016**	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016**
Class A
Actual	$1,000.00	$1,054.00	$8.84
Hypothetical (5% return before expenses)	$1,000.00	$1,016.26	$8.67
Class C
Actual	$1,000.00	$1,050.60	$12.64
Hypothetical (5% return before expenses)	$1,000.00	$1,012.53	$12.41
Class Y
Actual	$1,000.00	$1,055.80	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42

*	Expenses are equal to the Fund's annualized expense ratio, including expenses of the Subsidiary (see Note 1 of Notes to Financial Statements) and interest expense: 1.73%, 2.48% and 1.48% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

**	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial statement purposes. Amounts expressed in the table include the effect of such adjustments.

9  |

ASG TACTICAL U.S. MARKET FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,004.40	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27
Class C
Actual	$1,000.00	$1,001.80	$9.95
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02
Class Y
Actual	$1,000.00	$1,006.10	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00% and 1.00% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

|  10

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. The ASG Dynamic Allocation Fund was not included in the most recent annual review as the Fund’s initial board-approved advisory agreement is in effect until November 30, 2017.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal

11  |

performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or

|  12

category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term. The Trustees also noted that each of the ASG Global Macro Fund and the ASG Tactical U.S. Market Fund was relatively new and therefore had a limited operating history on which to judge its performance record.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds has an expense cap in place and they considered the amounts waived or reimbursed by the Advisers for the Funds with current expenses above the cap. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered factors that management believed justified such relatively higher fee rates. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s net expense ratio was at or not significantly above the median of a peer group of funds; and (2) that the Fund had achieved excess performance returns during the three and five year periods relative to the medians of a peer group of funds.

13  |

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that each of the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

|  14

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to NGAM Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2017.

15  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds — 8.3%
3,298	iShares® Core U.S. Aggregate Bond ETF	$371,256
1,018	SPDR® Barclays International Treasury Bond ETF(b)	58,189
692	Vanguard FTSE All World ex-U.S. Small-Cap ETF	64,418
1,775	Vanguard FTSE Developed Markets ETF	62,764
1,313	Vanguard FTSE Europe ETF	61,264
1,156	Vanguard FTSE Pacific ETF	64,424
4,159	Vanguard Intermediate-Term Corporate Bond ETF	371,856
1,660	Vanguard Mid-Cap ETF	205,226
931	Vanguard Total International Bond ETF	51,857
1,915	Vanguard Total Stock Market ETF	205,211
2,432	Vanguard Value ETF	206,696

	Total Exchange-Traded Funds (Identified Cost $1,684,953)	1,723,161

Principal Amount
Short-Term Investments — 90.6%
	Certificates of Deposit — 67.4%
$800,000	Societe Generale S.A., 0.390%, 7/05/2016	800,008
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 7/07/2016	899,999
850,000	Credit Agricole Corporate & Investment Bank, 0.420%, 7/12/2016	850,018
500,000	Landesbank Hessen (NY), 0.400%, 7/21/2016	500,004
800,000	Abbey National Treasury Services PLC (CT), 0.580%, 7/25/2016	800,100
500,000	National Australia Bank, 0.800%, 8/02/2016	500,184
750,000	Swedbank (NY), 0.510%, 8/03/2016	750,091
800,000	DNB Bank ASA, 0.560%, 8/11/2016	800,156
500,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016	500,248
800,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	800,246
800,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.750%, 9/08/2016	800,345
850,000	Credit Industriel et Commercial (NY), 0.620%, 9/15/2016	850,076
850,000	Bank of Nova Scotia (TX), 0.777%, 10/03/2016(c)	850,335
800,000	Banco Del Estado de Chile (NY), 0.715%, 10/07/2016(c)	800,152
700,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	700,240
500,000	Rabobank Nederland NV, 0.798%, 11/21/2016(c)	500,049
800,000	State Street Bank and Trust Company, 0.795%, 12/07/2016(c)	799,944
750,000	Sumitomo Mitsui Bank (NY), 0.909%, 1/04/2017(c)	750,015
800,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.826%, 1/09/2017(c)	799,830

		14,052,040

	Commercial Paper — 11.0%
500,000	Oversea-Chinese Banking Corp. Ltd., 0.571%, 7/07/2016(d)	499,967
900,000	JPMorgan Securities LLC, 0.797%, 7/12/2016(c)	900,112
900,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 7/19/2016(d)	899,788

		2,299,867

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Dynamic Allocation Fund – (continued)

Principal Amount	Description	Value (†)
	Time Deposits — 8.4%
$850,000	Canadian Imperial Bank of Commerce, 0.280%, 7/01/2016	$850,000
900,000	National Bank of Kuwait, 0.310%, 7/01/2016(c)	900,000

		1,750,000

	Other Notes — 3.8%
800,000	Bank of America N.A., 0.670%, 7/06/2016(c)	800,036

	Total Short-Term Investments (Identified Cost $18,899,924)	18,901,943

	Total Investments — 98.9% (Identified Cost $20,584,877)(a)	20,625,104
	Other assets less liabilities — 1.1%	239,851

	Net Assets — 100.0%	$20,864,955

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $20,584,877 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$54,859
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,632)

	Net unrealized appreciation	$40,227

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Investment Summary at June 30, 2016 (Unaudited)

Certificates of Deposit	67.4%
Commercial Paper	11.0
Time Deposits	8.4
Exchange-Traded Funds	8.3
Other Notes	3.8

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 100.3% of Net Assets
	Certificates of Deposit — 77.5%
$100,000,000	KBC Bank NV, 0.400%, 7/05/2016	$100,000,000
115,000,000	Societe Generale S.A., 0.390%, 7/06/2016	115,001,342
120,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 7/07/2016	119,999,858
40,000,000	Sumitomo Mitsui Trust Bank (NY), 0.400%, 7/07/2016	40,000,516
75,000,000	Svenska Handelsbanken (NY), 0.580%, 7/08/2016	75,003,300
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.847%, 7/08/2016(b)	50,004,800
120,000,000	Credit Agricole Corporate & Investment Bank, 0.420%, 7/12/2016	120,002,560
80,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.390%, 7/15/2016	79,999,665
65,000,000	Landesbank Hessen (NY), 0.400%, 7/21/2016	65,000,529
76,000,000	Abbey National Treasury Services PLC (CT), 0.580%, 7/25/2016	76,009,500
50,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	50,018,400
90,000,000	Swedbank (NY), 0.510%, 8/03/2016	90,010,980
45,000,000	Mizuho Bank Ltd. (NY), 0.610%, 8/04/2016	45,007,740
40,000,000	Bank of Nova Scotia (TX), 0.757%, 8/08/2016(b)	40,012,080
50,000,000	DNB Bank ASA, 0.560%, 8/11/2016	50,009,750
100,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	100,049,600
50,000,000	Mizuho Bank Ltd. (NY), 0.680%, 8/18/2016	50,012,250
40,200,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	40,212,341
125,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.750%, 9/08/2016	125,053,875
66,000,000	Credit Industriel et Commercial (NY), 0.620%, 9/15/2016	66,005,899
60,000,000	Bank of Nova Scotia (TX), 0.777%, 10/03/2016(b)(c)	60,023,640
50,000,000	Banco Del Estado de Chile (NY), 0.715%, 10/07/2016(b)	50,009,500
10,000,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	10,003,430
57,000,000	Royal Bank of Canada, 0.835%, 11/07/2016(b)	57,020,121
90,000,000	Rabobank Nederland NV, 0.798%, 11/21/2016(b)(c)	90,008,820
45,000,000	Toronto Dominion Bank, 0.850%, 12/01/2016	45,005,760
50,000,000	State Street Bank and Trust Company, 0.795%, 12/07/2016(b)(c)	49,996,500
50,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.826%, 1/09/2017(b)(c)	49,989,350
25,000,000	Westpac Banking Corp. (NY), 0.924%, 2/06/2017(b)	25,003,925
95,000,000	Bank of Montreal (IL), 1.028%, 5/12/2017(b)(c)	95,026,030

		2,029,502,061

	Commercial Paper — 8.2%
44,000,000	ING (U.S.) Funding LLC, 0.601%, 7/01/2016(d)	43,999,692
40,000,000	Oversea-Chinese Banking Corp. Ltd., 0.571%, 7/07/2016(d)	39,997,360
50,000,000	ING (U.S.) Funding LLC, 0.601%, 7/11/2016(d)	49,995,400
30,000,000	JPMorgan Securities LLC, 0.797%, 7/12/2016(b)	30,003,750
50,000,000	JPMorgan Securities LLC, 0.854%, 7/21/2016(d)	49,988,350

		213,984,552

	Other Notes — 7.6%
130,000,000	Bank of America N.A., 0.670%, 7/06/2016(b)	130,005,850
50,000,000	Wells Fargo Bank, National Association, 0.817%, 11/18/2016(b)	50,003,600
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.882%, 12/07/2016(b)	19,998,300

		200,007,750

See accompanying notes to financial statements.

|  18

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Alternatives Fund – (continued)

Principal Amount	Description	Value (†)
	Time Deposits — 4.7%
$121,700,000	National Bank of Kuwait, 0.310%, 7/01/2016(b)	$121,700,000

	Treasuries — 2.3%
26,500,000	U.S. Treasury Bills, 0.200%-0.465%, 7/07/2016(d)(e)(f)	26,499,735
25,500,000	U.S. Treasury Bills, 0.250%, 7/21/2016(d)(e)	25,497,399
8,000,000	U.S. Treasury Bills, 0.210%-0.385%, 8/18/2016(d)(e)(f)	7,997,552

		59,994,686

	Total Short-Term Investments (Identified Cost $2,624,883,499)	2,625,189,049

	Total Investments — 100.3% (Identified Cost $2,624,883,499)(a)	2,625,189,049
	Other assets less liabilities — (0.3)%	(7,064,770)

	Net Assets — 100.0%	$2,618,124,279

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $2,624,883,499 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$338,337
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(32,787)

	Net unrealized appreciation	$305,550

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/21/2016	Australian Dollar	35,300,000	$26,252,848	$156,313
Buy[1]	9/21/2016	British Pound	26,562,500	35,387,564	(2,327,234)
Sell[1]	9/21/2016	British Pound	45,625,000	60,783,346	4,279,539
Sell[1]	9/21/2016	British Pound	5,312,500	7,077,513	(10,432)
Sell[1]	9/21/2016	Canadian Dollar	9,500,000	7,354,394	105,591
Buy[1]	9/21/2016	Euro	44,625,000	49,662,814	(803,215)
Sell[1]	9/21/2016	Euro	156,125,000	173,750,292	3,422,512

See accompanying notes to financial statements.

19  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Alternatives Fund – (continued)

Contract to Buy/Sell – (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/21/2016	Euro	67,625,000	$75,259,334	$(177,549)
Buy[1]	9/21/2016	Japanese Yen	6,012,500,000	58,376,869	1,675,047
Buy[1]	9/21/2016	Japanese Yen	2,125,000,000	20,632,158	(242,692)
Sell[1]	9/21/2016	Japanese Yen	3,337,500,000	32,404,624	(398,587)
Buy[1]	9/21/2016	Swedish Krona	138,000,000	16,366,021	(298,920)
Sell[1]	9/21/2016	Swedish Krona	338,000,000	40,084,892	1,495,676
Buy[1]	9/21/2016	Swiss Franc	5,875,000	6,043,237	(120,665)
Sell[1]	9/21/2016	Swiss Franc	17,875,000	18,386,871	295,819

Total					$7,051,203

1 Counterparty is UBS AG

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	9/16/2016	145	$39,133,144	$614,421
E-mini S&P 500®	9/16/2016	1,992	208,183,920	1,078,195
FTSE 100 Index	9/16/2016	766	65,810,857	4,393,236
German Euro Bund	9/08/2016	144	26,706,440	437,386
Hang Seng Index®	7/28/2016	604	82,057,995	4,049,958
TOPIX	9/08/2016	717	87,663,222	(5,302,720)

Total				$5,270,476

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper LME	9/21/2016	398	$48,237,600	$1,233,800
Gold	8/29/2016	331	43,711,860	466,450
Nickel LME	9/21/2016	15	849,780	68,445
Zinc LME	9/21/2016	8	421,250	14,650

Total				$1,783,345

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/19/2016	12,535	$3,112,597,187	$(2,818,287)
UK Long Gilt	9/28/2016	889	152,065,447	(2,905,505)
2 Year U.S. Treasury Note	9/30/2016	2,208	484,276,502	(2,388,910)
10 Year Japan Government Bond	9/12/2016	321	475,352,927	(1,735,438)
10 Year U.S. Treasury Note	9/21/2016	751	99,871,266	(1,619,219)

Total				$(11,467,359)

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Alternatives Fund – (continued)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2016	37	$1,527,406	$(86,719)
Brent Crude Oil	7/29/2016	175	8,699,250	(339,810)
Copper LME	9/21/2016	556	67,387,200	(3,516,989)
Low Sulfur Gasoil	8/11/2016	170	7,586,250	—
Natural Gas	7/27/2016	306	8,947,440	(385,560)
New York Harbor ULSD	7/29/2016	126	7,878,200	(18,522)
Nickel LME	9/21/2016	49	2,775,948	(294)
WTI Crude Oil	7/20/2016	273	13,194,090	236,580
Zinc LME	9/21/2016	54	2,843,438	(22,207)

Total				$(4,133,521)

2 Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2016 (Unaudited)

Certificates of Deposit	77.5%
Commercial Paper	8.2
Other Notes	7.6
Time Deposits	4.7
Treasuries	2.3

Total Investments	100.3
Other assets less liabilities (including forward foreign currency and futures contracts)	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Macro Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 97.8% of Net Assets
	Certificates of Deposit — 69.6%
$1,000,000	Societe Generale S.A., 0.390%, 7/05/2016	$1,000,010
1,100,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 7/07/2016	1,099,999
500,000	Sumitomo Mitsui Trust Bank (NY), 0.847%, 7/08/2016(b)	500,048
1,000,000	Credit Agricole Corporate & Investment Bank, 0.420%, 7/12/2016	1,000,021
1,100,000	Abbey National Treasury Services PLC (CT), 0.580%, 7/25/2016	1,100,138
1,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	1,000,368
1,100,000	Swedbank (NY), 0.510%, 8/03/2016	1,100,134
1,100,000	Mizuho Bank Ltd. (NY), 0.610%, 8/04/2016	1,100,189
1,100,000	DNB Bank ASA, 0.560%, 8/11/2016	1,100,215
1,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	1,000,496
1,000,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	1,000,307
1,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.750%, 9/08/2016(c)	1,000,431
1,100,000	Credit Industriel et Commercial (NY), 0.620%, 9/15/2016	1,100,098
750,000	Bank of Nova Scotia (TX), 0.777%, 10/03/2016(b)	750,296
1,200,000	Banco Del Estado de Chile (NY), 0.715%, 10/07/2016(b)	1,200,228
1,100,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	1,100,377
1,000,000	Rabobank Nederland NV, 0.798%, 11/21/2016(b)	1,000,098
500,000	Toronto Dominion Bank, 0.850%, 12/01/2016	500,064
900,000	State Street Bank and Trust Company, 0.792%, 12/14/2016(b)	899,871
1,000,000	Sumitomo Mitsui Bank (NY), 0.909%, 1/04/2017(b)	1,000,020
800,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.826%, 1/09/2017(b)	799,830
1,000,000	Bank of Montreal (IL), 1.028%, 5/12/2017(b)(c)	1,000,274

		21,353,512

	Commercial Paper — 11.4%
1,000,000	ING (U.S.) Funding LLC, 0.601%, 7/01/2016(d)	999,993
1,000,000	Oversea-Chinese Banking Corp. Ltd., 0.571%, 7/07/2016(d)	999,934
300,000	JPMorgan Securities LLC, 0.797%, 7/12/2016(b)	300,037
1,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 7/19/2016(d)	1,199,717

		3,499,681

	Time Deposits — 7.0%
1,000,000	Canadian Imperial Bank of Commerce, 0.280%, 7/01/2016	1,000,000
1,150,000	National Bank of Kuwait, 0.310%, 7/01/2016(b)	1,150,000

		2,150,000

	Treasuries — 6.9%
450,000	U.S. Treasury Bills, 0.265%-0.465%, 7/07/2016(d)(e)(f)	449,995
700,000	U.S. Treasury Bills, 0.235%, 8/18/2016(d)(e)	699,786
950,000	U.S. Treasury Bills, 0.235%-0.275%, 9/22/2016(d)(e)(f)	949,472

		2,099,253

See accompanying notes to financial statements.

|  22

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Macro Fund – (continued)

Principal Amount	Description	Value (†)
	Other Notes — 2.9%
$900,000	Bank of America N.A., 0.670%, 7/06/2016(b)	$900,041

	Total Short-Term Investments (Identified Cost $29,998,553)	30,002,487

	Total Investments — 97.8% (Identified Cost $29,998,553)(a)	30,002,487
	Other assets less liabilities — 2.2%	681,727

	Net Assets — 100.0%	$30,684,214

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $29,998,553 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,308
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(374)

	Net unrealized appreciation	$3,934

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/21/2016	Australian Dollar	4,800,000	$3,569,792	$(12,713)
Sell[1]	9/21/2016	Australian Dollar	5,400,000	4,016,016	(24,954)
Buy[1]	9/21/2016	British Pound	1,437,500	1,915,092	(180,326)
Sell[1]	9/21/2016	British Pound	1,812,500	2,414,681	175,780
Buy[1]	9/21/2016	Canadian Dollar	5,600,000	4,335,222	22,897
Buy[1]	9/21/2016	Canadian Dollar	3,000,000	2,322,440	(11,186)
Sell[1]	9/21/2016	Canadian Dollar	3,000,000	2,322,440	33,345
Buy[1]	9/21/2016	Euro	1,750,000	1,947,561	6,103
Buy[1]	9/21/2016	Euro	2,750,000	3,060,453	(53,473)
Sell[1]	9/21/2016	Euro	7,500,000	8,346,691	159,907
Buy[1]	9/21/2016	Japanese Yen	387,500,000	3,762,335	115,054
Sell[1]	9/21/2016	Japanese Yen	150,000,000	1,456,388	(22,825)

See accompanying notes to financial statements.

23  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Macro Fund – (continued)

Contract to Buy/Sell – (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/21/2016	New Zealand Dollar	5,100,000	$3,627,133	$16,261
Sell[1]	9/21/2016	New Zealand Dollar	2,000,000	1,422,405	(16,565)
Buy[1]	9/21/2016	Norwegian Krone	30,000,000	3,584,218	(86,036)
Sell[1]	9/21/2016	Norwegian Krone	44,000,000	5,256,854	25,791
Sell[1]	9/21/2016	Norwegian Krone	10,000,000	1,194,739	(21,601)
Buy[1]	9/21/2016	Singapore Dollar	375,000	278,151	1,599
Buy[1]	9/21/2016	Swedish Krona	26,000,000	3,083,453	(58,775)
Buy[1]	9/21/2016	Swiss Franc	125,000	128,580	(2,069)
Sell[1]	9/21/2016	Swiss Franc	3,500,000	3,600,227	47,640
Buy[1]	9/21/2016	Turkish Lira	600,000	204,725	2,521

Total					$116,375

1 Counterparty is UBS AG

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Dow	9/16/2016	1	$89,095	$210
E-mini NASDAQ 100	9/16/2016	1	88,140	(1,022)
Euro Schatz	9/08/2016	77	9,576,037	14,693
Euro-BTP	9/08/2016	1	158,261	1,753
Euro-OAT	9/08/2016	7	1,249,057	13,428
FTSE/JSE Top 40 Index	9/15/2016	80	2,529,886	65,594
German Euro BOBL	9/08/2016	31	4,596,140	22,162
S&P/TSX 60 Index	9/15/2016	2	252,115	952
2 Year U.S. Treasury Note	9/30/2016	6	1,315,969	344
3 Year Australia Government Bond	9/15/2016	25	2,110,318	2,042
5 Year U.S. Treasury Note	9/30/2016	14	1,710,297	6,054
10 Year Australia Government Bond	9/15/2016	37	3,758,372	(8,995)
10 Year Canada Government Bond	9/21/2016	72	8,250,226	87,635
10 Year U.S. Treasury Note	9/21/2016	3	398,953	375
30 Year U.S. Treasury Bond	9/21/2016	5	861,719	17,844

Total				$223,069

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2016	15	$619,219	$18,082
Cocoa	9/15/2016	15	444,450	(13,290)
Copper LME	9/21/2016	2	242,400	7,365
Corn	12/14/2016	7	129,938	(24,137)
Cotton	12/07/2016	6	192,510	(4,560)
Nickel LME	9/21/2016	3	169,956	3,879
Silver	9/28/2016	2	186,230	1,305
Soybean	11/14/2016	10	576,625	(212)
Sugar	9/30/2016	24	546,470	24,416
Zinc LME	9/21/2016	6	315,937	9,452

Total				$22,300

See accompanying notes to financial statements.

|  24

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Global Macro Fund – (continued)

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	9/16/2016	3	$809,651	$(24,351)
E-mini S&P 500®	9/16/2016	11	1,149,610	(34,735)
FTSE 100 Index	9/16/2016	7	601,405	(32,682)
German Euro Bund	9/08/2016	40	7,418,456	(123,892)
Hang Seng Index®	7/28/2016	2	271,715	(14,023)
MSCI Singapore	7/28/2016	20	473,595	(8,351)
MSCI Taiwan Index	7/28/2016	40	1,279,220	(55,031)
S&P CNX Nifty Futures Index	7/28/2016	37	618,716	(16,367)
TOPIX	9/08/2016	4	489,056	(12,902)
UK Long Gilt	9/28/2016	34	5,815,776	(36,303)
10 Year Japan Government Bond	9/12/2016	12	17,770,203	(74,856)

Total				$(433,493)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper	9/28/2016	3	$164,662	$(4,325)
Copper LME	9/21/2016	4	484,800	(23,290)
Gold	8/29/2016	4	528,240	(13,370)
Live Cattle	8/31/2016	11	505,230	4,500
Natural Gas	7/27/2016	4	116,960	(5,040)
New York Harbor ULSD	7/29/2016	2	125,051	(1,961)
Nickel LME	9/21/2016	7	396,564	(31,941)
Soybean Oil	12/14/2016	2	38,484	396
Wheat	9/14/2016	15	334,125	8,912

Total				$(66,119)

2 Commodity futures are held by ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2016 (Unaudited)

Certificates of Deposit	69.6%
Commercial Paper	11.4
Time Deposits	7.0
Treasuries	6.9
Other Notes	2.9

Total Investments	97.8
Other assets less liabilities (including forward foreign currency and futures contracts)	2.2

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 97.1% of Net Assets
	Certificates of Deposit — 71.0%
$71,200,000	Societe Generale S.A., 0.390%, 7/05/2016	$71,200,722
34,000,000	Societe Generale S.A., 0.390%, 7/06/2016	34,000,397
60,000,000	BNP Paribas Fortis Bank (NY), 0.400%, 7/06/2016	60,000,000
65,000,000	Skandinaviska Enskilda Bank AB (NY), 0.800%, 7/06/2016	65,005,525
130,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.390%, 7/07/2016	129,999,847
30,000,000	Sumitomo Mitsui Trust Bank (NY), 0.400%, 7/07/2016	30,000,387
25,000,000	Svenska Handelsbanken (NY), 0.580%, 7/08/2016	25,001,100
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.847%, 7/08/2016(b)	50,004,800
155,000,000	Credit Agricole Corporate & Investment Bank, 0.420%, 7/12/2016	155,003,306
60,000,000	Landesbank Hessen (NY), 0.400%, 7/21/2016	60,000,488
33,000,000	Abbey National Treasury Services PLC (CT), 0.580%, 7/25/2016	33,004,125
50,000,000	National Australia Bank, 0.800%, 8/02/2016(c)	50,018,400
100,000,000	Swedbank (NY), 0.510%, 8/03/2016	100,012,200
55,000,000	Mizuho Bank Ltd. (NY), 0.610%, 8/04/2016	55,009,460
60,000,000	Bank of Nova Scotia (TX), 0.757%, 8/08/2016(b)(c)	60,018,120
22,000,000	DNB Bank ASA, 0.560%, 8/11/2016	22,004,290
50,000,000	Skandinaviska Enskilda Bank AB (NY), 0.730%, 8/15/2016(c)	50,024,800
70,000,000	Mizuho Bank Ltd. (NY), 0.680%, 8/18/2016	70,017,150
50,000,000	Wells Fargo Bank, National Association, 0.830%, 8/19/2016	50,015,350
50,000,000	Svenska Handelsbanken (NY), 0.830%, 9/01/2016	50,029,100
115,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.750%, 9/08/2016	115,049,565
145,000,000	Credit Industriel et Commercial (NY), 0.620%, 9/15/2016	145,012,960
75,000,000	Bank of Nova Scotia (TX), 0.777%, 10/03/2016(b)(c)	75,029,550
125,000,000	Banco Del Estado de Chile (NY), 0.715%, 10/07/2016(b)	125,023,750
35,000,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	35,012,005
39,000,000	Toronto Dominion Bank, 1.000%, 11/07/2016(c)	39,034,437
100,000,000	Rabobank Nederland NV, 0.798%, 11/21/2016(b)	100,009,800
50,000,000	Toronto Dominion Bank, 0.850%, 12/01/2016	50,006,400
50,000,000	State Street Bank and Trust Company, 0.795%, 12/07/2016(b)	49,996,500
75,000,000	State Street Bank and Trust Company, 0.792%, 12/14/2016(b)	74,989,275
75,000,000	Sumitomo Mitsui Trust Bank (NY), 0.971%, 1/03/2017(b)	75,000,000
150,000,000	Sumitomo Mitsui Bank (NY), 0.909%, 1/04/2017(b)	150,003,006
100,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.826%, 1/09/2017(b)(c)	99,978,700
75,000,000	Westpac Banking Corp. (NY), 0.924%, 2/06/2017(b)(c)	75,011,775
120,000,000	Bank of Montreal (IL), 1.028%, 5/12/2017(b)	120,032,880

		2,549,560,170

	Treasuries — 8.0%
51,000,000	U.S. Treasury Bills, 0.265%-0.465%, 7/07/2016(d)(e)(f)	50,999,490
33,500,000	U.S. Treasury Bills, 0.235%-0.385%, 8/18/2016(d)(e)(f)	33,489,749
88,500,000	U.S. Treasury Bills, 0.275%-0.313%, 9/22/2016(d)(e)(f)	88,450,794
90,000,000	U.S. Treasury Bills, 0.338%-0.360%, 10/20/2016(d)(e)(f)	89,934,840
25,000,000	U.S. Treasury Bills, 0.305%, 11/17/2016(d)(e)	24,975,475

		287,850,348

See accompanying notes to financial statements.

|  26

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Paper — 7.3%
$125,000,000	Oversea-Chinese Banking Corp. Ltd., 0.571%, 7/07/2016(d)	$124,991,750
20,000,000	ING (U.S.) Funding LLC, 0.601%, 7/11/2016(d)	19,998,160
50,000,000	JPMorgan Securities LLC, 0.797%, 7/12/2016(b)	50,006,250
47,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.400%, 7/19/2016(d)	47,188,864
20,000,000	JPMorgan Securities LLC, 0.854%, 7/21/2016(d)	19,995,340

		262,180,364

	Time Deposits — 6.2%
58,000,000	Canadian Imperial Bank of Commerce, 0.280%, 7/01/2016	58,000,000
165,500,000	National Bank of Kuwait, 0.310%, 7/01/2016(b)	165,500,000

		223,500,000

	Other Notes — 4.6%
130,000,000	Bank of America N.A., 0.670%, 7/06/2016(b)	130,005,850
30,000,000	Wells Fargo Bank, National Association, 0.817%, 11/18/2016(b)	30,002,160
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.882%, 12/07/2016(b)	4,999,575

		165,007,585

	Total Short-Term Investments (Identified Cost $3,487,712,681)	3,488,098,467

	Total Investments — 97.1% (Identified Cost $3,487,712,681)(a)	3,488,098,467
	Other assets less liabilities — 2.9%	104,410,813

	Net Assets — 100.0%	$3,592,509,280

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information:
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $3,487,712,681 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$434,669
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,883)

	Net unrealized appreciation	$385,786

(b)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

27  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/21/2016	Australian Dollar	102,200,000	$76,006,828	$489,805
Buy[1]	9/21/2016	Australian Dollar	90,300,000	67,156,718	(495,614)
Sell[1]	9/21/2016	Australian Dollar	166,000,000	123,455,317	(622,761)
Buy[1]	9/21/2016	British Pound	83,375,000	111,075,320	(7,966,550)
Sell[1]	9/21/2016	British Pound	92,937,500	123,814,843	10,380,538
Sell[1]	9/21/2016	British Pound	5,875,000	7,826,897	(11,537)
Buy[1]	9/21/2016	Canadian Dollar	17,700,000	13,702,397	58,212
Buy[1]	9/21/2016	Canadian Dollar	83,500,000	64,641,250	(711,754)
Sell[1]	9/21/2016	Canadian Dollar	38,800,000	30,036,892	431,257
Sell[1]	9/21/2016	Canadian Dollar	84,900,000	65,725,055	(592,603)
Buy[1]	9/21/2016	Euro	18,250,000	20,310,282	99,904
Buy[1]	9/21/2016	Euro	375,250,000	417,612,792	(9,025,822)
Sell[1]	9/21/2016	Euro	237,000,000	263,755,448	3,510,461
Sell[1]	9/21/2016	Euro	157,250,000	175,002,296	(650,259)
Buy[1]	9/21/2016	Japanese Yen	68,725,000,000	667,268,250	19,544,041
Buy[1]	9/21/2016	Japanese Yen	5,925,000,000	57,527,310	(529,504)
Sell[1]	9/21/2016	Japanese Yen	15,862,500,000	154,012,988	1,520,009
Sell[1]	9/21/2016	Japanese Yen	32,712,500,000	317,613,861	(6,583,038)
Buy[1]	9/21/2016	Mexican Peso	2,077,000,000	112,730,490	3,555,473
Sell[1]	9/21/2016	Mexican Peso	3,159,500,000	171,483,863	120,701
Buy[1]	9/21/2016	New Zealand Dollar	257,800,000	183,348,010	780,388
Buy[1]	9/21/2016	New Zealand Dollar	121,100,000	86,126,625	(568,010)
Sell[1]	9/21/2016	New Zealand Dollar	165,000,000	117,348,416	(1,668,702)
Buy[1]	9/21/2016	Norwegian Krone	232,000,000	27,717,955	627,703
Buy[1]	9/21/2016	Norwegian Krone	326,000,000	38,948,506	(537,814)
Sell[1]	9/21/2016	Norwegian Krone	508,000,000	60,692,764	674,964
Sell[1]	9/21/2016	Norwegian Krone	396,000,000	47,311,682	(749,942)
Buy[1]	9/21/2016	Polish Zloty	121,000,000	30,615,234	648,397
Buy[1]	9/21/2016	Polish Zloty	117,500,000	29,729,670	(697,905)
Sell[1]	9/21/2016	Polish Zloty	455,500,000	115,249,912	3,654,104
Buy[1]	9/21/2016	Singapore Dollar	204,250,000	151,499,573	870,952
Buy[1]	9/21/2016	Singapore Dollar	194,125,000	143,989,496	(559,664)
Sell[1]	9/21/2016	Singapore Dollar	240,750,000	178,572,936	(1,774,160)
Buy[1]	9/21/2016	South African Rand	948,000,000	63,361,331	1,468,883
Buy[1]	9/21/2016	South African Rand	107,500,000	7,184,961	(74,563)
Sell[1]	9/21/2016	South African Rand	1,397,500,000	93,404,494	(1,306,258)
Buy[1]	9/21/2016	Swedish Krona	192,000,000	22,770,116	221,008
Buy[1]	9/21/2016	Swedish Krona	854,000,000	101,279,580	(3,590,537)
Sell[1]	9/21/2016	Swedish Krona	666,000,000	78,983,841	1,572,926
Sell[1]	9/21/2016	Swedish Krona	554,000,000	65,701,273	(358,929)
Buy[1]	9/21/2016	Swiss Franc	192,875,000	198,398,201	(2,738,082)
Sell[1]	9/21/2016	Swiss Franc	192,125,000	197,626,723	3,105,891
Sell[1]	9/21/2016	Swiss Franc	47,375,000	48,731,638	(127,169)

See accompanying notes to financial statements.

|  28

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Contract to Buy/Sell – (continued)	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/21/2016	Turkish Lira	910,800,000	$310,771,837	$3,819,123
Sell[1]	9/21/2016	Turkish Lira	587,700,000	200,527,678	(4,235,316)

Total					$10,978,247

1 Counterparty is UBS AG

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Dow	9/16/2016	544	$48,467,680	$429,175
E-mini NASDAQ 100	9/16/2016	50	4,407,000	64,000
E-mini S&P 500®	9/16/2016	255	26,650,050	443,513
Euribor	9/19/2016	4,992	1,389,330,421	554,001
Euro Schatz	9/08/2016	8,588	1,068,039,005	2,449,862
Euro-BTP	9/08/2016	1,167	184,691,079	1,846,468
Euro-OAT	9/08/2016	3,648	650,936,984	8,033,157
Eurodollar	12/19/2016	20,811	5,167,631,438	7,719,463
German Euro BOBL	9/08/2016	3,740	554,502,033	4,043,895
German Euro Bund	9/08/2016	3,272	606,829,667	10,288,246
MSCI Taiwan Index	7/28/2016	356	11,385,063	388,093
S&P/TSX 60 Index	9/15/2016	394	49,666,659	317,207
Sterling	9/21/2016	16,020	2,655,830,240	2,583,639
UK Long Gilt	9/28/2016	1,206	206,289,009	2,469,721
Ultra Long U.S. Treasury Bond	9/21/2016	610	113,688,750	5,219,859
2 Year U.S. Treasury Note	9/30/2016	9,973	2,187,359,401	11,724,572
3 Year Australia Government Bond	9/15/2016	11,332	956,564,771	1,827,408
5 Year U.S. Treasury Note	9/30/2016	6,327	772,932,027	9,333,791
10 Year Australia Government Bond	9/15/2016	2,727	277,002,192	3,073,190
10 Year Canada Government Bond	9/21/2016	3,275	375,270,715	7,472,921
10 Year Japan Government Bond	9/12/2016	255	377,616,811	2,206,072
10 Year U.S. Treasury Note	9/21/2016	3,231	429,672,516	7,004,500
30 Year U.S. Treasury Bond	9/21/2016	1,567	270,062,656	10,943,438

Total				$100,436,191

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2016	2,853	$117,775,406	$2,120,032
Brent Crude Oil	7/29/2016	177	8,798,670	(92,520)
Coffee	9/20/2016	406	22,175,213	647,363
Copper LME	9/21/2016	740	89,688,000	3,814,119
Cotton	12/07/2016	1,031	33,079,635	(754,300)
Gasoline	7/29/2016	22	1,387,201	(12,844)
Gold	8/29/2016	458	60,483,480	1,834,440
Low Sulfur Gasoil	8/11/2016	86	3,837,750	10,975

See accompanying notes to financial statements.

29  |

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Commodity Futures[2] – (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Natural Gas	7/27/2016	1,919	$56,111,560	$2,134,830
New York Harbor ULSD	7/29/2016	38	2,375,965	5,586
Nickel LME	9/21/2016	1,163	65,886,276	2,923,915
Silver	9/28/2016	1,359	126,543,285	5,253,930
Soybean	11/14/2016	853	49,186,113	(46,100)
Soybean Meal	12/14/2016	998	40,019,800	(186,660)
Sugar	9/30/2016	3,814	86,843,254	3,185,325
WTI Crude Oil	7/20/2016	92	4,446,360	(42,170)
Zinc LME	9/21/2016	1,063	55,973,594	1,471,125

Total				$22,267,046

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	7/15/2016	173	$16,743,657	$(629,768)
ASX SPI 200™	9/15/2016	146	14,242,106	(338,454)
CAC 40®	7/15/2016	499	23,393,322	(383,415)
DAX	9/16/2016	83	22,400,351	(449,278)
EURO STOXX 50®	9/16/2016	743	23,617,722	(514,484)
FTSE 100 Index	9/16/2016	103	8,849,241	(499,131)
FTSE MIB	9/16/2016	250	22,569,087	(3,378)
FTSE/JSE Top 40 Index	9/15/2016	114	3,605,088	(63,578)
Hang Seng Index®	7/28/2016	87	11,819,612	(609,934)
IBEX 35	7/15/2016	249	22,736,755	(322,553)
Mini-Russell 2000	9/16/2016	43	4,933,820	(221,850)
MSCI Singapore	7/28/2016	2,186	51,763,948	(2,866,579)
Nikkei 225™	9/08/2016	210	32,116,056	621,173
OMXS30®	7/15/2016	2,191	34,567,978	(1,346,425)
S&P CNX Nifty Futures Index	7/28/2016	527	8,812,519	(190,597)
TOPIX	9/08/2016	264	32,277,672	458,299

Total				$(7,359,952)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/21/2016	1,882	$77,691,313	$(4,457,663)
Cocoa	9/15/2016	104	3,081,520	66,560
Copper	9/28/2016	161	8,836,887	(221,075)
Copper LME	9/21/2016	684	82,900,800	(2,120,400)
Corn	12/14/2016	699	12,975,188	491,913
Live Cattle	8/31/2016	1,113	51,120,090	(340,960)
Nickel LME	9/21/2016	913	51,723,276	(4,172,487)
Soybean Oil	12/14/2016	145	2,790,090	(35,430)

See accompanying notes to financial statements.

|  30

Consolidated Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Commodity Futures[2] – (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Wheat	9/14/2016	3,264	$72,705,600	$2,391,050
Zinc LME	9/21/2016	177	9,320,156	(418,541)

Total				$(8,817,033)

2 Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2016 (Unaudited)

Certificates of Deposit	71.0%
Treasuries	8.0
Commercial Paper	7.3
Time Deposits	6.2
Other Notes	4.6

Total Investments	97.1
Other assets less liabilities (including forward foreign currency and futures contracts)	2.9

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks — 70.0% of Net Assets
	Aerospace & Defense — 2.2%
2,196	Boeing Co. (The)	$285,195
2,675	Honeywell International, Inc.	311,156
912	L-3 Communications Holdings, Inc.	133,781
1,078	Northrop Grumman Corp.	239,618
979	Rockwell Collins, Inc.	83,352
7,880	United Technologies Corp.	808,094

		1,861,196

	Air Freight & Logistics — 0.6%
1,556	FedEx Corp.	236,170
2,992	United Parcel Service, Inc., Class B	322,298

		558,468

	Airlines — 0.2%
3,972	Southwest Airlines Co.	155,742

	Auto Components — 0.1%
3,866	Goodyear Tire & Rubber Co. (The)	99,202

	Automobiles — 0.2%
16,259	Ford Motor Co.	204,376

	Banks — 2.7%
14,514	Bank of America Corp.	192,601
10,547	Fifth Third Bancorp	185,522
13,319	JPMorgan Chase & Co.	827,642
19,712	People’s United Financial, Inc.	288,978
8,500	U.S. Bancorp	342,805
9,822	Wells Fargo & Co.	464,875

		2,302,423

	Beverages — 1.8%
15,161	Coca-Cola Co. (The)	687,248
1,790	Dr Pepper Snapple Group, Inc.	172,968
6,404	PepsiCo, Inc.	678,440

		1,538,656

	Biotechnology — 1.6%
3,688	Amgen, Inc.	561,129
1,407	Biogen, Inc.(b)	340,241
2,310	Celgene Corp.(b)	227,835
3,036	Gilead Sciences, Inc.	253,263

		1,382,468

	Building Products — 0.1%
3,889	Masco Corp.	120,326

	Capital Markets — 0.9%
5,844	Bank of New York Mellon Corp. (The)	227,039
1,620	BlackRock, Inc.	554,899

		781,938

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Chemicals — 1.5%
1,885	Air Products & Chemicals, Inc.	$267,745
2,396	Dow Chemical Co. (The)	119,105
2,472	E.I. du Pont de Nemours & Co.	160,186
508	Ecolab, Inc.	60,249
3,277	Monsanto Co.	338,875
2,536	PPG Industries, Inc.	264,124
418	Sherwin-Williams Co. (The)	122,754

		1,333,038

	Commercial Services & Supplies — 0.4%
3,125	Cintas Corp.	306,656

	Communications Equipment — 0.2%
1,972	Harris Corp.	164,544

	Construction & Engineering — 0.3%
5,950	Fluor Corp.	293,216

	Consumer Finance — 0.2%
3,314	Capital One Financial Corp.	210,472

	Containers & Packaging — 0.1%
1,305	Sealed Air Corp.	59,991

	Diversified Financial Services — 1.6%
6,685	Berkshire Hathaway, Inc., Class B(b)	967,921
1,863	CME Group, Inc.	181,456
1,764	S&P Global, Inc.	189,207

		1,338,584

	Diversified Telecommunication Services — 1.9%
20,556	AT&T, Inc.	888,225
5,315	Frontier Communications Corp.	26,256
13,650	Verizon Communications, Inc.	762,216

		1,676,697

	Electric Utilities — 1.6%
1,514	American Electric Power Co., Inc.	106,116
1,583	Duke Energy Corp.	135,806
9,148	Eversource Energy	547,965
3,525	FirstEnergy Corp.	123,058
679	NextEra Energy, Inc.	88,542
1,585	PG&E Corp.	101,313
3,945	PPL Corp.	148,924
2,361	Southern Co. (The)	126,620

		1,378,344

	Energy Equipment & Services — 0.4%
2,773	Halliburton Co.	125,589
3,295	Schlumberger Ltd.	260,569

		386,158

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 1.7%
1,871	Costco Wholesale Corp.	$293,822
4,974	CVS Health Corp.	476,211
3,861	Wal-Mart Stores, Inc.	281,930
5,168	Walgreens Boots Alliance, Inc.	430,339

		1,482,302

	Food Products — 1.1%
2,974	Archer-Daniels-Midland Co.	127,555
1,329	Mead Johnson Nutrition Co.	120,607
14,455	Mondelez International, Inc., Class A	657,847

		906,009

	Health Care Equipment & Supplies — 2.0%
13,264	Boston Scientific Corp.(b)	309,980
2,135	CR Bard, Inc.	502,067
7,015	Medtronic PLC	608,691
2,821	Stryker Corp.	338,040

		1,758,778

	Health Care Providers & Services — 2.0%
2,334	Aetna, Inc.	285,051
2,740	DaVita HealthCare Partners, Inc.(b)	211,857
1,911	Laboratory Corp. of America Holdings(b)	248,946
1,830	McKesson Corp.	341,570
4,547	UnitedHealth Group, Inc.	642,036

		1,729,460

	Hotels, Restaurants & Leisure — 1.3%
1,655	Marriott International, Inc., Class A	109,991
3,593	McDonald’s Corp.	432,382
7,087	Starbucks Corp.	404,809
2,325	Starwood Hotels & Resorts Worldwide, Inc.	171,934

		1,119,116

	Household Durables — 0.3%
3,193	DR Horton, Inc.	100,516
3,106	Lennar Corp., Class A	143,186

		243,702

	Household Products — 1.0%
9,949	Procter & Gamble Co. (The)	842,382

	Industrial Conglomerates — 1.8%
2,159	3M Co.	378,084
2,836	Danaher Corp.	286,436
28,054	General Electric Co.	883,140

		1,547,660

	Insurance — 2.1%
2,233	Aon PLC	243,911
4,091	Assurant, Inc.	353,094
2,125	Chubb Ltd.	277,759

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
4,135	Lincoln National Corp.	$160,314
3,312	Prudential Financial, Inc.	236,278
5,433	Torchmark Corp.	335,868
5,629	XL Group PLC	187,502

		1,794,726

	Internet & Catalog Retail — 1.8%
1,690	Amazon.com, Inc.(b)	1,209,398
298	Priceline Group, Inc. (The)(b)	372,026

		1,581,424

	Internet Software & Services — 3.8%
1,376	Alphabet, Inc., Class A(b)	968,057
1,389	Alphabet, Inc., Class C(b)	961,327
8,240	eBay, Inc.(b)	192,898
9,796	Facebook, Inc., Class A(b)	1,119,487

		3,241,769

	IT Services — 2.4%
2,826	Accenture PLC, Class A	320,158
5,448	Cognizant Technology Solutions Corp., Class A(b)	311,843
3,120	International Business Machines Corp.	473,554
3,853	Paychex, Inc.	229,253
10,002	Visa, Inc., Class A	741,848

		2,076,656

	Machinery — 0.9%
2,367	Deere & Co.	191,822
2,190	Illinois Tool Works, Inc.	228,110
3,529	PACCAR, Inc.	183,049
1,262	Stanley Black & Decker, Inc.	140,360

		743,341

	Media — 1.6%
4,561	CBS Corp., Class B	248,301
7,677	Comcast Corp., Class A	500,463
3,111	Time Warner, Inc.	228,783
3,924	Walt Disney Co. (The)	383,846

		1,361,393

	Metals & Mining — 0.5%
10,064	Newmont Mining Corp.	393,704

	Multi-Utilities — 0.9%
1,829	CMS Energy Corp.	83,878
7,422	Consolidated Edison, Inc.	597,026
797	Sempra Energy	90,874

		771,778

	Multiline Retail — 0.4%
1,474	Dollar Tree, Inc.(b)	138,910
2,730	Target Corp.	190,608

		329,518

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 4.6%
7,409	Apache Corp.	$412,459
13,389	Chevron Corp.	1,403,569
3,373	Cimarex Energy Co.	402,466
713	Columbia Pipeline Group, Inc.	18,174
729	Concho Resources, Inc.(b)	86,948
8,146	Exxon Mobil Corp.	763,606
1,064	Marathon Petroleum Corp.	40,390
2,173	Occidental Petroleum Corp.	164,192
6,664	Phillips 66	528,722
3,035	Valero Energy Corp.	154,785

		3,975,311

	Pharmaceuticals — 5.0%
8,159	Bristol-Myers Squibb Co.	600,094
2,273	Eli Lilly & Co.	178,999
10,613	Johnson & Johnson	1,287,357
22,883	Merck & Co., Inc.	1,318,290
25,163	Pfizer, Inc.	885,989

		4,270,729

	Professional Services — 0.4%
2,941	Equifax, Inc.	377,624

	REITs – Apartments — 0.5%
2,394	AvalonBay Communities, Inc.	431,854

	REITs – Diversified — 0.8%
2,744	American Tower Corp.	311,746
4,095	Vornado Realty Trust	409,991

		721,737

	REITs – Health Care — 0.3%
3,348	Ventas, Inc.	243,801

	REITs – Regional Malls — 0.8%
3,271	Simon Property Group, Inc.	709,480

	REITs – Single Tenant — 0.3%
3,313	Realty Income Corp.	229,790

	REITs – Storage — 0.9%
2,052	Extra Space Storage, Inc.	189,892
2,158	Public Storage	551,563

		741,455

	Road & Rail — 0.3%
3,375	Union Pacific Corp.	294,469

	Semiconductors & Semiconductor Equipment — 2.2%
2,616	Analog Devices, Inc.	148,170
1,600	Broadcom Ltd.	248,640
26,699	Intel Corp.	875,727
1,989	Lam Research Corp.	167,195

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
6,112	Linear Technology Corp.	$284,392
4,118	NVIDIA Corp.	193,587

		1,917,711

	Software — 4.1%
4,476	Adobe Systems, Inc.(b)	428,756
38,162	Microsoft Corp.	1,952,750
18,653	Oracle Corp.	763,467
5,230	Salesforce.com, Inc.(b)	415,314

		3,560,287

	Specialty Retail — 2.3%
238	AutoZone, Inc.(b)	188,934
5,423	Home Depot, Inc. (The)	692,463
5,359	Lowe’s Cos., Inc.	424,272
675	O’Reilly Automotive, Inc.(b)	182,992
4,365	TJX Cos., Inc. (The)	337,109
495	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	120,602

		1,946,372

	Technology Hardware, Storage & Peripherals — 1.0%
9,094	Apple, Inc.	869,386

	Textiles, Apparel & Luxury Goods — 0.6%
7,548	NIKE, Inc., Class B	416,649
1,106	Under Armour, Inc., Class A(b)	44,384
1,114	Under Armour, Inc., Class C(b)	40,544

		501,577

	Tobacco — 1.7%
10,730	Philip Morris International, Inc.	1,091,456
7,522	Reynolds American, Inc.	405,661

		1,497,117

	Total Common Stocks (Identified Cost $54,216,889)	60,364,913

Principal Amount
Short-Term Investments — 29.1%
	Certificates of Deposit — 13.3%
$2,000,000	Sumitomo Mitsui Trust Bank (NY), 0.847%, 7/08/2016(c)	2,000,192
1,000,000	Swedbank (NY), 0.510%, 8/03/2016(d)	1,000,122
1,500,000	Mizuho Bank Ltd. (NY), 0.610%, 8/04/2016(d)	1,500,258
1,000,000	Mizuho Bank Ltd. (NY), 0.680%, 8/18/2016(d)	1,000,245
2,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.750%, 9/08/2016(d)	2,000,862
1,000,000	Bank of Nova Scotia (TX), 0.777%, 10/03/2016(c)(d)	1,000,394
1,000,000	State Street Bank and Trust Company, 0.795%, 12/07/2016(c)(d)	999,930
2,000,000	Bank of Montreal (IL), 1.028%, 5/12/2017(c)(d)	2,000,548

		11,502,551

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Principal Amount	Description	Value (†)
	Time Deposits — 8.8%
$3,800,000	Credit Agricole, 0.310%, 7/01/2016	$3,800,000
3,800,000	National Bank of Kuwait, 0.310%, 7/01/2016(c)	3,800,000

		7,600,000

	Other Notes — 3.5%
3,000,000	Bank of America N.A., 0.670%, 7/06/2016(c)	3,000,135

	Commercial Paper — 2.3%
2,000,000	Oversea-Chinese Banking Corp. Ltd., 0.571%, 7/07/2016(e)	1,999,868

	Treasuries — 1.2%
650,000	U.S. Treasury Bills, 0.265%, 7/07/2016(e)(f)	649,993
400,000	U.S. Treasury Bills, 0.385%, 8/18/2016(e)(f)	399,878

		1,049,871

	Total Short-Term Investments (Identified Cost $25,149,568)	25,152,425

	Total Investments — 99.1% (Identified Cost $79,366,457)(a)	85,517,338
	Other assets less liabilities — 0.9%	789,935

	Net Assets — 100.0%	$86,307,273

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information :
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $79,366,457 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,233,887
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,083,006)

	Net unrealized appreciation	$6,150,881

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

REITs	Real Estate Investment Trusts

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/16/2016	44	$4,598,440	$23,070

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Pharmaceuticals	5.0%
Oil, Gas & Consumable Fuels	4.6
Software	4.1
Internet Software & Services	3.8
Banks	2.7
IT Services	2.4
Specialty Retail	2.3
Semiconductors & Semiconductor Equipment	2.2
Aerospace & Defense	2.2
Insurance	2.1
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.0
Other Investments, less than 2% each	34.6
Short-Term Investments	29.1

Total Investments	99.1
Other assets less liabilities (including futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

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|  40

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Global Macro Fund (Consolidated*)
ASSETS
Investments at cost	$20,584,877	$2,624,883,499	$29,998,553
Net unrealized appreciation	40,227	305,550	3,934

Investments at value	20,625,104	2,625,189,049	30,002,487
Cash	63,220	798,951	298,642
Due from brokers (including variation margin on futures contracts) (Note 2)	—	19,327,625	535,750
Receivable for Fund shares sold	—	3,557,346	39,063
Receivable for securities sold	210,573	—	—
Dividends and interest receivable	14,473	2,011,942	23,286
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	11,430,497	606,898
Unrealized appreciation on futures contracts (Note 2)	—	12,593,121	311,393

TOTAL ASSETS	20,913,370	2,674,908,531	31,817,519

LIABILITIES
Payable for Fund shares redeemed	—	28,058,809	19,490
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	4,379,294	490,523
Unrealized depreciation on futures contracts (Note 2)	—	21,140,180	565,636
Management fees payable (Note 6)	3,700	2,588,183	4,265
Deferred Trustees’ fees (Note 6)	5,207	147,439	13,505
Administrative fees payable (Note 6)	755	110,091	6,106
Payable to distributor (Note 6d)	1	19,068	61
Other accounts payable and accrued expenses	38,752	341,188	33,719

TOTAL LIABILITIES	48,415	56,784,252	1,133,305

NET ASSETS	$20,864,955	$2,618,124,279	$30,684,214

NET ASSETS CONSIST OF:
Paid-in capital	$21,172,752	$3,173,410,694	$33,043,147
Distributions in excess of net investment income/Accumulated net investment loss	(10,168)	(13,863,779)	(455,452)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(337,856)	(540,225,348)	(1,772,427)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	40,227	(1,197,288)	(131,054)

NET ASSETS	$20,864,955	$2,618,124,279	$30,684,214

See accompanying notes to financial statements.

41  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Global Macro Fund (Consolidated*)
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$15,431	$133,616,224	$1,770,698

Shares of beneficial interest	1,569	14,140,361	197,500

Net asset value and redemption price per share	$9.83	$9.45	$8.97

Offering price per share (100/94.25 of net asset value) (Note 1)	$10.43	$10.03	$9.52

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$13,300	$63,856,667	$183,141

Shares of beneficial interest	1,359	7,174,332	20,656

Net asset value and offering price per share	$9.79	$8.90	$8.87

Class N shares:
Net assets	$—	$9,108,068	$—

Shares of beneficial interest	—	949,528	—

Net asset value, offering and redemption price per share	$—	$9.59	$—

Class Y shares:
Net assets	$20,836,224	$2,411,543,320	$28,730,375

Shares of beneficial interest	2,116,866	251,219,862	3,191,282

Net asset value, offering and redemption price per share	$9.84	$9.60	$9.00

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	ASG Managed Futures Strategy Fund (Consolidated*)	ASG Tactical U.S. Market Fund
ASSETS
Investments at cost	$3,487,712,681	$79,366,457
Net unrealized appreciation	385,786	6,150,881

Investments at value	3,488,098,467	85,517,338
Cash	29,019,044	364,880
Due from brokers (including variation margin on futures contracts) (Note 2)	21,970,564	27,540
Receivable for Fund shares sold	43,752,965	560,925
Dividends and interest receivable	2,712,674	89,122
Unrealized appreciation on forward foreign currency contracts (Note 2)	57,154,740	—
Tax reclaims receivable	—	293
Unrealized appreciation on futures contracts (Note 2)	127,866,826	23,070

TOTAL ASSETS	3,770,575,280	86,583,168

LIABILITIES
Payable for Fund shares redeemed	4,443,130	159,109
Unrealized depreciation on forward foreign currency contracts (Note 2)	46,176,493	—
Due to brokers (including variation margin on futures contracts) (Note 2)	102,376,334	—
Unrealized depreciation on futures contracts (Note 2)	21,340,574	—
Management fees payable (Note 6)	3,345,590	44,066
Deferred Trustees’ fees (Note 6)	93,306	23,733
Administrative fees payable (Note 6)	152,966	3,091
Payable to distributor (Note 6d)	40,376	1,118
Other accounts payable and accrued expenses	97,231	44,778

TOTAL LIABILITIES	178,066,000	275,895

NET ASSETS	$3,592,509,280	$86,307,273

NET ASSETS CONSIST OF:
Paid-in capital	$3,624,667,768	$85,933,427
Accumulated net investment loss/Undistributed net investment income	(34,244,675)	186,357
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(115,842,590)	(5,986,462)
Net unrealized appreciation on investments, futures contracts and foreign currency translations	117,928,777	6,173,951

NET ASSETS	$3,592,509,280	$86,307,273

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	ASG Managed Futures Strategy Fund (Consolidated*)	ASG Tactical U.S. Market Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$601,626,022	$11,676,568

Shares of beneficial interest	55,038,757	1,018,263

Net asset value and redemption price per share	$10.93	$11.47

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.60	$12.17

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$88,279,473	$1,983,562

Shares of beneficial interest	8,346,720	176,609

Net asset value and offering price per share	$10.58	$11.23

Class Y shares:
Net assets	$2,902,603,785	$72,647,143

Shares of beneficial interest	264,460,275	6,303,219

Net asset value, offering and redemption price per share	$10.98	$11.53

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Global Macro Fund (Consolidated*)
INVESTMENT INCOME
Interest	$48,508	$9,020,581	$80,754
Dividends	36,467	—	—

	84,975	9,020,581	80,754

Expenses
Management fees (Note 6)	71,132	18,105,563	190,807
Service and distribution fees (Note 6)	72	635,912	2,500
Administrative fees (Note 6)	4,500	755,544	40,495
Trustees’ and directors’ fees and expenses (Note 6)	5,948	48,662	15,456
Transfer agent fees and expenses (Notes 6 and 7)	2,521	1,330,890	4,539
Audit and tax services fees	23,547	36,672	36,562
Custodian fees and expenses	10,652	147,073	44,728
Interest expense (Note 10)	1,529	412,014	4,346
Legal fees	140	25,020	313
Registration fees	26,949	84,148	26,502
Shareholder reporting expenses	1,348	104,917	1,324
Miscellaneous expenses	5,633	51,388	11,663

Total expenses	153,971	21,737,803	379,235
Less waiver and/or expense reimbursement (Note 6)	(60,902)	(72)	(151,058)

Net expenses	93,069	21,737,731	228,177

Net investment loss	(8,094)	(12,717,150)	(147,423)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(12,918)	98,122	581
Futures contracts	(31,426)	(266,904,912)	(1,408,798)
Foreign currency transactions	(2,920)	(78,945,493)	(363,392)
Net change in unrealized appreciation (depreciation) on:
Investments	124,267	549,240	4,761
Futures contracts	(89,965)	(258,047)	(86,239)
Foreign currency translations	(502)	6,108,442	(124,287)

Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(13,464)	(339,352,648)	(1,977,374)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,558)	$(352,069,798)	$(2,124,797)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

45  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2016 (Unaudited)

	ASG Managed Futures Strategy Fund (Consolidated*)	ASG Tactical U.S. Market Fund
INVESTMENT INCOME
Interest	$8,793,573	$99,804
Dividends	—	597,502
Less net foreign taxes withheld	—	(220)

	8,793,573	697,086

Expenses
Management fees (Note 6)	20,142,116	378,331
Service and distribution fees (Note 6)	1,110,457	22,658
Administrative fees (Note 6)	931,668	20,941
Trustees’ and directors’ fees and expenses (Note 6)	45,233	7,827
Transfer agent fees and expenses (Note 6)	1,819,732	58,992
Audit and tax services fees	36,791	20,761
Custodian fees and expenses	425,617	13,307
Interest expense (Note 10)	523,405	—
Legal fees	18,092	662
Registration fees	201,121	33,034
Shareholder reporting expenses	103,769	6,317
Miscellaneous expenses	43,430	6,077

Total expenses	25,401,431	568,907
Less waiver and/or expense reimbursement (Note 6)	(180,267)	(73,336)

Net expenses	25,221,164	495,571

Net investment income (loss)	(16,427,591)	201,515

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	67,626	(205,081)
Futures contracts	7,343,098	(1,423,315)
Foreign currency transactions	47,758,775	—
Net change in unrealized appreciation (depreciation) on:
Investments	538,631	1,845,321
Futures contracts	120,601,048	16,520
Foreign currency translations	(12,184,804)	—

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	164,124,374	233,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,696,783	$434,960

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets

	ASG Dynamic Allocation Fund
	Six Months Ended June 30, 2016 (Unaudited)	Period Ended December 31, 2015(a)
FROM OPERATIONS:
Net investment income (loss)	$(8,094)	$23,549
Net realized loss on investments, futures contracts and foreign currency transactions	(47,264)	(290,130)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	33,800	6,427

Net decrease in net assets resulting from operations	(21,558)	(260,154)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	— (b)	(1)
Class C	— (b)	(10)
Class Y	(427)	(28,295)

Total distributions	(427)	(28,306)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	783,316	20,392,084

Net increase in net assets	761,331	20,103,624
NET ASSETS
Beginning of the period	20,103,624	—

End of the period	$20,864,955	$20,103,624

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(10,168)	$(1,647)

(a)	From commencement of operations on November 30, 2015 through December 31, 2015.
(b)	Amount rounds to less than $1.

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets (continued)

	ASG Global Alternatives Fund (Consolidated*)
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(12,717,150)	$(39,625,925)
Net realized loss on investments, futures contracts and foreign currency transactions	(345,752,283)	(77,619,985)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	6,399,635	(30,805,140)

Net decrease in net assets resulting from operations	(352,069,798)	(148,051,050)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	—	(5,892,846)
Class C	—	(3,221,998)
Class N	—	(327,390)
Class Y	—	(101,691,464)

Total distributions	—	(111,133,698)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(705,219,336)	909,684,061

Net increase (decrease) in net assets	(1,057,289,134)	650,499,313
NET ASSETS
Beginning of the period	3,675,413,413	3,024,914,100

End of the period	$2,618,124,279	$3,675,413,413

ACCUMULATED NET INVESTMENT LOSS	$(13,863,779)	$(1,146,629)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets (continued)

	ASG Global Macro Fund (Consolidated*)
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(147,423)	$(336,464)
Net realized loss on investments, futures contracts and foreign currency transactions	(1,771,609)	(58,257)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(205,765)	(285,139)

Net decrease in net assets resulting from operations	(2,124,797)	(679,860)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(8,193)	(9,583)
Class C	(1,185)	(1,057)
Class Y	(178,324)	(440,989)

Total distributions	(187,702)	(451,629)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	5,511,982	2,873,240

Net increase in net assets	3,199,483	1,741,751
NET ASSETS
Beginning of the period	27,484,731	25,742,980

End of the period	$30,684,214	$27,484,731

ACCUMULATED NET INVESTMENT LOSS	$(455,452)	$(308,029)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets (continued)

	ASG Managed Futures Strategy Fund (Consolidated*)
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(16,427,591)	$(29,945,720)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	55,169,499	(25,497,354)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	108,954,875	(48,359,267)

Net increase (decrease) in net assets resulting from operations	147,696,783	(103,802,341)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(7,522,300)
Class C	—	(786,739)
Class Y	—	(42,550,883)
Net realized capital gains
Class A	—	(6,425,672)
Class C	—	(1,507,709)
Class Y	—	(46,853,908)

Total distributions	—	(105,647,211)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	757,553,118	1,361,611,925

Net increase in net assets	905,249,901	1,152,162,373
NET ASSETS
Beginning of the period	2,687,259,379	1,535,097,006

End of the period	$3,592,509,280	$2,687,259,379

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ ACCUMULATED NET INVESTMENT LOSS	$(34,244,675)	$(17,817,084)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  50

Statements of Changes in Net Assets (continued)

	ASG Tactical U.S. Market Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$201,515	$156,022
Net realized loss on investments and futures contracts	(1,628,396)	(3,711,014)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,861,841	(262,375)

Net increase (decrease) in net assets resulting from operations	434,960	(3,817,367)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class Y	—	(151,475)
Net realized capital gains
Class A	—	(75,525)
Class C	—	(17,212)
Class Y	—	(587,682)

Total distributions	—	(831,894)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(14,815,644)	35,738,421

Net increase (decrease) in net assets	(14,380,684)	31,089,160
NET ASSETS
Beginning of the period	100,687,957	69,598,797

End of the period	$86,307,273	$100,687,957

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$186,357	$(15,158)

See accompanying notes to financial statements.

51  |

Financial Highlights

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.01
Net realized and unrealized gain (loss)	(0.02)		(0.14)

Total from Investment Operations	(0.03)		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	—		—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$9.83		$9.86

Total return(c)(d)	(0.30)%		(1.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15		$1
Net expenses, including interest expense(e)(f)	1.16%		1.15%
Gross expenses, including interest expense(f)	1.71%		3.96%
Net expenses, excluding interest expense(e)(f)	1.15%		1.15%
Gross expenses, excluding interest expense(f)	1.70%		3.96%
Net investment income (loss)(f)	(0.27)%		1.19%
Portfolio turnover rate	58%		11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.01)		(0.14)

Total from Investment Operations	(0.06)		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	—		—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$9.79		$9.85

Total return(c)(d)	(0.61)%		(1.37)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13		$8
Net expenses, including interest expense(e)(f)	1.91%		1.90%
Gross expenses, including interest expense(f)	2.48%		4.72%
Net expenses, excluding interest expense(e)(f)	1.90%		1.90%
Gross expenses, excluding interest expense(f)	2.47%		4.72%
Net investment loss(f)	(1.07)%		(0.16)%
Portfolio turnover rate	58%		11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.01
Net realized and unrealized gain (loss)	(0.02)		(0.14)

Total from Investment Operations	(0.02)		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	—		—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$9.84		$9.86

Total return(c)	(0.20)%		(1.26)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,836		$20,095
Net expenses, including interest expense(d)(e)	0.92%		0.90%
Gross expenses, including interest expense(e)	1.51%		3.72%
Net expenses, excluding interest expense(d)(e)	0.91%		0.90%
Gross expenses, excluding interest expense(e)	1.50%		3.72%
Net investment income (loss)(e)	(0.08)%		1.39%
Portfolio turnover rate	58%		11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$10.48		$11.12	$11.33	$10.62	$10.26		$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.14)	(0.15)	(0.15)	(0.14)		(0.14)
Net realized and unrealized gain (loss)	(0.98)		(0.12)	0.53	1.79	0.50		(0.21)

Total from Investment Operations	(1.03)		(0.26)	0.38	1.64	0.36		(0.35)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.02)	—		—
Net realized capital gains	—		(0.38)	(0.59)	(0.91)	—		(0.06)

Total Distributions	—		(0.38)	(0.59)	(0.93)	—		(0.06)

Net asset value, end of the period	$9.45		$10.48	$11.12	$11.33	$10.62		$10.26

Total return(b)	(9.83	)%(c)	(2.69)%	3.53%	15.69%	3.51%		(3.29)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$133,616		$224,951	$150,462	$189,313	$126,226		$280,353
Net expenses, including interest expense	1.57	%(d)	1.53%	1.55%	1.58%	1.61	%(e)	1.61%
Gross expenses, including interest expense	1.57	%(d)	1.53%	1.55%	1.58%	1.61	%(e)	1.61%
Net expenses, excluding interest expense	1.54	%(d)	1.52%	1.53%	1.57%	1.60	%(e)	1.60%
Gross expenses, excluding interest expense	1.54	%(d)	1.52%	1.53%	1.57%	1.60	%(e)	1.60%
Net investment loss	(1.01	)%(d)	(1.27)%	(1.34)%	(1.35)%	(1.34)%		(1.34)%
Portfolio turnover rate(f)	—%		—%	—%	—%	—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$9.91		$10.61	$10.92	$10.32	$10.05		$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.21)	(0.22)	(0.23)	(0.21)		(0.22)
Net realized and unrealized gain (loss)	(0.93)		(0.11)	0.50	1.74	0.48		(0.20)

Total from Investment Operations	(1.01)		(0.32)	0.28	1.51	0.27		(0.42)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	—		(0.38)	(0.59)	(0.91)	—		(0.06)

Total Distributions	—		(0.38)	(0.59)	(0.91)	—		(0.06)

Net asset value, end of the period	$8.90		$9.91	$10.61	$10.92	$10.32		$10.05

Total return(b)	(10.19	)%(c)	(3.40)%	2.73%	14.86%	2.69%		(4.00)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,857		$95,885	$87,941	$85,323	$71,227		$92,540
Net expenses, including interest expense	2.32	%(d)	2.28%	2.31%	2.33%	2.36	%(e)	2.36%
Gross expenses, including interest expense	2.32	%(d)	2.28%	2.31%	2.33%	2.36	%(e)	2.36%
Net expenses, excluding interest expense	2.29	%(d)	2.26%	2.28%	2.32%	2.35	%(e)	2.35%
Gross expenses, excluding interest expense	2.29	%(d)	2.26%	2.28%	2.32%	2.35	%(e)	2.35%
Net investment loss	(1.76	)%(d)	(2.03)%	(2.10)%	(2.10)%	(2.10)%		(2.09)%
Portfolio turnover rate(f)	—%		—%	—%	—%	—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class N
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Period Ended December 31, 2013**
Net asset value, beginning of the period	$10.63		$11.24	$11.42		$11.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.11)	(0.12)		(0.09)
Net realized and unrealized gain (loss)	(1.01)		(0.12)	0.53		0.99

Total from Investment Operations	(1.04)		(0.23)	0.41		0.90

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—
Net realized capital gains	—		(0.38)	(0.59)		(0.68)

Total Distributions	—		(0.38)	(0.59)		(0.68)

Net asset value, end of the period	$9.59		$10.63	$11.24		$11.42

Total return	(9.70	)%(b)	(2.48)%	3.77	%(c)	8.05	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,108		$10,476	$1		$1
Net expenses, including interest expense	1.24	%(d)	1.23%	1.27	%(e)	1.32	%(d)(e)
Gross expenses, including interest expense	1.24	%(d)	1.23%	7.42%		3.22	%(d)
Net expenses, excluding interest expense	1.21	%(d)	1.21%	1.25	%(e)	1.30	%(d)(e)
Gross expenses, excluding interest expense	1.21	%(d)	1.21%	7.40%		3.20	%(d)
Net investment loss	(0.67	)%(d)	(0.97)%	(1.07)%		(1.12	)%(d)
Portfolio turnover rate(f)	—%		—%	—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of Class operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$10.64		$11.25	$11.43	$10.72	$10.34		$10.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.12)	(0.12)	(0.13)	(0.11)		(0.12)
Net realized and unrealized gain (loss)	(1.00)		(0.11)	0.53	1.82	0.49		(0.20)

Total from Investment Operations	(1.04)		(0.23)	0.41	1.69	0.38		(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.07)	—		—
Net realized capital gains	—		(0.38)	(0.59)	(0.91)	—		(0.06)

Total Distributions	—		(0.38)	(0.59)	(0.98)	—		(0.06)

Net asset value, end of the period	$9.60		$10.64	$11.25	$11.43	$10.72		$10.34

Total return	(9.77	)%(b)	(2.38)%	3.77%	16.05%	3.68%		(3.00	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,411,543		$3,344,101	$2,786,510	$2,168,502	$1,002,226		$1,071,912
Net expenses, including interest expense	1.32	%(d)	1.28%	1.31%	1.33%	1.36	%(e)	1.36	%(f)
Gross expenses, including interest expense	1.32	%(d)	1.28%	1.31%	1.33%	1.36	%(e)	1.37%
Net expenses, excluding interest expense	1.29	%(d)	1.26%	1.29%	1.32%	1.35	%(e)	1.35	%(f)
Gross expenses, excluding interest expense	1.29	%(d)	1.26%	1.29%	1.32%	1.35	%(e)	1.36%
Net investment loss	(0.75	)%(d)	(1.03)%	(1.10)%	(1.10)%	(1.10)%		(1.09)%
Portfolio turnover rate(g)	—%		—%	—%	—%	—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Macro Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014**
Net asset value, beginning of the period	$9.66		$10.10	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.15)	(0.01)
Net realized and unrealized gain (loss)	(0.58)		(0.12)	0.11

Total from Investment Operations	(0.63)		(0.27)	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)
Net realized capital gains	(0.06)		(0.17)	—

Total Distributions	(0.06)		(0.17)	(0.00)

Net asset value, end of the period	$8.97		$9.66	$10.10

Total return(c)(d)	(6.58	)%(e)	(2.75)%	1.01	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,771		$778	$219
Net expenses, including interest expense(f)	1.73	%(g)	1.73%	1.70	%(g)
Gross expenses, including interest expense	2.75	%(g)	2.69%	5.26	%(g)
Net expenses, excluding interest expense(f)	1.70	%(g)	1.70%	1.70	%(g)
Gross expenses, excluding interest expense	2.72	%(g)	2.66%	5.26	%(g)
Net investment loss	(1.19	)%(g)	(1.50)%	(1.55	)%(g)
Portfolio turnover rate(h)	—%		—%	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of operations on December 1, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Macro Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014**
Net asset value, beginning of the period	$9.59		$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.22)	(0.02)
Net realized and unrealized gain (loss)	(0.57)		(0.11)	0.11

Total from Investment Operations	(0.66)		(0.33)	0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	(0.06)		(0.17)	—

Total Distributions	(0.06)		(0.17)	—

Net asset value, end of the period	$8.87		$9.59	$10.09

Total return(b)(c)	(6.95	)%(d)	(3.35)%	0.90	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$183		$142	$1
Net expenses, including interest expense(e)	2.48	%(f)	2.48%	2.45	%(f)
Gross expenses, including interest expense	3.48	%(f)	3.50%	6.33	%(f)
Net expenses, excluding interest expense(e)	2.45	%(f)	2.45%	2.45	%(f)
Gross expenses, excluding interest expense	3.45	%(f)	3.47%	6.33	%(f)
Net investment loss	(1.95	)%(f)	(2.24)%	(2.34	)%(f)
Portfolio turnover rate(g)	—%		—%	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of operations on December 1, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Macro Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014**
Net asset value, beginning of the period	$9.69		$10.10	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.13)	(0.01)
Net realized and unrealized gain (loss)	(0.59)		(0.11)	0.11

Total from Investment Operations	(0.63)		(0.24)	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)
Net realized capital gains	(0.06)		(0.17)	—

Total Distributions	(0.06)		(0.17)	(0.00)

Net asset value, end of the period	$9.00		$9.69	$10.10

Total return(c)	(6.46	)%(d)	(2.45)%	1.02	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,730		$26,564	$25,523
Net expenses, including interest expense(e)	1.48	%(f)	1.49%	1.45	%(f)
Gross expenses, including interest expense	2.47	%(f)	2.41%	5.20	%(f)
Net expenses, excluding interest expense(e)	1.45	%(f)	1.45%	1.45	%(f)
Gross expenses, excluding interest expense	2.44	%(f)	2.38%	5.20	%(f)
Net investment loss	(0.95	)%(f)	(1.26)%	(1.34	)%(f)
Portfolio turnover rate(g)	—%		—%	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of operations on December 1, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$10.37		$10.98		$10.25		$9.11		$10.34		$10.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.16)		(0.16)		(0.14)		(0.14)		(0.16)
Net realized and unrealized gain (loss)	0.62		0.06	(b)	2.37		1.28		(1.00)		0.19	(b)

Total from Investment Operations	0.56		(0.10)		2.21		1.14		(1.14)		0.03

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.22)		(0.29)		—		(0.09)		(0.30)
Net realized capital gains	—		(0.29)		(1.19)		—		—		—

Total Distributions	—		(0.51)		(1.48)		—		(0.09)		(0.30)

Net asset value, end of the period	$10.93		$10.37		$10.98		$10.25		$9.11		$10.34

Total return(c)	5.40	%(d)(e)(f)	(1.38)%		21.76	%(e)	12.51	%(e)	(11.09	)%(e)	0.25	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$601,626		$486,160		$137,991		$125,903		$145,729		$312,098
Net expenses, including interest expense	1.73	%(g)(h)	1.73	%(i)	1.72	%(h)	1.73	%(h)	1.73	%(h)	1.71	%(h)
Gross expenses, including interest expense	1.74	%(g)	1.73	%(i)	1.76%		1.78%		1.80%		1.78%
Net expenses, excluding interest expense	1.70	%(g)(h)	1.70	%(i)	1.70	%(h)	1.70	%(h)	1.70	%(h)	1.70	%(h)
Gross expenses, excluding interest expense	1.71	%(g)	1.70	%(i)	1.74%		1.75%		1.77%		1.76%
Net investment loss	(1.19)%		(1.48)%		(1.53)%		(1.51)%		(1.49)%		(1.47)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share at the end of the period (reflected above) is different from the total return reported in the average annual return table.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$10.07		$10.69		$10.03		$8.99		$10.25		$10.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.24)		(0.24)		(0.21)		(0.21)		(0.24)
Net realized and unrealized gain (loss)	0.61		0.05	(b)	2.32		1.25		(0.99)		0.19	(b)

Total from Investment Operations	0.51		(0.19)		2.08		1.04		(1.20)		(0.05)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.23)		—		(0.06)		(0.28)
Net realized capital gains	—		(0.29)		(1.19)		—		—		—

Total Distributions	—		(0.43)		(1.42)		—		(0.06)		0.28

Net asset value, end of the period	$10.58		$10.07		$10.69		$10.03		$8.99		$10.25

Total return(c)	5.06	%(d)(e)(f)	(2.23)%		21.01	%(e)	11.57	%(e)	(11.74	)%(e)	(0.51	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$88,279		$67,479		$33,945		$18,770		$21,891		$24,838
Net expenses, including interest expense	2.48	%(g)(h)	2.48	%(i)	2.47	%(h)	2.48	%(h)	2.48	%(h)	2.46	%(h)
Gross expenses, including interest expense	2.49	%(g)	2.48	%(i)	2.51%		2.53%		2.55%		2.56%
Net expenses, excluding interest expense	2.45	%(g)(h)	2.45	%(i)	2.45	%(h)	2.45	%(h)	2.45	%(h)	2.45	%(h)
Gross expenses, excluding interest expense	2.46	%(g)	2.45	%(i)	2.49%		2.50%		2.52%		2.54%
Net investment loss	(1.94)%		(2.24)%		(2.28)%		(2.26)%		(2.24)%		(2.22)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share at the end of the period (reflected above) is different from the total return reported in the average annual return table.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$10.40		$11.01		$10.26		$9.10		$10.34		$10.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.14)		(0.14)		(0.12)		(0.12)		(0.13)
Net realized and unrealized gain (loss)	0.63		0.05	(b)	2.40		1.28		(1.00)		0.19	(b)

Total from Investment Operations	0.58		(0.09)		2.26		1.16		(1.12)		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)		(0.32)		(0.00	)(c)	(0.12)		(0.32)
Net realized capital gains	—		(0.29)		(1.19)		—		—		—

Total Distributions	—		(0.52)		(1.51)		(0.00)		(0.12)		(0.32)

Net asset value, end of the period	$10.98		$10.40		$11.01		$10.26		$9.10		$10.34

Total return	5.58	%(d)(e)(f)	(1.22)%		22.21	%(e)	12.75	%(e)	(10.90	)%(e)	0.57	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,902,604		$2,133,620		$1,363,162		$695,307		$593,013		$410,166
Net expenses, including interest expense	1.48	%(g)(h)	1.48	%(i)	1.47	%(h)	1.48	%(h)	1.48	%(h)	1.46	%(h)
Gross expenses, including interest expense	1.49	%(g)	1.48	%(i)	1.51%		1.53%		1.56%		1.57%
Net expenses, excluding interest expense	1.45	%(g)(h)	1.45	%(i)	1.45	%(h)	1.45	%(h)	1.45	%(h)	1.45	%(h)
Gross expenses, excluding interest expense	1.46	%(g)	1.45	%(i)	1.49%		1.51%		1.52%		1.56%
Net investment loss	(0.94)%		(1.24)%		(1.28)%		(1.26)%		(1.24)%		(1.22)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total return based on the adjusted net asset value per share at the end of the period (reflected above) is different from the total return reported in the average annual return table.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.41		$11.85		$11.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.00	)(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.05		(0.35)		1.60	1.31

Total from Investment Operations	0.06		(0.35)		1.59	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	—
Net realized capital gains	—		(0.09)		(0.76)	(0.28)

Total Distributions	—		(0.09)		(0.76)	(0.28)

Net asset value, end of the period	$11.47		$11.41		$11.85	$11.02

Total return(c)(d)	0.44	%(e)	(3.00)%		14.69%	12.96	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,677		$9,360		$3,089	$29
Net expenses(f)	1.25	%(g)	1.32%		1.40%	1.40	%(g)
Gross expenses	1.41	%(g)	1.39%		1.57%	2.21	%(g)
Net investment income (loss)	0.24	%(g)	(0.03)%		(0.09)%	(0.38	)%(g)
Portfolio turnover rate	16%		149	%(h)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.21		$11.73		$11.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.09)		(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.05		(0.34)		1.59	1.31

Total from Investment Operations	0.02		(0.43)		1.49	1.28

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	—
Net realized capital gains	—		(0.09)		(0.76)	(0.28)

Total Distributions	—		(0.09)		(0.76)	(0.28)

Net asset value, end of the period	$11.23		$11.21		$11.73	$11.00

Total return(b)(c)	0.18	%(d)	(3.79)%		13.88%	12.76	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,984		$2,202		$1,468	$8
Net expenses(e)	2.00	%(f)	2.07%		2.15%	2.15	%(f)
Gross expenses	2.16	%(f)	2.13%		2.33%	2.80	%(f)
Net investment loss	(0.52	)%(f)	(0.79)%		(0.86)%	(1.00	)%(f)
Portfolio turnover rate	16%		149	%(g)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.45		$11.88		$11.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.02		0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	0.05		(0.34)		1.61	1.31

Total from Investment Operations	0.08		(0.32)		1.62	1.31

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.01)	—
Net realized capital gains	—		(0.09)		(0.76)	(0.28)

Total Distributions	—		(0.11)		(0.77)	(0.28)

Net asset value, end of the period	$11.53		$11.45		$11.88	$11.03

Total return(c)	0.61	%(d)	(2.74)%		14.92%	13.06	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,647		$89,126		$65,042	$22,595
Net expenses(e)	1.00	%(f)	1.07%		1.15%	1.15	%(f)
Gross expenses	1.15	%(f)	1.14%		1.32%	1.93	%(f)
Net investment income (loss)	0.47	%(f)	0.20%		0.10%	(0.13	)%(f)
Portfolio turnover rate	16%		149	%(g)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

67  |

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

ASG Dynamic Allocation Fund (the “Dynamic Allocation Fund”)

ASG Global Alternatives Fund (the “Global Alternatives Fund”)

ASG Global Macro Fund (the “Global Macro Fund”)

ASG Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”)

ASG Tactical U.S. Market Fund (the “Tactical U.S. Market Fund”)

Each Fund is a diversified investment company, except for Dynamic Allocation Fund and Global Macro Fund, which are non-diversified investment companies.

Each Fund offers Class A, Class C and Class Y shares. Global Alternatives Fund also offers Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion, and fund of funds that are distributed by NGAM Distribution, L.P. and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees for Global Alternatives Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Global Alternatives Fund, Global Macro Fund and Managed Futures Strategy Fund invest in commodity-related instruments through ASG Global Alternatives Cayman Fund

|  68

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Ltd., ASG Global Macro Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund, Global Macro Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2016, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Global Alternatives Fund	$9,921,797	0.38%
Global Macro Fund	1,151,769	3.75%
Managed Futures Strategy Fund	126,908,019	3.53%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of Global Alternatives Fund, Global Macro Fund and Managed Futures Strategy Fund present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment

69  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

|  70

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Global Alternatives Fund	$274,665,218	$14,360,335	0.55%
Global Macro Fund	7,073,244	229,301	0.75%
Managed Futures Strategy Fund	340,900,177	9,685,139	0.27%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations

71  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

f.  Futures Contracts.  The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a

|  72

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Due to/from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. The due from brokers’ balances in the Statements of Assets and Liabilities for the Funds represent cash, including foreign currency, on deposit with the broker for open futures contracts and cash pledged as collateral for forward foreign currency contracts. The due to brokers’ balance in the Statements of Assets and Liabilities for the Funds represent net cash and foreign currency debit balances related to futures contracts. In certain circumstances the Funds’ or the Subsidiaries’ use of cash, and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

h.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

Each Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Global Alternatives Fund, Global Macro Fund and Managed Futures Strategy Fund will each include in its taxable income its share of its Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by a Subsidiary will be disregarded for purposes of computing the Funds’ taxable income in the current period and also disregarded for all future periods.

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i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, foreign currency gains and losses, non-deductible expenses, return of capital and capital gain distributions received, distribution redesignations, distributions in excess of income and /or capital gain and Subsidiary basis adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, commissions on open futures contracts, wash sales, futures and forward foreign currency contract mark-to-market and Subsidiary basis adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dynamic Allocation Fund	$28,306	$—	$28,306
Global Alternatives Fund	52,520,875	58,612,823	111,133,698
Global Macro Fund	46,110	405,519	451,629
Managed Futures Strategy Fund	64,840,640	40,806,571	105,647,211
Tactical U.S. Market Fund	339,969	491,925	831,894

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

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As of December 31, 2015, capital loss carry forwards and late-year ordinary loss deferrals were as follows:

	Dynamic Allocation Fund	Global Alternatives Fund	Global Macro Fund	Managed Futures Strategy Fund	Tactical U.S. Market Fund
Capital loss carryforward:
Short-term:
No expiration date	$(187,294)	$(57,201,426)	$—	$(81,485,916)	$(4,351,516)
Long-term:
No expiration date	(59,240)	—	—	(46,508,902)	—

Total capital loss carryforward	$(246,534)	$(57,201,426)	$—	$(127,994,818)	$(4,351,516)

Late-year ordinary loss deferrals*	$—	$(1,007,908)	$(205,011)	$(17,459,626)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year. The Global Alternatives Fund, Global Macro Fund, and Managed Futures Strategy Fund have deferred foreign currency losses that occurred after October 31, 2015.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s

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Notes to Financial Statements (continued)

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own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Dynamic Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,723,161	$—	$—	$1,723,161
Short-Term Investments(a)	—	18,901,943	—	18,901,943

Total	$1,723,161	$18,901,943	$—	$20,625,104

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$2,625,189,049	$—	$2,625,189,049
Forward Foreign Currency Contracts (unrealized appreciation)	—	11,430,497	—	11,430,497
Futures Contracts (unrealized appreciation)	3,535,506	9,057,615	—	12,593,121

Total	$3,535,506	$2,645,677,161	$—	$2,649,212,667

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,379,294)	$—	$(4,379,294)
Futures Contracts (unrealized depreciation)	(15,837,460)	(5,302,720)	—	(21,140,180)

Total	$(15,837,460)	$(9,682,014)	$—	$(25,519,474)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Global Macro Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$30,002,487	$—	$30,002,487
Forward Foreign Currency Contracts (unrealized appreciation)	—	606,898	—	606,898
Futures Contracts (unrealized appreciation)	245,799	65,594	—	311,393

Total	$245,799	$30,674,979	$—	$30,920,778

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(490,523)	$—	$(490,523)
Futures Contracts (unrealized depreciation)	(401,929)	(163,707)	—	(565,636)

Total	$(401,929)	$(654,230)	$—	$(1,056,159)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$3,488,098,467	$—	$3,488,098,467
Forward Foreign Currency Contracts (unrealized appreciation)	—	57,154,740	—	57,154,740
Futures Contracts (unrealized appreciation)	126,399,261	1,467,565	—	127,866,826

Total	$126,399,261	$3,546,720,772	$—	$3,673,120,033

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Managed Futures Strategy Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(46,176,493)	$—	$(46,176,493)
Financial Futures (unrealized depreciation)	(13,123,000)	(8,217,574)	—	(21,340,574)

Total	$(13,123,000)	$(54,394,067)	$—	$(67,517,067)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Tactical U.S. Market Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$60,364,913	$—	$—	$60,364,913
Short-Term Investments(a)	—	25,152,425	—	25,152,425
Futures Contracts (unrealized appreciation)	23,070	—	—	23,070

Total	$60,387,983	$25,152,425	$—	$85,540,408

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $785,144 were transferred from Level 1 to Level 2 during the period ended June 30, 2016. At December 31, 2015, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2016, these securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

Dynamic Allocation Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments,

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the six months ended June 30, 2016, the Fund used long contracts on foreign equity market indices and U.S. government bonds to gain investment exposures in accordance with its objectives.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

Global Macro Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies and commodities (through investments in the Subsidiary) to capture the exposures suggested by the quantitative investment models.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to

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Notes to Financial Statements (continued)

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global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Tactical U.S. Market Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the six months ended June 30, 2016, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market and also used short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market in order to limit the effects of market drawdowns.

Transactions in derivative instruments for Dynamic Allocation Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$62,438
Equity contracts	(93,864)

Total	$(31,426)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$4,007
Equity contracts	(93,972)

Total	$(89,965)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of derivative instruments for Global Alternatives Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Forward Foreign Currency Contracts	Unrealized Appreciation on Futures Contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$11,430,497	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$437,386
Equity contracts	—	10,135,810
Commodity contracts	—	2,019,925

Total exchange-traded asset derivatives	$—	$12,593,121

Total asset derivatives	$11,430,497	$12,593,121

Liabilities	Unrealized Depreciation on Forward Foreign Currency Contracts	Unrealized Depreciation on Futures Contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,379,294)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(11,467,359)
Equity contracts	—	(5,302,720)
Commodity contracts	—	(4,370,101)

Total exchange-traded liability derivatives	$—	$(21,140,180)

Total liability derivatives	$(4,379,294)	$(21,140,180)

Transactions in derivative instruments for Global Alternatives Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts	Foreign Currency Transactions[1]
Interest rate contracts	$(102,580,440)	$—
Foreign exchange contracts	—	(77,864,975)
Equity contracts	(141,768,361)	—
Commodity contracts	(22,556,111)	—

Total	$(266,904,912)	$(77,864,975)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$(5,598,314)	$—
Foreign exchange contracts	—	6,115,249
Equity contracts	7,315,873	—
Commodity contracts	(1,975,606)	—

Total	$(258,047)	$6,115,249

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Global Macro Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Forward Foreign Currency Contracts	Unrealized Appreciation on Futures Contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$606,898	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$166,330
Equity contracts	—	66,756
Commodity contracts	—	78,307

Total exchange-traded asset derivatives	$—	$311,393

Total asset derivatives	$606,898	$311,393

Liabilities	Unrealized Depreciation on Forward Foreign Currency Contracts	Unrealized Depreciation on Futures Contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(490,523)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(244,046)
Equity contracts	—	(199,464)
Commodity contracts	—	(122,126)

Total exchange-traded liability derivatives	$—	$(565,636)

Total liability derivatives	$(490,523)	$(565,636)

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Transactions in derivative instruments for Global Macro Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts	Foreign Currency Transactions[1]
Interest rate contracts	$57,852	$—
Foreign exchange contracts	—	(360,724)
Equity contracts	(951,357)	—
Commodity contracts	(515,293)	—

Total	$(1,408,798)	$(360,724)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$35,289	$—
Foreign exchange contracts	—	(128,848)
Equity contracts	(97,480)	—
Commodity contracts	(24,048)	—

Total	$(86,239)	$(128,848)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Forward Foreign Currency Contracts	Unrealized Appreciation on Futures Contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$57,154,740	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$98,794,203
Equity contracts	—	2,721,460
Commodity contracts	—	26,351,163

Total exchange-traded asset derivatives	$—	$127,866,826

Total asset derivatives	$57,154,740	$127,866,826

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Liabilities	Unrealized Depreciation on Forward Foreign Currency Contracts	Unrealized Depreciation on Futures Contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(46,176,493)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$—
Equity contracts	—	(8,439,424)
Commodity contracts	—	(12,901,150)

Total exchange-traded liability derivatives	—	$(21,340,574)

Total liability derivatives	$(46,176,493)	$(21,340,574)

Transactions in derivative instruments for Managed Futures Strategy Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts	Foreign Currency Transactions[1]
Interest rate contracts	$164,125,107	$—
Foreign exchange contracts	—	46,689,488
Equity contracts	(152,325,491)	—
Commodity contracts	(4,456,518)	—

Total	$7,343,098	$46,689,488

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$106,946,040	$—
Foreign exchange contracts	—	(12,213,821)
Equity contracts	3,906,099	—
Commodity contracts	9,748,909	—

Total	$120,601,048	$(12,213,821)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

|  84

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of derivative instruments for Tactical U.S. Market Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives
Equity contracts	$23,070

Transactions in derivative instruments for Tactical U.S. Market Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts
Equity contracts	$(1,423,315)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts
Equity contracts	$16,520

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Dynamic Allocation Fund	Futures
Average Notional Amount Outstanding	26.00%
Highest Notional Amount Outstanding	26.29%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2016	0.00%

Global Alternatives Fund	Forwards	Futures
Average Notional Amount Outstanding	105.83%	249.61%
Highest Notional Amount Outstanding	181.85%	394.37%
Lowest Notional Amount Outstanding	23.98%	138.86%
Notional Amount Outstanding as of June 30, 2016	23.98%	192.80%

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Global Macro Fund	Forwards	Futures
Average Notional Amount Outstanding	466.00%	311.91%
Highest Notional Amount Outstanding	883.99%	450.84%
Lowest Notional Amount Outstanding	201.57%	235.41%
Notional Amount Outstanding as of June 30, 2016	201.57%	259.94%

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	228.66%	650.38%
Highest Notional Amount Outstanding	408.77%	853.86%
Lowest Notional Amount Outstanding	127.47%	384.41%
Notional Amount Outstanding as of June 30, 2016	157.01%	554.40%

Tactical U.S. Market Fund	Futures
Average Notional Amount Outstanding	14.59%
Highest Notional Amount Outstanding	31.08%
Lowest Notional Amount Outstanding	5.33%
Notional Amount Outstanding as of June 30, 2016	5.33%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral pledged, on the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

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As of June 30, 2016, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Alternatives Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$11,430,497	$(4,379,294)	$7,051,203	$—	$7,051,203	(a)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(4,379,294)	$4,379,294	$—	$—	$—

Global Macro Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$606,898	$(490,523)	$116,375	$—	$116,375	(a)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(490,523)	$490,523	$—	$—	$—

Managed Futures Strategy Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$57,154,740	$(46,176,493)	$10,978,247	$—	$10,978,247	(a)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(46,176,493)	$46,176,493	$—	$—	$—

(a)	In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund’s unrealized gains are used to satisfy the independent amount of collateral required by the counterparty for open contracts.

The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in

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Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. As of June 30, 2016, amounts pledged to the counterparty (which may exceed the amounts shown in the table above) are as follows:

	Independent Amount of Collateral	Increase (Decrease) for Change in Value	Required Collateral	Collateral Pledged	Excess/ (Shortfall)
Global Alternatives Fund	$10,588,636	$(7,261,280)	$3,327,356	$4,340,000	$1,012,644
Global Macro Fund	574,931	(120,823)	454,108	377,750	(76,358)
Managed Futures Strategy Fund	38,683,511	(13,186,899)	25,496,612	21,970,564	(3,526,048)

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to collateral thresholds and minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral pledged from the Fund to the broker is held for the benefit of the broker, as secured party, at a third party custodian, State Street Bank and Trust Company (“State Street Bank”). Collateral pledged to the broker is reflected in “due from brokers” on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement

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of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net

Global Alternatives Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$11,430,497	$7,051,203
Collateral pledged to UBS AG	4,340,000	4,340,000

Total over-the-counter counterparty credit risk	15,770,497	11,391,203

Exchange-traded counterparty credit risk
Futures contracts	12,593,121	12,593,121
Margin with brokers	75,189,622	75,189,622

Total exchange-traded counterparty credit risk	87,782,743	87,782,743

Total counterparty credit risk	$103,553,240	$99,173,946

Global Macro Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$606,898	$116,375
Collateral pledged to UBS AG	377,750	377,750

Total over-the-counter counterparty credit risk	984,648	494,125

Exchange-traded counterparty credit risk
Futures contracts	311,393	311,393
Margin with brokers	2,414,838	2,414,838

Total exchange-traded counterparty credit risk	2,726,231	2,726,231

Total counterparty credit risk	$3,710,879	$3,220,356

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Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net

Managed Futures Strategy Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$57,154,740	$10,978,247
Collateral pledged to UBS AG	21,970,564	21,970,564

Total over-the-counter counterparty credit risk	79,125,304	32,948,811

Exchange-traded counterparty credit risk
Futures contracts	127,866,826	127,866,826
Margin with brokers	186,625,785	186,625,785

Total exchange-traded counterparty credit risk	314,492,611	314,492,611

Total counterparty credit risk	$393,617,915	$347,441,422

Tactical U.S. Market Fund
Exchange-traded counterparty credit risk
Futures contracts	$23,070	$23,070
Margin with brokers	1,077,411	1,077,411

Total exchange-traded counterparty credit risk	$1,100,481	$1,100,481

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and proceeds from sales or maturities of short-term investments were as follows:

Fund	Purchases	Sales/Maturities
Global Alternatives Fund	$46,425,887,545	$47,451,100,187
Global Macro Fund	452,942,461	448,975,595
Managed Futures Strategy Fund	46,286,093,850	45,349,794,229

For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Dynamic Allocation Fund	$2,115,779	$5,767,629
Tactical U.S. Market Fund	10,072,000	9,495,696

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis US, serves as investment adviser to the Funds. Under the terms of

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the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets, less the net asset value of each Subsidiary, where applicable:

Fund	Percentage of Average Daily Net Assets
Dynamic Allocation Fund	0.70%
Global Macro Fund	1.25%
Tactical U.S. Market Fund	0.80%

Global Alternatives Fund pays a management fee at an annual rate of 1.15% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.10% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Managed Futures Strategy Fund pays a management fee at an annual rate of 1.25% on the first $2.5 billion of the Fund’s average daily net assets (including the net asset value of its Subsidiary), and 1.20% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to ASG Global Alternatives Cayman Fund Ltd., ASG Global Macro Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.15%, 1.25% and 1.25%, respectively, of its average daily net assets.

Additionally, AlphaSimplex has entered into a subadvisory agreement with NGAM Advisors, L.P. (“NGAM Advisors”), (through its division, Active Investment Advisors), on behalf of Tactical U.S. Market Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.10% of the average daily net assets of the Fund that are allocated by AlphaSimplex to be managed by NGAM Advisors.

Payments to AlphaSimplex were reduced by the amount of payments to NGAM Advisors as described above.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

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For the six months ended June 30, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dynamic Allocation Fund	1.15%	1.90%	—	0.90%
Global Alternatives Fund	1.60%	2.35%	1.30%	1.35%
Global Macro Fund	1.70%	2.45%	—	1.45%
Managed Futures Strategy Fund	1.70%	2.45%	—	1.45%
Tactical U.S. Market Fund	1.25%	2.00%	—	1.00%

AlphaSimplex shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Dynamic Allocation Fund	$71,132	$60,902	$10,230	0.70%	0.10%
Global Alternatives Fund	18,105,563	—	18,105,563	1.13%	1.13%
Global Macro Fund	190,807	151,058	39,749	1.25%	0.26%
Managed Futures Strategy Fund	20,142,116	180,267	19,961,849	1.24%	1.23%
Tactical U.S. Market Fund	378,331	73,336	304,995	0.80%	0.64%

[1]	Management fee waivers are subject to possible recovery until December 31, 2017.

For the six months ended June 30, 2016, class-specific expenses have been reimbursed as follows:

Fund	Class N
Global Alternatives Fund	$72

No expenses were recovered during the six months ended June 30, 2016 under the terms of the expense limitation agreements.

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b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dynamic Allocation Fund	$14	$15	$43
Global Alternatives Fund	234,837	100,269	300,806
Global Macro Fund	1,631	217	652
Managed Futures Strategy Fund	703,042	101,854	305,561
Tactical U.S. Market Fund	12,371	2,572	7,715

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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NGAM Advisors also provides certain administrative services to the Subsidiaries for which the Subsidiaries pay NGAM Advisors fees equal to an annual rate of 0.05% of the average daily net assets of each Subsidiary. Payments by the Funds are reduced by the amount of payments to NGAM Advisors by the Subsidiaries. In addition, NGAM Advisors and each Subsidiary contract with State Street Bank to serve as sub-administrator.

For the six months ended June 30, 2016, the administrative fees paid to NGAM Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees Paid to NGAM Advisors
Dynamic Allocation Fund	$4,500
Global Alternatives Fund	708,872
Global Macro Fund	6,760
Managed Futures Strategy Fund	720,360
Tactical U.S. Market Fund	20,941

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dynamic Allocation Fund	$37
Global Alternatives Fund	1,013,307
Global Macro Fund	2,297
Managed Futures Strategy Fund	1,493,881
Tactical U.S. Market Fund	52,852

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As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dynamic Allocation Fund	$1
Global Alternatives Fund	19,068
Global Macro Fund	61
Managed Futures Strategy Fund	40,376
Tactical U.S. Market Fund	1,118

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016 were as follows:

Fund	Commissions
Dynamic Allocation Fund	$49
Global Alternatives Fund	34,851
Global Macro Fund	66
Managed Futures Strategy Fund	63,337
Tactical U.S. Market Fund	2,175

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and

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$3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of June 30, 2016, Natixis US and affiliates held shares of Dynamic Allocation Fund and Global Macro Fund representing 94.46% and 75.01% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Global Alternatives Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period January 1, 2016 through April 30, 2016 , NGAM Advisors reimbursed the Fund $72 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2016, Global Alternatives Fund incurred the following class-specific transfer agent fees and expenses:

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$78,324	$33,435	$114	$1,219,017

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

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8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ (excluding Dynamic Allocation Fund and Tactical U.S. Market Fund) investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Dynamic Allocation Fund and Global Macro Fund are non-diversified, which means that they are not limited under the 1940 Act to a percentage of assets that they may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

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10.  Interest Expense.  The Funds may incur interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2016 is reflected on the Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership		Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Dynamic Allocation Fund	—	—		94.46%	94.46%
Global Alternatives Fund	2	39.66%		—	39.66%
Global Macro Fund	1	12.72	%(a)	75.01%	87.73	%(a)
Managed Futures Strategy Fund	3	24.68	%(a)	—	24.68	%(a)
Tactical U.S. Market Fund	2	78.71	%(a)	—	78.71	%(a)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (ASG). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

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12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2016				Period Ended December 31, 2015*
Dynamic Allocation Fund	Shares		Amount		Shares		Amount
Class A
Issued from the sale of shares	1,610		$15,373		100		$1,001
Issued in connection with the reinvestment of distributions	—	(a)	—	(b)	—	(a)	1
Redeemed	(141)		(1,388)		—		—

Net change	1,469		$13,985		100		$1,002

Class C
Issued from the sale of shares	571		$5,453		787		$7,776
Issued in connection with the reinvestment of distributions	—	(a)	—	(b)	1		10
Redeemed	—		—		—		—

Net change	571		$5,453		788		$7,786

Class Y
Issued from the sale of shares	106,018		$1,035,042		2,035,576		$20,355,001
Issued in connection with the reinvestment of distributions	44		426		2,858		28,295
Redeemed	(27,629)		(271,590)		—		—

Net change	78,433		$763,878		2,038,434		$20,383,296

Increase (decrease) from capital share transactions	80,473		$783,316		2,039,322		$20,392,084

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Amount rounds to less than one share.
(b)	Amount rounds to less than $1.

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12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,008,278	$29,926,716	14,778,078	$164,389,197
Issued in connection with the reinvestment of distributions	—	—	404,650	4,673,704
Redeemed	(10,324,593)	(99,804,778)	(7,257,669)	(79,108,509)

Net change	(7,316,315)	$(69,878,062)	7,925,059	$89,954,392

Class C
Issued from the sale of shares	240,064	$2,246,942	3,264,329	$34,921,431
Issued in connection with the reinvestment of distributions	—	—	172,414	1,893,104
Redeemed	(2,738,853)	(24,904,941)	(2,052,050)	(21,338,390)

Net change	(2,498,789)	$(22,657,999)	1,384,693	$15,476,145

Class N
Issued from the sale of shares	15,082	$150,526	958,876	$10,941,431
Issued in connection with the reinvestment of distributions	—	—	28,030	327,389
Redeemed	(51,519)	(508,227)	(1,041)	(11,304)

Net change	(36,437)	$(357,701)	985,865	$11,257,516

Class Y
Issued from the sale of shares	47,343,767	$471,340,606	181,073,867	$2,045,988,073
Issued in connection with the reinvestment of distributions	—	—	4,360,784	51,021,174
Redeemed	(110,501,648)	(1,083,666,180)	(118,756,904)	(1,304,013,239)

Net change	(63,157,881)	$(612,325,574)	66,677,747	$792,996,008

Increase (decrease) from capital share transactions	(73,009,422)	$(705,219,336)	76,973,364	$909,684,061

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12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Global Macro Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	138,916	$1,298,635	100,201	$990,966
Issued in connection with the reinvestment of distributions	859	7,992	936	9,335
Redeemed	(22,856)	(209,903)	(42,220)	(420,138)

Net change	116,919	$1,096,724	58,917	$580,163

Class C
Issued from the sale of shares	7,313	$68,030	15,084	$148,901
Issued in connection with the reinvestment of distributions	129	1,185	108	1,057
Redeemed	(1,642)	(14,714)	(436)	(4,256)

Net change	5,800	$54,501	14,756	$145,702

Class Y
Issued from the sale of shares	591,600	$5,651,775	178,425	$1,789,726
Issued in connection with the reinvestment of distributions	19,081	178,026	43,916	440,105
Redeemed	(161,105)	(1,469,044)	(8,373)	(82,456)

Net change	449,576	$4,360,757	213,968	$2,147,375

Increase (decrease) from capital share transactions	572,295	$5,511,982	287,641	$2,873,240

101  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	22,139,129	$241,787,005	50,367,993	$561,169,054
Issued in connection with the reinvestment of distributions	—	—	1,094,218	12,444,469
Redeemed	(13,991,101)	(151,820,307)	(17,133,458)	(186,862,804)

Net change	8,148,028	$89,966,698	34,328,753	$386,750,719

Class C
Issued from the sale of shares	2,613,012	$27,726,631	4,818,851	$53,569,422
Issued in connection with the reinvestment of distributions	—	—	131,418	1,506,670
Redeemed	(967,702)	(10,169,933)	(1,425,560)	(15,029,226)

Net change	1,645,310	$17,556,698	3,524,709	$40,046,866

Class Y
Issued from the sale of shares	97,560,763	$1,067,157,099	148,271,766	$1,669,938,004
Issued in connection with the reinvestment of distributions	—	—	6,023,176	69,790,109
Redeemed	(38,303,038)	(417,127,377)	(72,933,494)	(804,913,773)

Net change	59,257,725	$650,029,722	81,361,448	$934,814,340

Increase (decrease) from capital share transactions	69,051,063	$757,553,118	119,214,910	$1,361,611,925

|  102

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Tactical U.S. Market Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	405,131	$4,487,580	1,203,103	$14,190,927
Issued in connection with the reinvestment of distributions	—	—	5,943	70,786
Redeemed	(207,454)	(2,308,687)	(649,247)	(7,454,815)

Net change	197,677	$2,178,893	559,799	$6,806,898

Class C
Issued from the sale of shares	25,995	$286,332	148,989	$1,751,687
Issued in connection with the reinvestment of distributions	—	—	1,460	17,184
Redeemed	(45,724)	(503,344)	(79,209)	(889,555)

Net change	(19,729)	$(217,012)	71,240	$879,316

Class Y
Issued from the sale of shares	1,405,432	$15,729,519	7,279,678	$86,150,712
Issued in connection with the reinvestment of distributions	—	—	61,361	727,986
Redeemed	(2,885,841)	(32,507,044)	(5,032,247)	(58,826,491)

Net change	(1,480,409)	$(16,777,525)	2,308,792	$28,052,207

Increase (decrease) from capital share transactions	(1,302,461)	$(14,815,644)	2,939,831	$35,738,421

103  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 23, 2016